UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5002

DWS Variable Series II

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 9/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Alternative Asset Allocation Plus VIP

	Shares	Value ($)

Equity - Equity Funds 65.2%
DWS Commodity Securities Fund "Institutional"	201,739	698,016
DWS Disciplined Market Neutral Fund "Institutional"	106,052	1,004,313
DWS Emerging Markets Equity Fund "Institutional"	30,370	476,195
DWS Gold & Precious Metals Fund "Institutional"	14,449	267,736
DWS RREEF Global Infrastructure Fund "Institutional"	33,465	263,369
DWS RREEF Global Real Estate Securities Fund "Institutional"	112,179	790,866

Total Equity - Equity Funds (Cost $3,367,986)		3,500,495
Equity - Exchange-Traded Funds 3.0%
iShares MSCI EAFE Small Cap Index Fund	2,189	79,439
SPDR Barclays Capital International Treasury Bond	910	53,171
WisdomTree Emerging Markets SmallCap Dividend Fund	668	27,074

Total Equity - Exchange-Traded Funds (Cost $155,202)		159,684
Fixed Income - Bond Funds 30.5%
DWS Emerging Markets Fixed Income Fund "Institutional"	62,321	635,052
DWS Floating Rate Plus Fund "Institutional"	30,151	264,428
DWS Inflation Protected Plus Fund "Institutional"	77,053	741,253

Total Fixed Income - Bond Funds (Cost $1,591,843)		1,640,733
Fixed Income - Money Market Fund 1.7%
Cash Management QP Trust (Cost $89,597)	89,597	89,597
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $5,204,628) †	100.4	5,390,509
Other Assets and Liabilities, Net	(0.4)	(21,687)

Net Assets	100.0	5,368,822

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $5,204,628. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $185,881. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $185,881 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $0.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$ 3,500,495	$ —	$ —	$ 3,500,495
Exchange-Traded Funds	159,684	—	—	159,684
Bond Funds	1,640,733	—	—	1,640,733
Money Market Funds	—	89,597	—	89,597
Total	$ 5,300,912	$ 89,597	$ —	$ 5,390,509

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Balanced VIP

	Shares	Value ($)

Common Stocks 55.9%
Consumer Discretionary 5.5%
Auto Components 0.2%
Bridgestone Corp.	300	5,345
Compagnie Generale des Etablissements Michelin "B"	105	8,262
Cooper Tire & Rubber Co.	8,900	156,462
Denso Corp.	200	5,813
Magna International, Inc. "A"	300	12,786
Minth Group Ltd.	145,500	130,409
Modine Manufacturing Co.	400	3,708
S&T Dynamics Co., Ltd.	4,330	53,502
Standard Motor Products, Inc.	500	7,600
Tenneco, Inc.*	1,800	23,472
Tianneng Power International Ltd.	138,000	71,158

		478,517
Automobiles 0.2%
Bayerische Motoren Werke (BMW) AG	257	12,406
Daimler AG (Registered)	6,104	307,368
Fiat SpA*	2,518	32,477
Honda Motor Co., Ltd.	700	21,225
Mitsubishi Motors Corp.*	2,000	3,277
Nissan Motor Co., Ltd.*	900	6,044
PSA Peugeot Citroen*	112	3,424
Renault SA*	129	6,034
Suzuki Motor Corp.	200	4,647
Toyota Motor Corp.	7,252	285,409
Volkswagen AG	59	9,690

		692,001
Distributors 0.2%
Genuine Parts Co.	15,637	595,144
Jardine Cycle & Carriage Ltd.	1,000	17,145
Li & Fung Ltd.	8,000	32,631

		644,920
Diversified Consumer Services 0.3%
Apollo Group, Inc. "A"*	7,200	530,424
Brink's Home Security Holdings, Inc.*	700	21,553
Capella Education Co.*	1,200	80,808
Grand Canyon Education, Inc.*	800	14,264
H&R Block, Inc.	8,000	147,040
Lincoln Educational Services Corp.*	4,700	107,536
Steiner Leisure Ltd.*	700	25,032
Stewart Enterprises, Inc. "A"	1,500	7,845
Universal Technical Institute, Inc.*	300	5,910

		940,412
Hotels Restaurants & Leisure 1.0%
Accor SA	61	3,398
Ambassadors Group, Inc.	1,100	17,215

Aristocrat Leisure Ltd.	1,586	7,305
Bob Evans Farms, Inc.	3,600	104,616
Carnival Corp. (Units)	21,418	712,791
Carnival PLC	148	5,047
Carrols Restaurant Group, Inc.*	800	6,048
Compass Group PLC	1,151	7,041
Cracker Barrel Old Country Store, Inc.	1,000	34,400
Crown Ltd.	1,868	14,656
Darden Restaurants, Inc.	8,100	276,453
Genting Singapore PLC*	29,000	22,851
Hiday Hidaka Corp.	2,900	35,348
Isle of Capri Casinos, Inc.*	900	10,611
Lottomatica SpA	275	6,164
Marriott International, Inc. "A" (a)	12,698	350,343
McDonald's Corp.	15,900	907,413
OPAP SA	2,900	74,992
P.F. Chang's China Bistro, Inc.*	3,500	118,895
Paddy Power PLC	4,261	129,742
PartyGaming PLC*	13,528	58,642
REXLot Holdings Ltd.*	1,575,000	140,017
Shangri-La Asia Ltd.	6,000	11,304
Sodexo	85	5,109
TABCORP Holdings Ltd.	2,233	14,062
Tatts Group Ltd.	3,481	7,785
Whitbread PLC	229	4,450

		3,086,698
Household Durables 0.3%
Advanced Digital Broadcast Holdings SA (Registered)*	1,189	64,142
Electrolux AB "B"*	617	14,153
Garmin Ltd. (a)	13,100	494,394
Husqvarna AB "B"*	900	6,259
La-Z-Boy, Inc.	4,700	40,655
NVR, Inc.*	100	63,737
Panasonic Corp.	1,000	14,631
Rational AG	700	98,154
Ryland Group, Inc.	2,300	48,461
Sharp Corp.	1,000	11,030
Sony Corp.	400	11,700
Tupperware Brands Corp.	3,800	151,696

		1,019,012
Internet & Catalog Retail 0.1%
Amazon.com, Inc.*	3,900	364,104
Liberty Media Corp. - Interactive "A"*	3,400	37,298

		401,402
Leisure Equipment & Products 0.1%
Aruze Corp.*	5,700	92,509
RC2 Corp.*	200	2,850
Smith & Wesson Holding Corp.* (a)	17,600	92,048
Sturm, Ruger & Co., Inc. (a)	8,100	104,814

		292,221
Media 1.1%
Aegis Group PLC	31,259	56,106
British Sky Broadcasting Group PLC	1,232	11,264
Carmike Cinemas, Inc.*	1,300	13,143

Comcast Corp. "A"	45,500	768,495
DISH Network Corp. "A"*	9,400	181,044
Fairfax Media Ltd.	9,014	13,658
Gestevision Telecinco SA	345	4,357
JC Decaux SA*	5,150	111,667
Journal Communications, Inc. "A"	5,500	20,240
Lagardere SCA	107	4,993
Mediacom Communications Corp. "A"*	20,300	116,928
Mediaset SpA	2,591	18,168
Publicis Groupe	132	5,303
Reed Elsevier NV	12,594	142,239
Scripps Networks Interactive "A"	19,300	713,135
SES "A" (FDR)	184	4,176
Shaw Communications, Inc. "B"	800	14,481
Singapore Press Holdings Ltd.	12,000	32,703
Television Broadcasts Ltd.	1,000	4,332
Thomson Reuters Corp.	1,313	44,030
Time Warner Cable, Inc.	13,125	565,556
Time Warner, Inc.	16,333	470,064
Vertis Holdings, Inc.*	1,645	0
Vivendi	300	9,303
Wolters Kluwer NV	4,847	103,728
WPP PLC	1,683	14,466

		3,443,579
Multiline Retail 0.2%
Canadian Tire Corp., Ltd. "A"	100	5,395
Kohl's Corp.*	7,680	438,144
Macy's, Inc.	12,000	219,480
Marks & Spencer Group PLC	1,148	6,653
Next PLC	169	4,856
PPR	57	7,316

		681,844
Specialty Retail 1.2%
Advance Auto Parts, Inc.	2,700	106,056
Aeropostale, Inc.*	2,900	126,063
American Eagle Outfitters, Inc.	5,100	85,986
Asbury Automotive Group, Inc.*	3,004	38,091
AutoNation, Inc.*	4,400	79,552
Barnes & Noble, Inc. (a)	21,700	482,174
Big 5 Sporting Goods Corp.	5,200	78,520
Cato Corp. "A"	5,700	115,653
Children's Place Retail Stores, Inc.*	400	11,984
Dress Barn, Inc.*	400	7,172
Esprit Holdings Ltd.	5,000	33,532
Foot Locker, Inc.	6,900	82,455
Gymboree Corp.*	2,000	96,760
Hennes & Mauritz AB "B"	2,978	167,348
Home Depot, Inc.	7,000	186,480
Industria de Diseno Textil SA	860	49,392
J. Crew Group, Inc.*	1,000	35,820
Jos. A. Bank Clothiers, Inc.*	2,800	125,356
Jumbo SA	5,013	66,224
Kingfisher PLC	1,961	6,676
Kirkland's, Inc.*	600	8,550
Limited Brands, Inc.	26,570	451,424

Lithia Motors, Inc. "A"	1,700	26,503
Nitori Co., Ltd.	1,100	93,528
Ross Stores, Inc.	3,700	176,749
Sonic Automotive, Inc. "A"	200	2,100
Stage Stores, Inc.	1,600	20,736
The Buckle, Inc. (a)	3,900	133,146
The Finish Line, Inc. "A"	3,700	37,592
The Gap, Inc.	19,400	415,160
TJX Companies, Inc.	11,000	408,650
Tractor Supply Co.*	3,000	145,260
Urban Outfitters, Inc.*	3,400	102,578

		4,003,270
Textiles, Apparel & Luxury Goods 0.6%
Adidas AG	129	6,829
Carter's, Inc.*	4,500	120,150
Coach, Inc.	2,200	72,424
Compagnie Financiere Richemont SA "A"	6,152	174,197
Deckers Outdoor Corp.*	1,400	118,790
G-III Apparel Group Ltd.*	3,000	42,450
Gildan Activewear, Inc.*	300	5,929
Hermes International	19	2,806
Jones Apparel Group, Inc.	1,800	32,274
Luxottica Group SpA*	492	12,757
Maidenform Brands, Inc.*	1,500	24,090
NIKE, Inc. "B" (a)	12,900	834,630
Steven Madden Ltd.*	3,700	136,197
Swatch Group AG (Bearer)	83	19,591
Swatch Group AG (Registered)	105	4,781
Timberland Co. "A"*	800	11,136
VF Corp.	5,384	389,963
Yue Yuen Industrial (Holdings) Ltd.	3,000	8,409

		2,017,403
Consumer Staples 5.2%
Beverages 0.8%
Anheuser-Busch InBev NV	1,163	53,179
Asahi Breweries Ltd.	1,300	23,727
C&C Group PLC	37,201	158,196
Carlsberg AS "B"	3,515	255,895
Central European Distribution Corp.*	2,900	95,004
Coca-Cola Amatil Ltd.	614	5,306
Coca-Cola Bottling Co. Consolidated	700	33,901
Coca-Cola Co.	1,600	85,920
Coca-Cola West Co., Ltd.	400	7,840
Diageo PLC	274	4,209
Foster's Group Ltd.	1,744	8,515
Heineken Holding NV	156	6,362
Heineken NV	730	33,679
Kirin Holdings Co., Ltd.	2,000	30,571
National Beverage Corp.*	700	8,057
PepsiCo, Inc.	26,515	1,555,370
Pernod Ricard SA	459	36,507
SABMiller PLC	434	10,476
Sapporo Holdings Ltd.	1,000	5,081

		2,417,795

Food & Staples Retailing 1.5%
AEON Co., Ltd.	2,000	19,035
Carrefour SA	1,479	67,147
Casino Guichard-Perrachon SA	82	6,529
Colruyt SA	24	5,642
CVS Caremark Corp.	16,900	604,006
Delhaize Group	196	13,606
FamilyMart Co., Ltd.	300	9,652
George Weston Ltd.	200	10,412
J Sainsbury PLC	405	2,111
Koninklijke Ahold NV	4,134	49,743
Kroger Co.	35,732	737,509
Loblaw Companies Ltd.	300	8,854
Metro AG	1,159	65,566
Metro, Inc. "A"	400	13,072
Seven & I Holdings Co., Ltd.	7,100	169,239
Shoppers Drug Mart Corp.	600	24,624
SUPERVALU, Inc.	15,300	230,418
Sysco Corp.	35,200	874,720
Tesco PLC	1,883	12,049
The Andersons, Inc.	3,600	126,720
UNY Co., Ltd.	1,100	8,190
Village Super Market, Inc. "A"	100	2,947
Wal-Mart Stores, Inc.	30,600	1,502,154
Walgreen Co.	7,700	288,519
Weis Markets, Inc.	300	9,585
Wesfarmers Ltd.	1,146	26,686
Wesfarmers Ltd. (PPS)	167	3,919
William Morrison Supermarkets PLC	498	2,212
Winn-Dixie Stores, Inc.*	200	2,624
Woolworths Ltd.	1,283	33,057

		4,930,547
Food Products 1.2%
Ajinomoto Co., Inc.	2,000	19,988
Archer-Daniels-Midland Co.	36,200	1,057,764
Aryzta AG*	159	6,457
Bunge Ltd.	1,900	118,959
Cadbury PLC	397	5,095
Campbell Soup Co.	6,100	198,982
DANONE SA	1,251	75,681
Darling International, Inc.*	7,400	54,390
Diamond Foods, Inc.	3,200	101,504
General Mills, Inc.	5,378	346,236
Green Mountain Coffee Roasters, Inc.*	1,350	99,684
J & J Snack Foods Corp.	2,700	116,613
Kellogg Co.	6,775	333,533
Kikkoman Corp.	1,000	12,375
Kraft Foods, Inc. "A"	9,152	240,423
Lancaster Colony Corp.	2,100	107,667
MEIJI Holdings Co., Ltd.*	300	12,760
Nestle SA (Registered)	11,406	486,577
Nippon Meat Packers, Inc.	1,000	12,791
Nisshin Seifun Group, Inc.	1,000	13,916
Nissin Foods Holdings Co., Ltd.	300	11,503
Saputo, Inc.	600	14,083

Sara Lee Corp.	9,400	104,716
Suedzucker AG	739	14,994
SunOpta, Inc.*	25,900	104,895
Tyson Foods, Inc. "A"	7,200	90,936
Unilever NV (CVA)	5,228	150,917
Unilever PLC	315	8,998
Viterra, Inc.*	700	6,983
Yakult Honsha Co., Ltd.	200	5,308

		3,934,728
Household Products 0.9%
Central Garden & Pet Co. "A"*	200	2,186
Church & Dwight Co., Inc.	2,700	153,198
Colgate-Palmolive Co.	7,170	546,928
Energizer Holdings, Inc.*	6,600	437,844
Henkel AG & Co. KGaA	1,371	49,817
Kao Corp.	1,000	24,652
Kimberly-Clark Corp.	18,900	1,114,722
Procter & Gamble Co.	6,000	347,520
Reckitt Benckiser Group PLC	124	6,060
Unicharm Corp.	100	9,483

		2,692,410
Personal Products 0.1%
Beiersdorf AG	885	52,008
Chattem, Inc.*	1,000	66,410
China Sky One Medical, Inc.* (a)	5,500	72,545
L'Oreal SA	544	54,377
Shiseido Co., Ltd.	1,000	17,417

		262,757
Tobacco 0.7%
Altria Group, Inc.	36,069	642,389
British American Tobacco PLC	596	18,731
Imperial Tobacco Group PLC	249	7,195
Japan Tobacco, Inc.	14	47,674
Lorillard, Inc.	5,100	378,930
Philip Morris International, Inc.	21,812	1,063,116
Reynolds American, Inc.	3,800	169,176

		2,327,211
Energy 6.0%
Energy Equipment & Services 1.8%
Cal Dive International, Inc.*	8,700	86,043
Cameron International Corp.*	13,400	506,788
Dawson Geophysical Co.*	1,700	46,546
Dresser-Rand Group, Inc.*	2,900	90,103
ENSCO International, Inc.	10,816	460,113
Exterran Holdings, Inc.* (a)	2,000	47,480
Fugro NV (CVA)	74	4,281
Geokinetics, Inc.*	5,200	110,240
Helix Energy Solutions Group, Inc.*	2,700	40,446
John Wood Group PLC	13,379	65,160
Lamprell PLC	25,710	71,315
National-Oilwell Varco, Inc.*	2,200	94,886
Noble Corp.	9,689	367,795
Oil States International, Inc.*	2,400	84,312
Parker Drilling Co.*	24,800	135,408

Patterson-UTI Energy, Inc.	3,600	54,360
Pride International, Inc.*	400	12,176
Prosafe Production Public Ltd.*	16,200	38,561
Prosafe SE	10,520	54,165
Rowan Companies, Inc. (a)	25,400	585,978
Saipem SpA	6,898	207,626
SBM Offshore NV	7,772	165,573
Schlumberger Ltd.	11,760	700,896
Seadrill Ltd.*	800	16,683
Shinko Plantech Co., Ltd.	12,400	120,654
Technip SA	75	4,801
Tecnicas Reunidas SA	1,369	74,788
Tenaris SA	434	7,732
Transocean Ltd.*	14,356	1,227,869
Union Drilling, Inc.*	2,000	15,280
Willbros Group, Inc.*	8,300	126,409
WorleyParsons Ltd.	324	8,477

		5,632,944
Oil, Gas & Consumable Fuels 4.2%
Alpha Natural Resources, Inc.*	7,600	266,760
Anadarko Petroleum Corp.	13,600	853,128
Arrow Energy Ltd.*	1,639	6,162
BG Group PLC	12,305	214,148
BP PLC	3,445	30,512
Canadian Natural Resources Ltd.	5,486	368,672
Chevron Corp.	12,789	900,729
ConocoPhillips	32,694	1,476,461
Cosmo Oil Co., Ltd.	3,000	8,289
Devon Energy Corp.	13,810	929,827
Enbridge, Inc.	100	3,883
EnCana Corp.	200	11,582
Encore Acquisition Co.*	5,400	201,960
Eni SpA	2,390	59,838
EXCO Resources, Inc.*	5,300	99,057
ExxonMobil Corp.	30,193	2,071,542
Forest Oil Corp.*	4,600	90,022
Gazprom (ADR)	10,217	238,795
Gazprom OAO (ADR)	1,215	28,249
Hess Corp.	3,400	181,764
Husky Energy, Inc.	100	2,815
Idemitsu Kosan Co., Ltd.	100	8,192
Imperial Oil Ltd.	300	11,418
INPEX Corp.	2	16,960
Japan Petroleum Exploration Co., Ltd.	200	10,140
LUKOIL (ADR)	2,118	115,384
Marathon Oil Corp.	24,876	793,544
Mariner Energy, Inc.*	10,500	148,890
Murphy Oil Corp.	5,700	328,149
Nexen, Inc.	15,842	357,587
Nippon Mining Holdings, Inc.	3,000	14,616
Nippon Oil Corp.	4,000	22,291
Noble Energy, Inc.	7,180	473,593
Occidental Petroleum Corp.	4,800	376,320
OMV AG	1,989	80,196
Origin Energy Ltd.	1,587	22,743

Paladin Energy Ltd.*	1,162	4,576
PetroChina Co., Ltd. "H"	135,228	154,042
Petroleum Development Corp.*	6,700	125,022
Repsol YPF SA	3,114	84,842
Royal Dutch Shell PLC "A"	559	15,925
Royal Dutch Shell PLC "B"	376	10,446
Santos Ltd.	1,486	19,819
Showa Shell Sekiyu KK	1,100	11,978
St. Mary Land & Exploration Co.	1,800	58,428
StatoilHydro ASA	2,950	66,298
Suncor Energy, Inc.	16,523	571,242
Sunoco, Inc.	17,288	491,844
Talisman Energy, Inc.	500	8,700
Teekay Corp.	4,700	102,789
Tesoro Corp.	6,400	95,872
TonenGeneral Sekiyu KK	1,000	9,739
Total SA	1,172	69,771
Ultra Petroleum Corp.*	4,800	235,008
Venoco, Inc.*	12,200	140,422
Williams Companies, Inc.	6,500	116,155
Woodside Petroleum Ltd.	5,014	229,485
World Fuel Services Corp. (a)	1,100	52,877

		13,499,498
Financials 8.0%
Capital Markets 1.7%
Affiliated Managers Group, Inc.*	1,000	65,010
Ameriprise Financial, Inc.	5,603	203,557
Ashmore Group PLC	33,484	134,244
Bank of New York Mellon Corp.	26,900	779,831
BGC Partners, Inc. "A"	10,400	44,512
BlackRock, Inc.	2,500	542,050
Calamos Asset Management, Inc. "A"	300	3,918
Charles Schwab Corp.	10,500	201,075
Credit Suisse Group AG (Registered)	5,205	289,712
Daiwa Securities Group, Inc.	1,000	5,144
Duff & Phelps Corp. "A"	3,000	57,480
Franklin Resources, Inc.	4,800	482,880
ICAP PLC	7,448	50,341
Jefferies Group, Inc.*	3,900	106,197
Julius Baer Holding AG (Registered)	126	6,308
KBW, Inc.*	4,300	138,546
Knight Capital Group, Inc. "A"*	7,200	156,600
Lazard Ltd. "A"	4,500	185,895
Marfin Investment Group SA*	1,344	5,814
Mediobanca SpA	291	3,983
Morgan Stanley	8,985	277,457
Nomura Holdings, Inc.	1,400	8,553
Partners Group Holding AG	900	109,880
Piper Jaffray Companies, Inc.*	900	42,948
T. Rowe Price Group, Inc.	11,900	543,830
The Goldman Sachs Group, Inc.	3,700	682,095
UBS AG (Registered)*	17,892	327,931
Waddell & Reed Financial, Inc. "A"	3,100	88,195

		5,543,986

Commercial Banks 2.0%
1st Source Corp.	600	9,780
Alpha Bank AE*	7,534	139,514
Anglo Irish Bank Corp., Ltd.*	14,896	0
Australia & New Zealand Banking Group Ltd.	535	11,469
Banca Monte dei Paschi di Siena SpA	1,688	3,618
Banco Bilbao Vizcaya Argentaria SA	705	12,546
Banco de Sabadell SA	598	4,425
Banco Latinoamericano de Comercio Exterior SA "E"	4,000	56,880
Banco Popular Espanol SA	571	5,728
Banco Santander SA	21,993	355,314
Bank of Cyprus PCL	628	4,814
Bank of East Asia Ltd.	580	2,079
Bank of Montreal	200	10,119
Bank of Nova Scotia	300	13,694
Barclays PLC*	1,486	8,782
BNP Paribas	3,712	296,895
BOC Hong Kong (Holdings) Ltd.	2,000	4,373
Bryn Mawr Bank Corp.	200	3,494
Canadian Imperial Bank of Commerce	100	6,098
Cardinal Financial Corp.	2,700	22,221
Chuo Mitsui Trust Holdings, Inc.	1,000	3,671
Commerce Bancshares, Inc.	1,300	48,412
Commonwealth Bank of Australia	346	15,732
Credit Agricole SA	247	5,166
Cullen/Frost Bankers, Inc.	2,774	143,249
Danske Bank AS*	1,853	48,650
DBS Group Holdings Ltd.	2,000	18,718
Dexia SA*	979	9,033
DnB NOR ASA*	5,400	62,676
EFG Eurobank Ergasias*	650	10,300
Erste Group Bank AG	944	42,240
Hang Seng Bank Ltd.	600	8,587
Home Bancshares, Inc.	400	8,768
HSBC Holdings PLC	26,895	307,888
Intesa Sanpaolo*	2,894	12,811
KBC GROEP NV*	320	16,111
KeyCorp	62,504	406,276
Lloyds Banking Group PLC	190,544	316,412
M&T Bank Corp.	2,994	186,586
Marshall & Ilsley Corp.	22,000	177,540
Mitsubishi UFJ Financial Group, Inc.	5,000	26,746
Mizuho Financial Group, Inc.	6,200	12,255
National Australia Bank Ltd.	522	14,109
National Bank of Canada	100	5,561
National Bank of Greece SA*	4,768	172,416
NBT Bancorp., Inc.	1,600	36,064
Nordea Bank AB	2,602	26,218
Oriental Financial Group, Inc.	8,400	106,680
Oversea-Chinese Banking Corp., Ltd.	1,000	5,538
Park National Corp. (a)	1,700	99,178
Peoples Bancorp., Inc.	300	3,915
Piraeus Bank SA	713	13,296
Prosperity Bancshares, Inc.	4,000	139,160
Raiffeisen International Bank-Holding AG	306	19,975

Regions Financial Corp.	86,132	534,879
Resona Holdings, Inc.	300	3,855
Royal Bank of Canada	300	16,126
Santander BanCorp.*	4,500	43,875
Skandinaviska Enskilda Banken AB "A"*	1,639	11,060
Societe Generale	175	14,102
Southside Bancshares, Inc.	4,625	104,155
Standard Chartered PLC	445	10,972
Sumitomo Mitsui Financial Group, Inc.	300	10,385
Sumitomo Trust & Banking Co., Ltd.	1,000	5,257
SunTrust Banks, Inc.	17,799	401,368
Svenska Handelsbanken AB "A"	554	14,159
The Bank of Yokohama Ltd.	1,000	4,865
Tompkins Financial Corp.	2,100	91,770
Toronto-Dominion Bank	200	12,936
Trustmark Corp.	4,700	89,535
UBI Banca - Unione di Banche Italiane ScpA	348	5,351
Umpqua Holdings Corp.	11,700	124,020
UniCredit SpA*	79,248	310,585
United Overseas Bank Ltd.	1,000	11,828
US Bancorp.	8,600	187,996
Webster Financial Corp.	300	3,741
Wells Fargo & Co.	17,000	479,060
Westamerica Bancorp.	800	41,600
Westpac Banking Corp.	615	14,169
Wing Hang Bank Ltd.	16,000	157,295
Wintrust Financial Corp.	4,300	120,228

		6,326,952
Consumer Finance 0.3%
AmeriCredit Corp.*	3,700	58,423
Capital One Financial Corp.	17,400	621,702
Discover Financial Services	11,000	178,530
Nelnet, Inc. "A"*	7,700	95,788
ORIX Corp.	50	3,040
World Acceptance Corp.*	500	12,605

		970,088
Diversified Financial Services 1.3%
Bank of America Corp.	76,333	1,291,554
Citigroup, Inc.	75,600	365,904
Compagnie Nationale a Portefeuille	132	7,182
Deutsche Boerse AG	127	10,380
Encore Capital Group, Inc.*	2,700	36,315
Financiere Marc de Lacharriere SA	1,577	83,144
Groupe Bruxelles Lambert SA	86	7,949
Hellenic Exchanges SA	5,500	70,185
Hong Kong Exchanges & Clearing Ltd.	700	12,573
ING Groep NV (CVA)*	14,261	254,820
IntercontinentalExchange, Inc.*	2,300	223,537
Investor AB "B"	44	804
JPMorgan Chase & Co.	29,278	1,282,962
Medallion Financial Corp.	700	5,852
MSCI, Inc. "A"*	2,342	69,370
PHH Corp.*	6,000	119,040
Pohjola Bank PLC	854	9,757
Singapore Exchange Ltd.	1,000	5,941

The NASDAQ OMX Group, Inc.*	14,937	314,424

		4,171,693
Insurance 1.8%
Aegon NV*	1,857	15,821
Alleanza Assicurazioni SpA	737	6,652
Allianz SE (Registered)	1,543	192,796
Allied World Assurance Co. Holdings Ltd.	1,700	81,481
Allstate Corp.	27,568	844,132
American Equity Investment Life Holding Co.	13,900	97,578
AMP Ltd.	965	5,525
Aon Corp.	2,300	93,587
Assicurazioni Generali SpA	354	9,708
Assurant, Inc.	15,223	488,049
Assured Guaranty Ltd. (a)	6,200	120,404
Aviva PLC	589	4,222
AXA SA	7,271	196,744
China Life Insurance Co., Ltd. "H"	60,624	265,097
Chubb Corp.	6,849	345,258
Cincinnati Financial Corp.	5,754	149,546
Crawford & Co. "B"*	400	1,764
EMC Insurance Group, Inc.	200	4,226
Endurance Specialty Holdings Ltd.	7,000	255,290
Fidelity National Financial, Inc. "A"	14,611	220,334
First American Corp.	4,962	160,620
Fortis*	66,126	310,432
Greenlight Capital Re Ltd. "A"*	1,300	24,440
Hallmark Financial Services, Inc.*	1,300	10,465
Hartford Financial Services Group, Inc.	15,244	403,966
HCC Insurance Holdings, Inc.	5,317	145,420
Insurance Australia Group Ltd.	1,063	3,534
Loews Corp.	9,400	321,950
Maiden Holdings Ltd.	3,100	22,537
Manulife Financial Corp.	300	6,305
Meadowbrook Insurance Group, Inc.	7,600	56,240
MetLife, Inc.	11,762	447,779
Mitsui Sumitomo Insurance Group Holdings, Inc.	300	8,262
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	60	9,573
NYMAGIC, Inc.	500	8,630
Odyssey Re Holdings Corp.	2,300	149,063
PartnerRe Ltd.	2,001	153,957
Platinum Underwriters Holdings Ltd.	1,200	43,008
Power Corp. of Canada	200	5,470
Protective Life Corp.	1,100	23,562
Prudential Financial, Inc.	1,800	89,838
Prudential PLC	566	5,447
QBE Insurance Group Ltd.	148	3,131
Sampo Oyj "A"	2,276	57,350
Sompo Japan Insurance, Inc.	1,000	6,670
Sun Life Financial, Inc.	100	3,134
Swiss Reinsurance Co., Ltd. (Registered)	106	4,790
T&D Holdings, Inc.	100	2,682
Tokio Marine Holdings, Inc.	300	8,672
Topdanmark AS*	86	13,009
Trygvesta AS	112	8,581
Vienna Insurance Group	242	13,827

Zurich Financial Services AG	36	8,580

		5,939,138
Real Estate Investment Trusts 0.6%
AMB Property Corp. (REIT)	1,200	27,540
American Campus Communities, Inc. (REIT)	100	2,685
Annaly Capital Management, Inc. (REIT)	8,000	145,120
Apartment Investment & Management Co. "A" (REIT)	2,199	32,435
AvalonBay Communities, Inc. (REIT)	1,134	82,476
BioMed Realty Trust, Inc. (REIT)	4,800	66,240
Boston Properties, Inc. (REIT)	1,300	85,215
CapitaMall Trust (REIT)	3,000	3,915
Cogdell Spencer, Inc. (REIT)	3,700	17,760
Colonial Properties Trust (REIT)	2,000	19,460
Corio NV (REIT)	72	4,968
Cousins Properties, Inc. (REIT)	2,104	17,421
Developers Diversified Realty Corp. (REIT)	5,500	50,820
Digital Realty Trust, Inc. (REIT)	1,100	50,281
EastGroup Properties, Inc. (REIT)	500	19,110
Entertainment Properties Trust (REIT)	1,500	51,210
Equity Residential (REIT)	2,300	70,610
First Industrial Realty Trust, Inc. (REIT)	7,139	37,480
Glimcher Realty Trust (REIT)	3,200	11,744
HCP, Inc. (REIT)	1,900	54,606
Healthcare Realty Trust, Inc. (REIT)	2,300	48,599
Home Properties, Inc. (REIT)	1,400	60,326
Hospitality Properties Trust (REIT)	1,900	38,703
Host Hotels & Resorts, Inc. (REIT)	6,800	80,036
iStar Financial, Inc. (REIT)* (a)	2,000	6,080
Kilroy Realty Corp. (REIT)	2,100	58,254
Kimco Realty Corp. (REIT)	3,200	41,728
LaSalle Hotel Properties (REIT)	3,000	58,980
Lexington Realty Trust (REIT)	2,798	14,270
Link (REIT)	2,500	5,513
Mid-America Apartment Communities, Inc. (REIT)	1,000	45,130
National Retail Properties, Inc. (REIT)	2,300	49,381
Parkway Properties, Inc. (REIT)	1,500	29,550
Pennsylvania Real Estate Investment Trust (REIT) (a)	5,400	41,094
Potlatch Corp. (REIT)	200	5,690
ProLogis (REIT)	2,900	34,568
Public Storage (REIT)	1,200	90,288
Rayonier, Inc. (REIT)	2,300	94,093
Realty Income Corp. (REIT)	500	12,825
Redwood Trust, Inc. (REIT)	3,500	54,250
Sunstone Hotel Investors, Inc. (REIT)	35	248
Unibail-Rodamco SE (REIT)	28	5,824
Vornado Realty Trust (REIT)	2,467	158,899
Washington Real Estate Investment Trust (REIT)	2,400	69,120
Wereldhave NV (REIT)	48	4,729
Westfield Group (Units) (REIT)	436	5,309

		1,964,583
Real Estate Management & Development 0.2%
AEON Mall Co., Ltd.	5,000	103,133
Brookfield Asset Management, Inc. "A"	300	6,829
CapitaLand Ltd.	3,000	7,853
Cheung Kong (Holdings) Ltd.	1,000	12,598

City Developments Ltd.	1,000	7,259
Hang Lung Properties Ltd.	2,000	7,332
Henderson Land Development Co., Ltd.	1,000	6,399
IMMOEAST AG*	48,772	301,812
Midland Holdings Ltd.	132,000	109,903
Mitsubishi Estate Co., Ltd.	1,000	15,631
Sumitomo Realty & Development Co., Ltd.	5,000	90,566
Sun Hung Kai Properties Ltd.	1,000	14,682
Swire Pacific Ltd. "A"	1,000	11,735
The St. Joe Co.*	700	20,384
Wharf Holdings Ltd.	1,000	5,276

		721,392
Thrifts & Mortgage Finance 0.1%
Bank Mutual Corp.	1,500	13,260
First Financial Holdings, Inc.	2,000	31,940
NASB Financial, Inc.	300	7,890
New York Community Bancorp., Inc.	12,471	142,419

		195,509
Health Care 7.7%
Biotechnology 1.5%
Actelion Ltd. (Registered)*	174	10,817
Amgen, Inc.*	14,800	891,404
BioMarin Pharmaceutical, Inc.*	2,300	41,584
Celgene Corp.*	19,400	1,084,460
CSL Ltd.	1,841	54,193
Cubist Pharmaceuticals, Inc.*	5,400	109,080
Enzon Pharmaceuticals, Inc.* (a)	12,300	101,475
Gilead Sciences, Inc.*	35,680	1,661,974
Grifols SA	13,475	256,812
Intercell AG*	6,787	288,199
Medivation, Inc.*	2,400	65,136
Metabolix, Inc.*	3,200	32,896
Myriad Genetics, Inc.*	4,200	115,080
NPS Pharmaceuticals, Inc.*	4,400	17,688
PDL BioPharma, Inc.	14,200	111,896
Talecris Biotherapeutics Holdings Corp.*	500	9,500

		4,852,194
Health Care Equipment & Supplies 0.8%
American Medical Systems Holdings, Inc.*	7,700	130,284
Baxter International, Inc.	7,039	401,293
Becton, Dickinson & Co.	5,232	364,932
bioMerieux	54	5,939
Cochlear Ltd.	210	12,355
Coloplast AS "B"	229	19,226
Edwards Lifesciences Corp.*	6,200	433,442
Essilor International SA	667	38,024
ev3, Inc.*	1,200	14,772
Hill-Rom Holdings, Inc.	2,500	54,450
Nobel Biocare Holding AG (Registered)	4,295	142,368
NxStage Medical, Inc.*	9,300	62,217
Olympus Corp.	600	15,795
Smith & Nephew PLC	1,343	12,030
Somanetics Corp.*	5,900	95,108
Sonova Holding AG (Registered)	59	5,956

St. Jude Medical, Inc.*	10,800	421,308
Synthes, Inc.	40	4,825
Terumo Corp.	400	21,907
Thoratec Corp.*	6,000	181,620
William Demant Holding AS*	249	18,551

		2,456,402
Health Care Providers & Services 2.3%
Aetna, Inc.	9,700	269,951
Alfresa Holdings Corp.	100	4,070
Amedisys, Inc.*	3,000	130,890
American Dental Partners, Inc.*	700	9,800
AMERIGROUP Corp.*	4,800	106,416
AmerisourceBergen Corp.	21,400	478,932
Celesio AG	137	3,770
Centene Corp.*	7,200	136,368
CorVel Corp.*	1,000	28,400
Coventry Health Care, Inc.*	40,200	802,392
Diagnosticos da America SA*	3,900	100,868
Emergency Medical Services Corp. "A"*	2,600	120,900
Express Scripts, Inc.*	10,200	791,316
Fresenius Medical Care AG & Co. KGaA	11,027	549,312
Gentiva Health Services, Inc.*	4,100	102,541
Healthspring, Inc.*	8,900	109,025
Humana, Inc.*	3,100	115,630
Laboratory Corp. of America Holdings*	4,600	302,220
LHC Group, Inc.*	4,400	131,692
Magellan Health Services, Inc.*	3,900	121,134
McKesson Corp.	26,576	1,582,601
Medco Health Solutions, Inc.*	19,217	1,062,892
Mediceo Paltac Holdings Co., Ltd.	400	5,611
Owens & Minor, Inc.	2,300	104,075
Providence Service Corp.*	3,300	38,478
RehabCare Group, Inc.*	4,800	104,112
Sonic Healthcare Ltd.	1,199	14,962
Suzuken Co., Ltd.	200	6,893
Triple-S Management Corp. "B"*	1,300	21,801
WellPoint, Inc.*	200	9,472

		7,366,524
Health Care Technology 0.0%
So-net M3, Inc.	23	80,557
Life Sciences Tools & Services 0.3%
Accelrys, Inc.*	5,500	31,900
Albany Molecular Research, Inc.*	7,500	64,950
Cambrex Corp.*	7,800	49,140
ICON PLC (ADR)*	6,200	151,838
Life Technologies Corp.*	2,900	134,995
Lonza Group AG (Registered)	58	6,323
QIAGEN NV*	6,500	137,987
Thermo Fisher Scientific, Inc.*	8,162	356,435

		933,568
Pharmaceuticals 2.8%
Abbott Laboratories	31,409	1,553,803
Astellas Pharma, Inc.	1,200	49,310
AstraZeneca PLC	2,337	104,783

Bayer AG	3,263	225,994
Bristol-Myers Squibb Co.	14,386	323,973
Caraco Pharmaceutical Laboratories Ltd.*	7,400	37,666
Chugai Pharmaceutical Co., Ltd.	600	12,393
Daiichi Sankyo Co., Ltd.	1,900	39,197
Dainippon Sumitomo Pharma Co., Ltd.	600	6,512
Eisai Co., Ltd.	700	26,235
Eli Lilly & Co.	33,400	1,103,202
Flamel Technologies SA (ADR)*	14,800	129,500
GlaxoSmithKline PLC	8,531	167,874
H. Lundbeck AS	586	12,207
Hi-Tech Pharmacal Co., Inc.*	6,300	141,372
Hisamitsu Pharmaceutical Co., Inc.	200	8,084
Johnson & Johnson	19,782	1,204,526
Kyowa Hakko Kirin Co., Ltd.	1,000	12,613
Matrixx Initiatives, Inc.* (a)	4,300	24,424
Medicis Pharmaceutical Corp. "A"	2,000	42,700
Merck & Co., Inc.	20,044	633,992
Merck KGaA	31	3,083
MiddleBrook Pharmaceuticals, Inc.*	40,900	47,035
Mitsubishi Tanabe Pharma Corp.	1,000	13,302
Mylan, Inc.*	8,608	137,814
Novartis AG (Registered)	6,303	316,414
Novo Nordisk AS "B"	4,171	261,977
Ono Pharmaceutical Co., Ltd.	300	15,555
Par Pharmaceutical Companies, Inc.*	5,900	126,909
Pfizer, Inc. (a)	70,700	1,170,085
Questcor Pharmaceuticals, Inc.*	16,700	92,184
Roche Holding AG (Genusschein)	873	141,319
Sanofi-Aventis	3,530	259,158
Santen Pharmaceutical Co., Ltd.	300	11,025
Shionogi & Co., Ltd.	1,000	23,617
Shire PLC	975	16,935
Takeda Pharmaceutical Co., Ltd.	1,700	70,816
Teva Pharmaceutical Industries Ltd. (ADR)	11,587	585,839
Tsumura & Co.	200	7,200

		9,160,627
Industrials 6.2%
Aerospace & Defense 2.0%
American Science & Engineering, Inc.	1,600	108,864
BAE Systems PLC	2,440	13,617
BE Aerospace, Inc.*	4,800	96,672
Bombardier, Inc. "B"	2,000	9,284
CAE, Inc.	12,500	105,660
Cobham PLC	1,159	4,057
Cubic Corp.	3,000	118,410
DynCorp International, Inc. "A"*	5,600	100,800
European Aeronautic Defence & Space Co.	222	4,988
Finmeccanica SpA	1,335	23,621
GenCorp, Inc.*	4,400	23,584
General Dynamics Corp.	7,700	497,420
Honeywell International, Inc.	14,575	541,461
ITT Corp.	6,100	318,115
Lockheed Martin Corp.	11,100	866,688

Northrop Grumman Corp.	20,200	1,045,350
Raytheon Co.	18,200	873,054
Rockwell Collins, Inc.	11,300	574,040
Rolls-Royce Group PLC*	1,977	14,885
Singapore Technologies Engineering Ltd.	5,000	9,723
Thales SA	71	3,524
United Technologies Corp.	19,851	1,209,522

		6,563,339
Air Freight & Logistics 0.1%
Deutsche Post AG (Registered)	495	9,274
TNT NV	588	15,808
Toll Holdings Ltd.	1,315	9,845
United Parcel Service, Inc. "B"	4,000	225,880

		260,807
Airlines 0.1%
Allegiant Travel Co.*	1,000	38,090
Hawaiian Holdings, Inc.*	15,800	130,508
Korean Air Lines Co., Ltd.*	2,400	97,489
Qantas Airways Ltd.	2,962	7,458
Ryanair Holdings PLC (ADR)*	3,300	95,832
Singapore Airlines Ltd.	1,000	9,779
SkyWest, Inc.	500	8,290

		387,446
Building Products 0.2%
AAON, Inc.	4,000	80,320
Apogee Enterprises, Inc.	3,600	54,072
Armstrong World Industries, Inc.*	1,100	37,906
Asahi Glass Co., Ltd.	1,000	8,010
Assa Abloy AB "B"	400	6,493
Compagnie de Saint-Gobain	4,366	227,082
Daikin Industries Ltd.	100	3,577
Geberit AG (Registered)*	59	9,070
Wienerberger AG*	6,511	134,547

		561,077
Commercial Services & Supplies 0.6%
Babcock International Group PLC	14,776	134,446
Brambles Ltd.	2,650	18,801
Consolidated Graphics, Inc.*	4,700	117,265
Daiseki Co., Ltd.	4,200	82,712
Deluxe Corp.	7,600	129,960
G4S PLC	2,453	8,658
Healthcare Services Group, Inc.	1,800	33,048
R.R. Donnelley & Sons Co.	39,900	848,274
Ritchie Bros. Auctioneers, Inc.	200	4,950
Rollins, Inc.	1,500	28,275
Schawk, Inc.	3,300	38,511
Secom Co., Ltd.	100	5,012
Securitas AB "B"	308	2,976
Serco Group PLC	16,697	134,807
Standard Register Co. (a)	4,300	25,284
Stericycle, Inc.*	8,700	421,515
Tetra Tech, Inc.*	1,500	39,795
World Color Press, Inc.*	164	1,688

		2,075,977

Construction & Engineering 0.2%
ACS, Actividades de Construccion y Servicios SA	358	18,684
Aecom Technology Corp.*	4,200	113,988
Bouygues SA	90	4,587
Chicago Bridge & Iron Co. NV (NY Registered Shares)	4,800	89,664
Dycom Industries, Inc.*	8,500	104,550
EMCOR Group, Inc.*	3,800	96,216
Fomento de Construcciones y Contratas SA	89	4,170
Great Lakes Dredge & Dock Co.	3,500	24,430
Grupo Ferrovial SA	161	7,718
Koninklijke Boskalis Westminster NV	117	4,003
Leighton Holdings Ltd.	304	9,665
Michael Baker Corp.*	400	14,536
Shaw Group, Inc.*	3,200	102,688
Skanska AB "B"	600	8,798
SNC-Lavalin Group, Inc.	300	13,548
URS Corp.*	3,800	165,870
Vinci SA	179	10,145

		793,260
Electrical Equipment 0.8%
ABB Ltd. (Registered)*	11,210	225,273
Alstom SA	1,940	141,875
AMETEK, Inc.	21,000	733,110
Emerson Electric Co.	16,249	651,260
EnerSys*	2,600	57,512
Gamesa Corp. Tecnologica SA	416	9,331
Mitsubishi Electric Corp.*	1,000	7,511
Powell Industries, Inc.*	100	3,839
Prysmian SpA	407	7,650
Renewable Energy Corp. AS*	1,600	14,164
Roper Industries, Inc.	9,100	463,918
Schneider Electric SA	56	5,681
SGL Carbon SE*	2,700	110,460
Sumitomo Electric Industries Ltd.	400	5,189
Vestas Wind Systems AS*	481	34,941

		2,471,714
Industrial Conglomerates 0.4%
3M Co.	2,600	191,880
Carlisle Companies, Inc.	9,400	318,754
CSR Ltd.	3,192	5,270
General Electric Co.	38,600	633,812
Hutchison Whampoa Ltd.	6,000	42,980
Keppel Corp., Ltd.	2,000	11,425
Koninklijke (Royal) Philips Electronics NV	1,807	44,047
NWS Holdings Ltd.	3,000	5,816
Orkla ASA	4,100	38,728
SembCorp Industries Ltd.	3,000	7,166
Siemens AG (Registered)	402	37,264
Smiths Group PLC	412	5,854

		1,342,996
Machinery 0.7%
AB SKF "B"	600	9,437
Alfa Laval AB	446	5,242
Ampco-Pittsburgh Corp.	1,700	45,203

Austal Ltd.	42,918	98,122
Chart Industries, Inc.*	2,600	56,134
Dover Corp.	11,741	455,081
FANUC Ltd.	2,000	178,689
Gardner Denver, Inc.*	2,900	101,152
Invensys PLC	823	3,840
Joy Global, Inc.	3,200	156,608
Komatsu Ltd.	15,648	290,573
Kone Oyj "B"	943	34,712
Kubota Corp.	1,000	8,282
MAN SE	98	8,089
Metso Corp.	733	20,685
Mitsubishi Heavy Industries Ltd.	2,000	7,523
Parker Hannifin Corp.	6,700	347,328
Sandvik AB	663	7,338
Scania AB "B"	362	4,500
Schindler Holding AG	84	5,769
SembCorp Marine Ltd.	2,000	4,475
Tennant Co.	2,700	78,462
Timken Co.	6,300	147,609
Vallourec SA	33	5,597
Volvo AB "B"	1,115	10,341
Wartsila Corp.	538	21,601
Watts Water Technologies, Inc. "A"	1,800	54,450
Zardoya Otis SA	412	8,945

		2,175,787
Marine 0.1%
A P Moller-Maersk AS "A"	2	13,451
A P Moller-Maersk AS "B"	23	159,178
International Shipholding Corp.	1,100	33,891
Kirby Corp.*	500	18,410
Kuehne & Nagel International AG (Registered)	78	6,791
Mitsui O.S.K Lines Ltd.	1,000	5,888
Nippon Yusen Kabushiki Kaisha	1,000	3,850

		241,459
Professional Services 0.2%
Adecco SA (Registered)	87	4,633
Capita Group PLC	467	5,394
COMSYS IT Partners, Inc.*	3,400	21,760
Experian PLC	763	6,420
FTI Consulting, Inc.*	3,400	144,874
Manpower, Inc.	2,400	136,104
Michael Page International PLC	25,761	137,977
Randstad Holding NV*	222	9,611
SGS SA (Registered)*	3	4,041
TrueBlue, Inc.*	700	9,849
VSE Corp.	100	3,901

		484,564
Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	3,700	295,371
Canadian National Railway Co.	600	29,550
Canadian Pacific Railway Ltd.	300	14,038
Celadon Group, Inc.*	2,500	28,275
Central Japan Railway Co.	1	7,176

Con-way, Inc.	7,100	272,072
Dollar Thrifty Automotive Group, Inc.*	600	14,754
DSV AS*	754	13,519
East Japan Railway Co.	200	14,363
Heartland Express, Inc.	600	8,640
Kintetsu Corp.	1,000	3,868
Marten Transport Ltd.*	2,500	42,650
MTR Corp., Ltd.	4,500	15,521
Norfolk Southern Corp.	14,637	631,001
Northgate PLC	16,904	63,837
Ryder System, Inc.	4,100	160,146
Tokyu Corp.	1,000	4,780
West Japan Railway Co.	1	3,784

		1,623,345
Trading Companies & Distributors 0.2%
Beacon Roofing Supply, Inc.* (a)	7,500	119,850
Bunzl PLC	366	3,712
Finning International, Inc.	200	2,989
Itochu Corp.	1,000	6,559
Marubeni Corp.	1,000	5,011
Mitsubishi Corp.	9,688	194,569
Mitsui & Co., Ltd.	15,344	199,696
Noble Group Ltd.	2,000	3,445
PT AKR Corporindo Tbk	694,000	74,957
Sumitomo Corp.	500	5,108
Wolseley PLC*	328	7,918

		623,814
Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	534	12,128
Atlantia SpA	938	22,758
Cintra Concesiones de Infraestructuras de Transporte SA	540	6,289
Koninklijke Vopak NV	1,588	103,247
Macquarie Infrastructure Group (Units)	3,632	4,710
Singapore Airport Terminal Services Ltd.	730	1,166
Transurban Group (Units)	2,803	10,115

		160,413
Information Technology 8.9%
Communications Equipment 1.6%
Alcatel-Lucent*	3,450	15,459
Arris Group, Inc.*	10,200	132,702
Brocade Communications Systems, Inc.*	37,719	296,471
Cisco Systems, Inc.*	66,970	1,576,474
EMS Technologies, Inc.*	3,200	66,624
Harris Corp.	12,700	477,520
InterDigital, Inc.*	3,700	85,692
Nokia Oyj	2,588	38,061
Plantronics, Inc.	5,400	144,774
Polycom, Inc.*	1,300	34,775
QUALCOMM, Inc.	33,530	1,508,179
Research In Motion Ltd.*	5,900	398,594
SeaChange International, Inc.*	3,500	26,250
Symmetricom, Inc.*	4,900	25,382
Tekelec*	3,300	54,219

Telefonaktiebolaget LM Ericsson "B"	17,282	173,378

		5,054,554
Computers & Peripherals 1.9%
Apple, Inc.*	14,900	2,762,013
Compal Electronics, Inc.	88,470	102,592
EMC Corp.*	35,630	607,135
Fujitsu Ltd.	1,000	6,477
Hewlett-Packard Co.	17,400	821,454
International Business Machines Corp.	11,140	1,332,455
NEC Corp.*	1,000	3,113
Toshiba Corp.*	2,000	10,403
Western Digital Corp.*	10,700	390,871

		6,036,513
Electronic Equipment, Instruments & Components 1.2%
Arrow Electronics, Inc.*	25,600	720,640
Avnet, Inc.*	29,700	771,309
Benchmark Electronics, Inc.*	5,800	104,400
Brightpoint, Inc.*	15,400	134,750
Checkpoint Systems, Inc.*	3,000	49,320
Cogent, Inc.*	2,900	29,290
Dai-ichi Seiko Co., Ltd.	2,100	100,078
Fujifilm Holdings Corp.	500	14,869
Hitachi Ltd.*	4,000	12,230
HOYA Corp.	200	4,691
IBIDEN Co., Ltd.	100	3,686
Ingram Micro, Inc. "A"*	8,900	149,965
Inspur International Ltd.	690,000	90,255
Itron, Inc.*	2,700	173,178
Jabil Circuit, Inc.	31,700	425,097
Kingboard Chemical Holdings Ltd.	38,000	143,804
Kyocera Corp.	100	9,194
Mercury Computer Systems, Inc.*	3,745	36,926
Multi-Fineline Electronix, Inc.*	4,100	117,711
Murata Manufacturing Co., Ltd.	100	4,714
Nidec Corp.	1,900	154,058
RadiSys Corp.*	3,900	33,891
Rotork PLC	3,661	66,200
ScanSource, Inc.*	4,300	121,776
SYNNEX Corp.*	3,900	118,872
TDK Corp.	100	5,732
Venture Corp., Ltd.	20,000	127,105
Vishay Intertechnology, Inc.*	10,900	86,110

		3,809,851
Internet Software & Services 0.6%
Art Technology Group, Inc.*	10,600	40,916
EarthLink, Inc.	15,000	126,150
Google, Inc. "A"*	2,715	1,346,233
Internet Initiative Japan, Inc.	39	90,282
LogMeIn, Inc.*	1,800	32,958
Meetic*	2,109	70,591
NIC, Inc.	500	4,445
United Internet AG (Registered)*	10,800	163,139
ValueClick, Inc.*	2,300	30,337

Web.com Group, Inc.*	3,600	25,524

		1,930,575
IT Services 0.9%
Accenture PLC "A"	14,210	529,607
Acxiom Corp.*	9,900	93,654
Atos Origin SA*	99	5,005
Automatic Data Processing, Inc.	11,228	441,260
Cap Gemini SA	266	13,949
CGI Group, Inc. "A"*	600	7,028
CIBER, Inc.*	18,900	75,600
Cognizant Technology Solutions Corp. "A"*	3,600	139,176
Computer Sciences Corp.*	4,100	216,111
Convergys Corp.*	14,000	139,160
Fidelity National Information Services, Inc. (a)	4,400	112,244
iGATE Corp.	9,000	77,220
Indra Sistemas SA	274	6,833
ManTech International Corp. "A"*	1,100	51,876
NeuStar, Inc. "A"*	500	11,300
NTT Data Corp.	1	3,191
RightNow Technologies, Inc.*	400	5,776
SAIC, Inc.*	37,000	648,980
Syntel, Inc.	800	38,184
TNS, Inc.*	4,600	126,040
VeriFone Holdings, Inc.*	800	12,712
Wright Express Corp.*	4,100	120,991

		2,875,897
Office Electronics 0.1%
Canon, Inc.	6,097	243,903
Konica Minolta Holdings, Inc.	500	4,712
Neopost SA	90	8,080
Ricoh Co., Ltd.	1,000	14,421

		271,116
Semiconductors & Semiconductor Equipment 1.2%
ARM Holdings PLC	57,383	132,418
ASML Holding NV	1,755	51,753
Atheros Communications*	1,700	45,101
Broadcom Corp. "A"*	26,140	802,236
Intel Corp.	65,900	1,289,663
Lam Research Corp.*	1,900	64,904
NVE Corp.*	810	43,060
NVIDIA Corp.*	11,700	175,851
Photronics, Inc.*	900	4,266
ROHM Co., Ltd.	100	6,956
Semtech Corp.*	7,000	119,070
Siliconware Precision Industries Co.	74,000	104,385
Skyworks Solutions, Inc.*	11,700	154,908
STMicroelectronics NV	1,042	9,848
Tessera Technologies, Inc.*	4,800	133,872
Texas Instruments, Inc.	25,600	606,464
Tokyo Electron Ltd.	100	6,321
Volterra Semiconductor Corp.*	1,000	18,370
Zoran Corp.*	8,300	95,616

		3,865,062
Software 1.4%
ANSYS, Inc.*	1,000	37,470

Autonomy Corp. PLC*	1,729	45,115
BMC Software, Inc.*	1,900	71,307
Dassault Systemes SA	101	5,639
i2 Technologies, Inc.*	7,700	123,508
Interactive Intelligence, Inc.*	200	3,822
Kenexa Corp.*	500	6,740
Microsoft Corp.	94,950	2,458,256
Nintendo Co., Ltd.	749	191,517
Norkom Group PLC*	26,825	50,301
Oracle Corp.	39,700	827,348
Renaissance Learning, Inc.	1,500	14,910
S1 Corp.*	12,300	76,014
SAP AG	1,044	50,871
Shanda Games Ltd. (ADR)*	3,100	36,270
SuccessFactors, Inc.*	300	4,221
Symantec Corp.*	16,900	278,343
The Sage Group PLC	11,436	42,685
TiVo, Inc.*	5,800	60,088
Tyler Technologies, Inc.*	6,400	109,376
VanceInfo Technologies, Inc. (ADR)*	7,300	141,912
Websense, Inc.*	5,500	92,400

		4,728,113
Materials 3.3%
Chemicals 1.7%
A. Schulman, Inc.	5,500	109,615
Agrium, Inc.	100	4,999
Air Liquide SA	246	27,975
Air Products & Chemicals, Inc.	9,246	717,304
Airgas, Inc.	1,300	62,881
Akzo Nobel NV	620	38,459
Asahi Kasei Corp.	1,000	5,053
Ashland, Inc.	10,800	466,776
BASF SE	4,276	226,390
Cabot Corp.	1,500	34,665
Celanese Corp. "A"	7,700	192,500
E.I. du Pont de Nemours & Co.	5,300	170,342
Ecolab, Inc.	5,750	265,822
GenTek, Inc.*	200	7,608
Givaudan SA (Registered)*	8	6,015
Innophos Holdings, Inc.	3,600	66,600
JSR Corp.	200	4,077
K+S AG	104	5,676
Koninklijke DSM NV	364	15,199
Koppers Holdings, Inc.	2,000	59,300
Kuraray Co., Ltd.	500	5,426
Linde AG	70	7,599
Lubrizol Corp.	6,900	493,074
Mitsubishi Chemical Holdings Corp.	1,000	4,121
Mitsubishi Gas Chemical Co., Inc.	1,000	5,395
Mitsui Chemicals, Inc.	1,000	3,549
Monsanto Co.	11,100	859,140
NewMarket Corp.	500	46,520
Nitto Denko Corp.	200	6,083
Omnova Solutions, Inc.*	900	5,832

PolyOne Corp.*	1,100	7,337
Potash Corp. of Saskatchewan, Inc.	101	9,142
Praxair, Inc.	6,964	568,889
Shin-Etsu Chemical Co., Ltd.	4,607	281,590
Showa Denko KK	2,000	4,045
Solvay SA	382	39,675
Spartech Corp.	5,400	58,158
Stepan Co.	1,100	66,088
Sumitomo Chemical Co., Ltd.	2,000	8,265
Syngenta AG (Registered)	156	35,814
The Mosaic Co.	9,000	432,630
Toray Industries, Inc.	2,000	12,044
Umicore	697	20,905
Westlake Chemical Corp.	800	20,560
Yara International ASA	1,560	49,033

		5,538,170
Construction Materials 0.1%
CRH PLC	11,230	311,459
Holcim Ltd. (Registered)*	340	23,390
Imerys SA	73	4,197
Lafarge SA	210	18,773
Martin Marietta Materials, Inc.	700	64,449

		422,268
Containers & Packaging 0.3%
AEP Industries, Inc.*	2,100	83,790
Bway Holding Co.*	3,265	60,435
FP Corp.	1,300	67,240
Owens-Illinois, Inc.*	4,700	173,430
Rock-Tenn Co. "A"	2,700	127,197
Sonoco Products Co.	15,873	437,143
Toyo Seikan Kaisha Ltd.	300	5,744

		954,979
Metals & Mining 0.9%
Agnico-Eagle Mines Ltd.	100	6,763
Anglo American PLC*	683	21,742
ArcelorMittal	7,909	295,168
Barrick Gold Corp.	400	15,146
BHP Billiton Ltd.	9,531	314,957
BHP Billiton PLC	964	26,493
Cliffs Natural Resources, Inc.	15,900	514,524
Commercial Metals Co.	7,000	125,300
Freeport-McMoRan Copper & Gold, Inc.	1,700	116,637
Goldcorp, Inc.	300	12,043
JFE Holdings, Inc.	600	20,391
Kinross Gold Corp.	16,063	348,603
Kobe Steel Ltd.*	3,000	5,212
Mitsubishi Materials Corp.*	3,000	8,229
Newcrest Mining Ltd.	264	7,422
Nippon Steel Corp.	6,000	21,739
Nisshin Steel Co., Ltd.	1,000	1,773
Norsk Hydro ASA*	5,800	38,754
Outokumpu Oyj	611	11,481
Randgold Resources Ltd. (ADR)	1,000	69,880
Rautaruukki Oyj	565	13,547

Rio Tinto Ltd.	114	5,930
Rio Tinto PLC	4,129	177,180
Schnitzer Steel Industries, Inc. "A"	2,800	149,100
SSAB AB "A"	1,243	19,224
SSAB AB "B"	629	8,873
Stillwater Mining Co.*	200	1,344
Sumitomo Metal Industries Ltd.	5,000	12,197
Sumitomo Metal Mining Co., Ltd.	1,000	16,283
Teck Resources Ltd. "B"*	324	8,927
ThyssenKrupp AG	248	8,542
Vista Gold Corp.*	13,500	32,130
voestalpine AG	4,395	157,398
Xstrata PLC*	21,102	310,772
Yamana Gold, Inc.	300	3,228

		2,906,932
Paper & Forest Products 0.3%
Clearwater Paper Corp.*	2,314	95,637
Glatfelter	11,200	128,576
Holmen AB "B"	286	7,885
International Paper Co.	20,900	464,607
Oji Paper Co., Ltd.	1,000	4,502
Schweitzer-Mauduit International, Inc.	2,000	108,720
Stora Enso Oyj "R"*	2,972	20,759
Svenska Cellulosa AB "B"	3,267	44,363
UPM-Kymmene Oyj	2,682	32,147

		907,196
Telecommunication Services 2.4%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	86,460	2,335,285
Atlantic Tele-Network, Inc.	1,100	58,762
BCE, Inc.	14,367	354,400
Belgacom SA	2,882	112,297
BT Group PLC	9,801	20,387
Cable & Wireless PLC	3,199	7,342
Deutsche Telekom AG (ADR)	24,518	334,916
Deutsche Telekom AG (Registered)	23,278	318,265
France Telecom SA	5,459	146,021
Iliad SA	58	6,545
Koninklijke (Royal) KPN NV	9,218	152,974
Nippon Telegraph & Telephone Corp.	2,100	96,940
Portugal Telecom SGPS SA (Registered)	16	170
Singapore Telecommunications Ltd.	31,000	71,174
Swisscom AG (Registered)	437	156,526
Tele2 AB "B"	590	7,843
Telecom Italia SpA	61,616	108,248
Telecom Italia SpA (RSP)	36,788	45,249
Telefonica SA	12,887	355,711
Telenor ASA*	6,800	78,951
TeliaSonera AB	4,313	28,359
Telstra Corp., Ltd.	27,605	79,517
Telus Corp.	100	3,226
Telus Corp. (Non-Voting Shares)	200	6,222
Verizon Communications, Inc.	27,181	822,769

		5,708,099

Wireless Telecommunication Services 0.6%
American Tower Corp. "A"*	13,100	476,840
China Mobile Ltd.	29,136	285,749
iPCS, Inc.*	200	3,480
KDDI Corp.	12	67,500
Millicom International Cellular SA (SDR)*	181	13,245
Mobistar SA	584	40,451
NTT DoCoMo, Inc.	62	98,798
Rogers Communications, Inc. "B"	1,000	28,235
Softbank Corp.	3,000	65,496
USA Mobility, Inc.	8,700	112,056
Vodafone Group PLC	125,069	280,708
Vodafone Group PLC (ADR)	21,991	494,797

		1,967,355
Utilities 2.7%
Electric Utilities 2.0%
Acciona SA	20	2,720
Allegheny Energy, Inc.	23,427	621,284
American Electric Power Co., Inc.	14,802	458,714
Cheung Kong Infrastructure Holdings Ltd.	1,000	3,583
Chubu Electric Power Co., Inc.	1,500	36,396
Chugoku Electric Power Co., Inc.	700	15,389
CLP Holdings Ltd.	5,000	34,021
Duke Energy Corp.	27,999	440,704
E.ON AG	6,275	266,456
Edison International	9,400	315,652
EDP - Energias de Portugal SA	9,124	41,809
Electricite de France	2,870	170,575
Enel SpA	8,214	52,164
Entergy Corp.	6,111	488,024
Exelon Corp.	20,835	1,033,833
FirstEnergy Corp.	14,936	682,874
Fortis, Inc.	1,200	27,998
Fortum Oyj	12,084	310,225
FPL Group, Inc.	11,509	635,642
Hokkaido Electric Power Co., Inc.	600	12,481
Hokuriku Electric Power Co.	500	12,715
HongKong Electric Holdings Ltd.	3,000	16,458
Iberdrola SA	3,186	31,313
Kansai Electric Power Co., Inc.	1,800	43,496
Kyushu Electric Power Co., Inc.	800	18,103
MGE Energy, Inc.	800	29,184
NV Energy, Inc.	12,100	140,239
Red Electrica Corporacion SA	128	6,553
Scottish & Southern Energy PLC	1,114	20,887
Shikoku Electric Power Co., Inc.	500	15,253
Southern Co.	10,376	328,608
SP Ausnet	35,313	27,489
Terna - Rete Elettrica Nationale SpA	3,428	13,374
Tohoku Electric Power Co., Inc.	1,000	22,254
Tokyo Electric Power Co., Inc.	3,000	78,679

		6,455,149
Gas Utilities 0.1%
Chesapeake Utilities Corp.	900	27,891

Enagas	311	6,504
Gas Natural SDG SA	302	6,679
Hong Kong & China Gas Co., Ltd.	10,500	26,497
National Fuel Gas Co.	600	27,486
New Jersey Resources Corp.	3,400	123,454
Northwest Natural Gas Co.	900	37,494
Osaka Gas Co., Ltd.	5,000	17,535
Snam Rete Gas SpA	2,523	12,281
Toho Gas Co., Ltd.	1,000	4,561
Tokyo Gas Co., Ltd.	5,000	20,746

		311,128
Independent Power Producers & Energy Traders 0.2%
Drax Group PLC	680	5,124
EDP Renovaveis SA*	829	9,117
Electric Power Development Co., Ltd.	400	12,664
Iberdrola Renovables SA	1,405	6,919
International Power PLC	2,098	9,703
NRG Energy, Inc.*	14,716	414,844
TransAlta Corp.	1,100	22,439

		480,810
Multi-Utilities 0.3%
A2A SpA	2,094	4,122
AGL Energy Ltd.	12,712	153,206
Canadian Utilities Ltd. "A"	700	24,773
Centrica PLC	5,814	23,393
CH Energy Group, Inc.	1,600	70,896
Dominion Resources, Inc.	2,500	86,250
GDF Suez	612	27,362
National Grid PLC	2,563	24,806
PG&E Corp.	15,620	632,454
RWE AG	157	14,600
Suez Environnement Co.	122	2,797
United Utilities Group PLC	779	5,688
Veolia Environnement	237	9,104

		1,079,451
Water Utilities 0.1%
American Water Works Co., Inc.	9,400	187,436
California Water Service Group	2,900	112,926
Severn Trent PLC	213	3,304

		303,666

Total Common Stocks (Cost $153,630,993)		179,455,264
Preferred Stocks 0.0%
Consumer Discretionary 0.0%
Porsche Automobil Holding SE	50	3,934
Volkswagen AG	62	7,221

		11,155
Consumer Staples 0.0%
Henkel AG & Co. KGaA	1,806	77,904
Health Care 0.0%
Fresenius SE	32	1,875

Total Preferred Stocks (Cost $96,900)		90,934

Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc., 144A, 12.0%* (Cost $8,344)	60,000	0
Rights 0.0%
Consumer Discretionary 0.0%
Genting Singapore PLC, Expiration Date 10/12/2009*	5,800	1,317
Financials 0.0%
BNP Paribas, Expiration Date 10/13/2009*	3,843	8,323
Fortis, Expiration Date 7/4/2014*	6,275	0

		8,323

Total Rights (Cost $0)		9,640
Warrants 0.1%
Financials 0.1%
Mediobanca SpA, Expiration Date 3/18/2011*	278	0
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	24,700	615
UBS AG, Expiration Date 8/31/2011*	123,852	245,443

		246,058
Industrials 0.0%
World Color Press, Inc., Expiration Date 7/20/2014*	186	191
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	170	0

Total Warrants (Cost $220,632)		246,249
	Principal Amount ($) (b)	Value ($)

Corporate Bonds 9.3%
Consumer Discretionary 0.9%
AMC Entertainment, Inc.:
8.0%, 3/1/2014	35,000	33,775
8.75%, 6/1/2019	35,000	36,137
American Achievement Corp., 144A, 8.25%, 4/1/2012	15,000	14,925
Ameristar Casinos, Inc., 144A, 9.25%, 6/1/2014	25,000	25,938
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	35,000	30,975
8.0%, 3/15/2014	15,000	13,950
British Sky Broadcasting Group PLC, 144A, 9.5%, 11/15/2018	500,000	639,739
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **	25,000	2,500
Carrols Corp., 9.0%, 1/15/2013	15,000	15,000
CSC Holdings, Inc., 6.75%, 4/15/2012	25,000	25,750
DirecTV Holdings LLC, 7.625%, 5/15/2016	70,000	74,900
DISH DBS Corp.:
6.625%, 10/1/2014	40,000	38,900
7.125%, 2/1/2016	35,000	34,737
Dollarama Group Holdings LP, 7.468% ***, 8/15/2012 (c)	24,000	24,480
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **	25,000	688
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016	10,000	10,850
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	30,000	28,500

	Group 1 Automotive, Inc., 8.25%, 8/15/2013	15,000	14,850
	Hertz Corp., 8.875%, 1/1/2014	55,000	55,550
	Idearc, Inc., 8.0%, 11/15/2016 **	55,000	2,475
	Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	17,000	15,130
	Lamar Media Corp., Series C, 6.625%, 8/15/2015	20,000	18,300
	Norcraft Holdings LP, 9.75%, 9/1/2012	80,000	76,000
	Penske Automotive Group, Inc., 7.75%, 12/15/2016	50,000	46,125
	Reader's Digest Association, Inc., 9.0%, 2/15/2017 **	25,000	375
	Sabre Holdings Corp., 8.35%, 3/15/2016	25,000	20,875
	Seminole Hard Rock Entertainment, Inc., 144A, 2.799% ***, 3/15/2014	30,000	24,150
	Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015	25,000	18,000
	Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014	105,000	26,250
	Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	30,000	28,650
	TCI Communications, Inc., 8.75%, 8/1/2015	135,000	162,907
	Time Warner Cable, Inc.:
	6.75%, 6/15/2039	175,000	189,251
	8.25%, 2/14/2014	100,000	116,532
	Time Warner, Inc., 5.875%, 11/15/2016	147,000	155,881
	Travelport LLC:
	4.986% ***, 9/1/2014	20,000	16,800
	9.875%, 9/1/2014	5,000	4,838
	Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **	5,000	600
	United Components, Inc., 9.375%, 6/15/2013	5,000	4,013
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	50,000	76,460
	Vertis, Inc., 13.5%, 4/1/2014 (PIK)	35,028	2,802
	Viacom, Inc., 6.875%, 4/30/2036	300,000	316,918
	WMG Acquisition Corp., 144A, 9.5%, 6/15/2016	20,000	21,100
	Young Broadcasting, Inc., 8.75%, 1/15/2014 **	130,000	163
	Yum! Brands, Inc., 6.875%, 11/15/2037	300,000	332,351

			2,799,090
Consumer Staples 0.7%
	Altria Group, Inc., 9.25%, 8/6/2019	125,000	152,744
	Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019	500,000	591,630
	ConAgra Foods, Inc., 7.0%, 4/15/2019	200,000	235,674
	CVS Caremark Corp.:
	6.125%, 9/15/2039	75,000	76,292
	6.25%, 6/1/2027	300,000	318,878
	Dr. Pepper Snapple Group, Inc., 6.12%, 5/1/2013	200,000	218,284
	General Nutrition Centers, Inc., 5.178% ***, 3/15/2014 (PIK)	15,000	13,275
	Ingles Markets, Inc., 8.875%, 5/15/2017	10,000	10,250
	North Atlantic Trading Co., 144A, 10.0%, 3/1/2012	108,750	59,812
	SUPERVALU, Inc., 8.0%, 5/1/2016	30,000	31,050
	Viskase Companies, Inc., 11.5%, 6/15/2011	480,000	424,800

			2,132,689
Energy 1.7%
	Anadarko Petroleum Corp., 6.45%, 9/15/2036	250,000	258,123
	Atlas Energy Operating Co., LLC, 144A, 10.75%, 2/1/2018	55,000	57,062
	Belden & Blake Corp., 8.75%, 7/15/2012	130,000	120,900
	Bristow Group, Inc., 7.5%, 9/15/2017	30,000	28,500
	Cenovus Energy, Inc.:
	144A, 5.7%, 10/15/2019	48,000	49,219
	144A, 6.75%, 11/15/2039	75,000	80,815
	Chaparral Energy, Inc., 8.5%, 12/1/2015	40,000	32,200
	Chesapeake Energy Corp.:
	6.25%, 1/15/2018	20,000	17,900

6.875%, 1/15/2016	90,000	85,275
7.5%, 6/15/2014	10,000	9,888
ConocoPhillips, 6.0%, 1/15/2020	200,000	221,650
DCP Midstream LLC, 144A, 9.75%, 3/15/2019	400,000	477,849
Devon Energy Corp., 5.625%, 1/15/2014	375,000	403,142
El Paso Corp., 7.25%, 6/1/2018	20,000	19,672
Energy Transfer Partners LP, 9.0%, 4/15/2019	510,000	613,205
Enterprise Products Operating LLC:
6.125%, 10/15/2039 (d)	230,000	232,380
Series L, 6.3%, 9/15/2017	190,000	204,646
Frontier Oil Corp., 6.625%, 10/1/2011	20,000	20,000
Hess Corp., 8.125%, 2/15/2019	325,000	390,437
KCS Energy, Inc., 7.125%, 4/1/2012	105,000	103,950
Kinder Morgan Energy Partners LP:
5.625%, 2/15/2015	52,000	55,816
7.3%, 8/15/2033	360,000	385,505
Linn Energy LLC, 144A, 11.75%, 5/15/2017	35,000	37,712
Marathon Oil Corp., 7.5%, 2/15/2019	190,000	219,151
Mariner Energy, Inc.:
7.5%, 4/15/2013	25,000	24,125
8.0%, 5/15/2017	20,000	18,300
Newfield Exploration Co., 7.125%, 5/15/2018	40,000	39,900
ONEOK Partners LP, 8.625%, 3/1/2019	440,000	525,250
OPTI Canada, Inc.:
7.875%, 12/15/2014	35,000	26,775
8.25%, 12/15/2014	60,000	46,500
Petrohawk Energy Corp., 7.875%, 6/1/2015	15,000	14,775
Plains Exploration & Production Co., 7.0%, 3/15/2017	15,000	14,288
Quicksilver Resources, Inc., 7.125%, 4/1/2016	70,000	60,725
Regency Energy Partners LP, 8.375%, 12/15/2013	31,000	31,310
Stone Energy Corp.:
6.75%, 12/15/2014	40,000	30,400
8.25%, 12/15/2011	75,000	70,500
TransCanada PipeLines Ltd., 7.625%, 1/15/2039	140,000	178,644
Whiting Petroleum Corp., 7.25%, 5/1/2012	50,000	50,000
Williams Companies, Inc., 8.125%, 3/15/2012	85,000	92,392

		5,348,881
Financials 3.2%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	60,000	50,400
American Express Co., 7.0%, 3/19/2018	390,000	429,030
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015	36,400	13,279
Bank of America Corp., 7.625%, 6/1/2019	810,000	912,701
Bank of New York Mellon Corp., 4.3%, 5/15/2014	170,000	180,021
Barclays Bank PLC:
Series 1, 5.0%, 9/22/2016	90,000	91,149
5.2%, 7/10/2014	80,000	84,505
BB&T Corp., 5.2%, 12/23/2015	200,000	206,295
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **	15,000	2,663
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016	30,000	30,750
Capital One Bank USA NA, 8.8%, 7/15/2019	200,000	231,192
Citigroup, Inc.:
6.125%, 5/15/2018	350,000	344,625
8.125%, 7/15/2039	315,000	352,608
8.5%, 5/22/2019	174,000	196,417
Conproca SA de CV, REG S, 12.0%, 6/16/2010	193,185	203,327
Credit Suisse New York, 5.3%, 8/13/2019	140,000	143,549

Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	155,000	150,537
9.875%, 8/10/2011	90,000	91,278
General Electric Capital Corp.:
Series A, 5.25%, 10/19/2012	550,000	581,483
6.0%, 8/7/2019	190,000	192,744
GMAC, Inc., 144A, 6.875%, 9/15/2011	132,000	124,740
Hartford Financial Services Group, Inc., 4.625%, 7/15/2013	150,000	142,248
Hexion US Finance Corp., 9.75%, 11/15/2014	20,000	17,200
Inmarsat Finance II PLC, 10.375%, 11/15/2012	30,000	31,050
iPayment, Inc., 9.75%, 5/15/2014	25,000	16,750
JPMorgan Chase & Co.:
4.65%, 6/1/2014	220,000	229,457
6.3%, 4/23/2019	350,000	382,104
Lincoln National Corp., 8.75%, 7/1/2019	190,000	219,748
MetLife, Inc.:
6.75%, 6/1/2016	113,000	126,109
7.717%, 2/15/2019	250,000	294,319
Morgan Stanley:
Series F, 6.625%, 4/1/2018	225,000	237,920
7.3%, 5/13/2019	130,000	143,036
National Rural Utilities Cooperative Finance Corp., Series C, 7.25%, 3/1/2012	350,000	386,536
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **	95,000	119
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014	100,000	95,500
PNC Bank NA, 6.875%, 4/1/2018	300,000	320,755
Principal Financial Group, Inc., 7.875%, 5/15/2014	315,000	348,096
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014	100,000	101,051
6.2%, 1/15/2015	100,000	105,796
7.375%, 6/15/2019	30,000	33,480
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	4,000	4,210
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014	425,000	431,532
Simon Property Group LP, (REIT), 6.75%, 5/15/2014	70,000	75,074
Sprint Capital Corp.:
7.625%, 1/30/2011	20,000	20,475
8.375%, 3/15/2012	80,000	82,600
Telecom Italia Capital SA:
5.25%, 11/15/2013	200,000	210,389
6.175%, 6/18/2014	80,000	86,780
7.175%, 6/18/2019	70,000	78,109
Telefonica Emisiones SAU, 5.877%, 7/15/2019	90,000	97,786
The Goldman Sachs Group, Inc.:
6.0%, 5/1/2014	105,000	114,191
6.15%, 4/1/2018	400,000	420,765
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **	75,000	47
UCI Holdco, Inc., 9.25% ***, 12/15/2013 (PIK)	37,488	15,183
Universal City Development Partners Ltd., 11.75%, 4/1/2010	125,000	125,938
Virgin Media Finance PLC, 8.75%, 4/15/2014	65,000	66,300
Wachovia Corp., Series G, 5.5%, 5/1/2013	470,000	502,886
Wind Acquisition Finance SA, 144A, 9.75%, 12/1/2015	55,000	86,923

		10,263,755
Health Care 0.6%
Boston Scientific Corp., 6.0%, 6/15/2011	25,000	25,688
Community Health Systems, Inc., 8.875%, 7/15/2015	120,000	123,000
Express Scripts, Inc.:
6.25%, 6/15/2014	250,000	274,736

7.25%, 6/15/2019	120,000	140,934
HCA, Inc.:
144A, 8.5%, 4/15/2019	10,000	10,450
9.125%, 11/15/2014	35,000	36,138
9.25%, 11/15/2016	130,000	134,387
9.625%, 11/15/2016 (PIK)	42,000	43,680
HEALTHSOUTH Corp., 10.75%, 6/15/2016	20,000	21,700
IASIS Healthcare LLC, 8.75%, 6/15/2014	30,000	30,000
McKesson Corp., 7.5%, 2/15/2019	125,000	149,261
Medco Health Solutions, Inc., 7.125%, 3/15/2018	425,000	481,567
Merck & Co., Inc.:
5.0%, 6/30/2019	133,000	141,889
5.85%, 6/30/2039	29,000	32,550
Quest Diagnostics, Inc., 6.95%, 7/1/2037	255,000	292,458
The Cooper Companies, Inc., 7.125%, 2/15/2015	45,000	43,650
Valeant Pharmaceuticals International, 144A, 8.375%, 6/15/2016	15,000	15,225
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	25,000	26,000
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	75,000	76,500

		2,099,813
Industrials 0.4%
Actuant Corp., 6.875%, 6/15/2017	20,000	18,600
Allied Waste North America, Inc.:
6.125%, 2/15/2014	180,000	184,435
6.875%, 6/1/2017	180,000	190,112
ARAMARK Corp., 8.5%, 2/1/2015	10,000	10,088
BE Aerospace, Inc., 8.5%, 7/1/2018	50,000	51,250
Belden, Inc., 7.0%, 3/15/2017	25,000	23,781
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	10,000	11,468
Cenveo Corp., 144A, 10.5%, 8/15/2016	10,000	9,400
Congoleum Corp., 8.625%, 8/1/2008 **	190,000	57,000
Corrections Corp. of America, 7.75%, 6/1/2017	10,000	10,325
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	20,000	19,625
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	25,000	21,000
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	20,000	19,400
9.375%, 5/1/2012	60,000	60,900
Mobile Mini, Inc., 9.75%, 8/1/2014	25,000	25,437
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	35,000	33,075
Owens Corning, Inc., 9.0%, 6/15/2019	10,000	10,740
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017 **	75,000	4,313
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	20,000	19,400
Titan International, Inc., 8.0%, 1/15/2012	85,000	82,237
TransDigm, Inc., 7.75%, 7/15/2014	15,000	14,888
United Rentals North America, Inc.:
6.5%, 2/15/2012	15,000	15,038
7.0%, 2/15/2014	65,000	56,550
144A, 10.875%, 6/15/2016	35,000	37,450
US Concrete, Inc., 8.375%, 4/1/2014	15,000	9,750
Waste Management, Inc., 6.375%, 3/11/2015	320,000	354,076

		1,350,338
Information Technology 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	30,000	22,837
L-3 Communications Corp.:
5.875%, 1/15/2015	25,000	24,875
Series B, 6.375%, 10/15/2015	35,000	35,350

	MasTec, Inc., 7.625%, 2/1/2017	35,000	32,900
	SunGard Data Systems, Inc., 10.25%, 8/15/2015	70,000	71,400
	Vangent, Inc., 9.625%, 2/15/2015	15,000	13,969

			201,331
Materials 0.6%
	Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	15,000	12,169
	ARCO Chemical Co., 9.8%, 2/1/2020 **	195,000	131,625
	Cascades, Inc., 7.25%, 2/15/2013	12,000	11,760
	CPG International I, Inc., 10.5%, 7/1/2013	50,000	42,250
	Crown Americas LLC, 144A, 7.625%, 5/15/2017	10,000	10,100
	Domtar Corp., 10.75%, 6/1/2017	20,000	22,400
	Dow Chemical Co.:
	5.9%, 2/15/2015	400,000	410,553
	8.55%, 5/15/2019	20,000	22,483
	Exopack Holding Corp., 11.25%, 2/1/2014	80,000	79,000
	Freeport-McMoRan Copper & Gold, Inc.:
	8.25%, 4/1/2015	65,000	69,144
	8.375%, 4/1/2017	120,000	127,650
	GEO Specialty Chemicals, Inc.:
	144A, 7.5% ***, 3/31/2015 (PIK)	207,955	155,966
	10.0%, 3/31/2015	206,080	154,560
	Georgia-Pacific LLC, 144A, 7.125%, 1/15/2017	15,000	14,663
	Graphic Packaging International, Inc., 144A, 9.5%, 6/15/2017	30,000	31,875
	Hexcel Corp., 6.75%, 2/1/2015	95,000	90,488
	Innophos, Inc., 8.875%, 8/15/2014	10,000	10,100
	Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	70,000	70,175
	Millar Western Forest Products Ltd., 7.75%, 11/15/2013	15,000	10,406
	NewMarket Corp., 7.125%, 12/15/2016	65,000	62,075
	Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016	10,000	10,150
	Radnor Holdings Corp., 11.0%, 3/15/2010 **	40,000	50
	Silgan Holdings, Inc., 144A, 7.25%, 8/15/2016	20,000	20,200
	Teck Resources Ltd.:
	9.75%, 5/15/2014	20,000	22,000
	10.25%, 5/15/2016	20,000	22,600
	10.75%, 5/15/2019	55,000	63,938
	Terra Capital, Inc., Series B, 7.0%, 2/1/2017	50,000	52,125
	The Mosaic Co., 144A, 7.375%, 12/1/2014	40,000	42,457
	Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)	40,844	34,717

			1,807,679
Telecommunication Services 0.4%
	AT&T Mobility LLC, 6.5%, 12/15/2011	275,000	302,303
BCM Ireland Preferred Equity Ltd., 144A, 7.873% ***, 2/15/2017 (PIK)	EUR	98,408	67,705
	CenturyTel, Inc.:
	Series Q, 6.15%, 9/15/2019	70,000	70,209
	Series P, 7.6%, 9/15/2039	87,000	86,698
	Cincinnati Bell, Inc.:
	7.25%, 7/15/2013	70,000	71,050
	8.375%, 1/15/2014	25,000	25,125
	Cricket Communications, Inc.:
	9.375%, 11/1/2014	55,000	55,825
	10.0%, 7/15/2015	50,000	51,375
	Intelsat Corp.:
	9.25%, 8/15/2014	10,000	10,250
	9.25%, 6/15/2016	110,000	113,300
	Intelsat Subsidiary Holding Co., Ltd., 8.875%, 1/15/2015	60,000	61,050

iPCS, Inc., 2.608% ***, 5/1/2013	10,000	8,450
MetroPCS Wireless, Inc., 9.25%, 11/1/2014	60,000	61,350
Millicom International Cellular SA, 10.0%, 12/1/2013	80,000	83,000
Qwest Corp.:
7.875%, 9/1/2011	65,000	67,031
8.875%, 3/15/2012	15,000	15,788
Stratos Global Corp., 9.875%, 2/15/2013	15,000	15,600
Telesat Canada, 11.0%, 11/1/2015	225,000	239,625
Windstream Corp.:
7.0%, 3/15/2019	25,000	23,375
8.625%, 8/1/2016	10,000	10,225

		1,439,334
Utilities 0.7%
AES Corp.:
8.0%, 10/15/2017	35,000	35,219
8.0%, 6/1/2020	30,000	29,775
144A, 8.75%, 5/15/2013	172,000	175,225
CP&L, Inc., 5.3%, 1/15/2019	500,000	541,508
DPL, Inc., 6.875%, 9/1/2011	500,000	538,405
DTE Energy Co., 7.625%, 5/15/2014	81,000	89,409
Energy Future Holdings Corp., 10.875%, 11/1/2017	35,000	26,425
FirstEnergy Solutions Corp., 144A, 6.8%, 8/15/2039	84,000	89,035
Kinder Morgan, Inc., 6.5%, 9/1/2012	15,000	15,413
Mirant Americas Generation LLC, 8.3%, 5/1/2011	45,000	45,787
Mirant North America LLC, 7.375%, 12/31/2013	20,000	19,900
NRG Energy, Inc.:
7.25%, 2/1/2014	55,000	54,037
7.375%, 2/1/2016	50,000	48,375
7.375%, 1/15/2017	60,000	58,050
NV Energy, Inc.:
6.75%, 8/15/2017	25,000	24,508
8.625%, 3/15/2014	8,000	8,230
Pepco Holdings, Inc., 6.125%, 6/1/2017	350,000	361,084
Sempra Energy, 6.5%, 6/1/2016	135,000	149,235
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015	35,000	25,200

		2,334,820

Total Corporate Bonds (Cost $28,820,568)		29,777,730
Asset-Backed 0.3%
Automobile Receivables
Capital Auto Receivables Asset Trust, "B", Series 2006-1, 5.26%, 10/15/2010	402,629	404,752
Ford Credit Auto Owner Trust, "B", Series 2007-B, 5.69%, 11/15/2012	379,000	402,011

Total Asset-Backed (Cost $781,498)		806,763
Mortgage-Backed Securities Pass-Throughs 7.9%
Federal Home Loan Mortgage Corp., 6.0%, with various maturities from 8/1/2035 until 3/1/2038	555,176	586,083
Federal National Mortgage Association:
4.5%,with various maturities from 3/1/2020 until 9/1/2035 (d)	3,425,864	3,527,012
4.522% ***, 3/1/2036	809,733	850,048
5.0%,with various maturities from 3/1/2036 until 2/1/2038	7,167,653	7,426,361
5.5%,with various maturities from 2/1/2037 until 4/1/2038 (d)	5,792,237	6,069,906
5.534% ***, 8/1/2037	517,687	538,472
6.0%,with various maturities from 1/1/2024 until 8/1/2037 (d)	3,058,264	3,246,106
6.5%,with various maturities from 5/1/2017 until 9/1/2038	2,782,534	2,994,162

8.0%, 9/1/2015		103,514	113,017

Total Mortgage-Backed Securities Pass-Throughs (Cost $24,576,876)			25,351,167
Commercial Mortgage-Backed Securities 1.3%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2007-3, 5.658% ***, 6/10/2049		700,000	573,388
"A4", Series 2007-4, 5.744% ***, 2/10/2051		750,000	666,584
Greenwich Capital Commercial Funding Corp.:
"A4", Series 2007-GG9, 5.444%, 3/10/2039		515,000	456,400
"A4", Series 2007-GG11, 5.736%, 12/10/2049		1,705,000	1,535,244
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-LD12, 5.882%, 2/15/2051		566,000	480,922
LB-UBS Commercial Mortgage Trust:
"A2", Series 2005-C2, 4.821%, 4/15/2030		123,691	124,968
"A4", Series 2007-C6, 5.858%, 7/15/2040		500,000	423,766

Total Commercial Mortgage-Backed Securities (Cost $3,917,473)			4,261,272
Collateralized Mortgage Obligations 0.0%
Federal Home Loan Mortgage Corp., "H", Series 2278, 6.5%, 1/15/2031 (Cost $17,796)		17,598	18,940
Government & Agency Obligations 11.8%
Other Government Related 0.5%
Citigroup, Inc., FDIC Guaranteed, 2.125%, 4/30/2012		1,500,000	1,521,230
Sovereign Bonds 3.4%
Federal Republic of Germany, 2.25%, 4/15/2013	EUR	209,766	324,703
Government of Canada, 4.0%, 12/1/2031	CAD	439,359	580,057
Government of France:
1.0%, 7/25/2017	EUR	238,439	346,896
1.6%, 7/25/2011	EUR	741,542	1,120,021
2.25%, 7/25/2020	EUR	263,003	416,727
3.15%, 7/25/2032	EUR	566,970	1,057,504
Government of Japan, Series 9, 1.1%, 9/10/2016	JPY	65,000,000	678,277
Government of Sweden, Series 3105, 3.5%, 12/1/2015	SEK	2,650,000	508,884
Republic of Italy, 2.1%, 9/15/2017	EUR	1,119,237	1,703,610
Republic of Poland, 6.375%, 7/15/2019		100,000	112,342
United Kingdom Treasury-Inflation Linked Bonds:
1.125%, 11/22/2037	GBP	337,654	608,748
1.25%, 11/22/2032	GBP	226,046	394,058
1.875%, 11/22/2022	GBP	373,550	654,773
2.0%, 1/26/2035	GBP	225,000	565,252
2.5%, 8/16/2013	GBP	205,000	836,416
2.5%, 7/26/2016	GBP	112,000	512,983
2.5%, 4/16/2020	GBP	96,000	447,564

			10,868,815
US Treasury Obligations 7.9%
US Treasury Bill, 0.19% ****, 3/18/2010 (e)		3,921,000	3,918,221
US Treasury Inflation-Indexed Bonds:
2.375%, 1/15/2025		551,842	578,572
3.625%, 4/15/2028		532,618	658,449
3.875%, 4/15/2029		438,874	565,050
US Treasury Inflation-Indexed Notes:
1.875%, 7/15/2015		182,690	188,741
2.0%, 1/15/2014		87,416	90,530
2.0%, 1/15/2016		474,176	491,957

2.375%, 4/15/2011	976,518	1,005,509
2.375%, 1/15/2017	1,041,222	1,107,925
2.5%, 7/15/2016	495,881	531,522
US Treasury Notes:
0.875%, 3/31/2011	8,000,000	8,026,872
3.125%, 5/15/2019	4,250,000	4,181,932
4.5%, 11/15/2015	3,750,000	4,134,667

		25,479,947

Total Government & Agency Obligations (Cost $36,369,539)		37,869,992
Loan Participations and Assignments 0.1%
Senior Loans ***
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 6.5%, 8.0%, 6/20/2013	19,748	18,981
Golden Nugget, Inc., Second Lien Term Loan, LIBOR plus 3.25%, 3.5%, 12/31/2014	35,000	14,525
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, LIBOR plus 2.0%, 2.246%, 3/26/2014	22,577	17,429
Letter of Credit, LIBOR plus 2.1%, 2.283%, 3/26/2014	1,336	1,029
Hexion Specialty Chemicals, Inc.:
Term Loan C2, LIBOR plus 2.25%, 2.563%, 5/6/2013	10,815	9,076
Term Loan C1, LIBOR plus 2.25%, 2.875%, 5/6/2013	72,097	60,351
IASIS Healthcare LLC, Term Loan, LIBOR plus 5.25%, 5.738%, 6/13/2014 (PIK)	85,148	73,759
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 2.741%, 9/30/2014	23,027	20,338
Sbarro, Inc., Term Loan, LIBOR plus 4.5%, 4.788%, 1/31/2014	15,000	13,050

Total Loan Participations and Assignments (Cost $283,838)		228,538
Municipal Bonds and Notes 0.0%
New Jersey, State Turnpike Authority Revenue, Build America Bonds, Series F, 7.414%, 1/1/2040 (Cost $120,000)	120,000	149,070
Preferred Securities 0.1%
Financials 0.1%
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (f)	218,000	151,360
Xerox Capital Trust I, 8.0%, 2/1/2027	15,000	14,662

		166,022
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029	170,000	94,562

Total Preferred Securities (Cost $330,922)		260,584
	Shares	Value ($)

Exchange-Traded Funds 6.0%
iShares Barclays Aggregate Bond Fund	88,250	9,259,190
iShares MSCI Japan Index Fund (a)	45,404	451,316
Vanguard Emerging Markets	252,169	9,723,636

Total Exchange-Traded Funds (Cost $14,639,982)		19,434,142
Closed-End-Investment Company 0.0%
Financials
Apollo Investment Corp. (Cost $30,502)	6,100	58,255
Securities Lending Collateral 1.0%
Daily Assets Fund Institutional, 0.29% (g) (h) (Cost $3,319,821)	3,319,821	3,319,821

Cash Equivalents 6.4%
Cash Management QP Trust, 0.18% (g) (Cost $20,492,576)					20,492,576	20,492,576
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $287,658,260) †					100.2	321,830,937
Other Assets and Liabilities, Net					(0.2)	(487,107)

Net Assets					100.0	321,343,830

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*						Non-income producing security.
**						Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:
Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
ARCO Chemical Co.	9.8%	2/1/2020	195,000	USD	175,673	131,625
Buffalo Thunder Development Authority	9.375%	12/15/2014	15,000	USD	15,000	2,663
CanWest MediaWorks LP	9.25%	8/1/2015	25,000	USD	25,000	2,500
Congoleum Corp.	8.625%	8/1/2008	190,000	USD	190,156	57,000
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	25,000	USD	25,000	688
Idearc, Inc.	8.0%	11/15/2016	55,000	USD	51,838	2,475
New ASAT (Finance) Ltd.	9.25%	2/1/2011	95,000	USD	83,256	119
R.H. Donnelley Corp.	8.875%	10/15/2017	75,000	USD	75,000	4,313
Radnor Holdings Corp.	11.0%	3/15/2010	40,000	USD	25,775	50
Reader's Digest Association, Inc.	9.0%	2/15/2017	25,000	USD	20,260	375
Tropicana Entertainment LLC	9.625%	12/15/2014	75,000	USD	55,245	47
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	5,000	USD	4,788	600
Young Broadcasting, Inc.	8.75%	1/15/2014	130,000	USD	111,175	163
					858,166	202,618

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2009.

****						Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $293,865,374. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $27,965,563. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $40,797,944 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,832,381.

(a)						All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $3,280,509 which is 1.0% of net assets.
(b)						Principal amount stated in US dollars unless otherwise noted.
(c)						Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 12/31/2009.
(d)						When-issued or delayed delivery security included.
(e)						At September 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)						Date shown is call date; not a maturity date for the perpetual preferred securities.
(g)						Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)						Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
FDIC: Federal Deposit Insurance Corp.
FDR: Fiduciary Depositary Receipt
LIBOR: London InterBank Offered Rate
MSCI: Morgan Stanley Capital International
PIK: Denotes that all or a portion of the income is paid in kind.
PPS: Price Protected Shares

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year US Treasury Note	12/21/2009	90	10,526,306	10,649,531	123,225
CAC 40 Index	10/16/2009	9	495,618	500,070	4,452
DAX Index	12/18/2009	10	2,066,468	2,075,943	9,475
DJ Euro Stoxx 50 Index	12/18/2009	78	3,213,829	3,261,015	47,186
Federal Republic of Germany Euro-Bund	12/8/2009	94	16,682,839	16,765,179	82,340
Federal Republic of Germany Euro-Schatz	12/8/2009	233	36,817,554	36,878,266	60,712
FTSE 100 Index	12/18/2009	26	2,089,107	2,115,409	26,302
FTSE MIB Index	12/18/2009	7	1,176,760	1,199,610	22,850
Nikkei 225 Index	12/10/2009	1	52,429	50,325	(2,104)
Russell 2000 Mini Index	12/18/2009	5	291,312	301,500	10,188
S&P 500 E-Mini Index	12/18/2009	20	1,035,867	1,052,900	17,033
TOPIX Index	12/11/2009	21	2,198,607	2,128,892	(69,715)
Total net unrealized appreciation					331,944

At September 30, 2009, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	12/15/2009	73	6,717,741	6,720,459	(2,718)

10 Year Canadian Government Bond		12/18/2009	18	2,018,063	2,040,331	(22,268)
10 Year Japanese Government Bond		12/10/2009	17	26,265,893	26,388,681	(122,788)
10 Year US Treasury Note		12/21/2009	20	2,341,206	2,366,563	(25,357)
2 Year US Treasury Note		12/31/2009	42	9,062,720	9,112,687	(49,967)
AEX Index		10/16/2009	1	90,440	91,313	(873)
ASX SPI 200 Index		12/17/2009	2	202,724	209,390	(6,666)
Hang Seng Index		10/29/2009	7	967,972	943,639	24,333
IBEX 35 Index		10/16/2009	11	1,863,811	1,887,756	(23,945)
NASDAQ 100 E-Mini Index		12/18/2009	73	2,464,308	2,507,550	(43,242)
Russell 2000 Mini Index		12/18/2009	36	2,143,175	2,170,800	(27,625)
S&P 500 E-Mini Index		12/18/2009	25	1,304,316	1,316,125	(11,809)
S&P TSE 60 Index		12/17/2009	2	252,158	253,341	(1,183)
United Kingdom Long Gilt Bond		12/29/2009	26	4,936,402	4,926,398	10,004
Total net unrealized depreciation						(304,104)

At September 30, 2009, the Portfolio had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

CHF	32,000	USD	30,874	10/5/2009	34	Citigroup, Inc.
DKK	62,000	USD	12,187	10/5/2009	5	Bank of New York Mellon Corp.
EUR	233,000	USD	340,971	10/5/2009	128	Bank of New York Mellon Corp.
NOK	278,000	USD	48,126	10/5/2009	28	Bank of New York Mellon Corp.
SEK	143,000	USD	20,505	10/5/2009	11	Bank of New York Mellon Corp.
GBP	1,033,000	USD	1,709,532	10/14/2009	58,748	Barclays Bank PLC
USD	10,158,663	AUD	11,788,000	10/14/2009	228,922	Credit Suisse
USD	9,201,342	CHF	9,597,000	10/14/2009	60,532	UBS AG
USD	1,709,972	NZD	2,454,000	10/14/2009	60,576	Bank of New York Mellon Corp.
EUR	157,400	USD	232,525	10/30/2009	2,197	Citigroup, Inc.
Total unrealized appreciation					411,181

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

GBP	20,000	USD	31,973	10/5/2009	(30)	Bank of New York Mellon Corp.
JPY	2,373,000	USD	26,444	10/5/2009	(69)	Bank of New York Mellon Corp.
AUD	58,000	USD	51,129	10/6/2009	(20)	Bank of New York Mellon Corp.
CAD	697,000	USD	646,586	10/14/2009	(4,438)	Barclays Bank PLC
EUR	4,425,000	USD	6,442,756	10/14/2009	(32,522)	HSBC Bank USA
JPY	100,516,000	USD	1,089,162	10/14/2009	(30,712)	HSBC Bank USA
NOK	5,910,000	USD	999,121	10/14/2009	(23,626)	Barclays Bank PLC
SEK	6,989,000	USD	994,302	10/14/2009	(8,330)	Barclays Bank PLC
EUR	1,300	USD	1,900	10/30/2009	(3)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(99,750)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	USD	United States Dollar
GBP	British Pound

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(i)
Consumer Discretionary	$ 14,624,484	$ 3,089,267	$ —	$ 17,713,751
Consumer Staples	14,306,748	2,336,604	—	16,643,352
Energy	16,882,823	2,249,619	—	19,132,442
Financials	19,956,449	5,885,215	246,058	26,087,722
Health Care	21,327,787	3,523,960	—	24,851,747
Industrials	16,058,114	3,707,884	191	19,766,189
Information Technology	26,163,667	2,408,014	—	28,571,681
Materials	7,873,391	2,856,154	0	10,729,545
Telecommunication Services	5,030,988	2,644,466	—	7,675,454
Utilities	6,971,099	1,659,105	—	8,630,204
Fixed Income(i)
Corporate Bonds	—	29,396,925	380,805	29,777,730
Asset Backed	—	806,763	—	806,763
Mortgage-Backed Securities Pass- Throughs	—	25,351,167	—	25,351,167
Commercial Mortgage-Backed Securities	—	4,261,272	—	4,261,272
Collateralized Mortgage Obligations	—	18,940	—	18,940
Government & Agency Obligations	—	33,951,771	—	33,951,771
Loan Participations and Assignments	—	214,013	14,525	228,538
Municipal Bonds and Notes	—	149,070	—	149,070
Preferred Securities	—	260,584	—	260,584
Exchange-Traded Funds	19,434,142	—	—	19,434,142
Closed-End Investment Company	58,255	—	—	58,255
Short-Term Investments(i)	3,319,821	24,410,797	—	27,730,618
Derivatives (j)	27,840	411,181	—	439,021
Total	$ 172,035,608	$ 149,592,771	$ 641,579	$ 322,269,958

Liabilities
Derivatives(j)	$ —	$ (99,750)	$ —	$ (99,750)
Total	$ —	$ (99,750)	$ —	$ (99,750)
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open future contracts and forward foreign currency exchange contracts.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stock and/or Other Equity Investments			Corporate Bonds	Loan Participations and Assignments	Other Investments	Total
	Financials	Industrials	Materials
Balance as of December 31, 2008	$1,938	$—	$6,656	$18,568	$54,331	$81,600	$163,093
Total realized gain (loss)	2,055	—	(2,688)	—	(13,524)	—	(14,157)
Change in unrealized appreciation (depreciation)	53,772	191	(26,074)	(86,870)	37,559	35,387	13,965
Amortization premium/discount	—	—	—	1,608	498	327	2,433
Net purchases (sales)	188,293	—	29,528	235,399	(45,358)	(117,314)	290,548
Net transfers in (out) of Level 3	—	—	(7,422)	212,100	(18,981)	—	185,697
Balance as of September 30, 2009	$246,058	$191	$0	$380,805	$14,525	$—	$641,579
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2009	$53,772	$191	$0	$ (129,108)	$10,624	$—	$ (64,521)

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of September 30, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$ (25,343)	$ —
Foreign Exchange Contracts	$ —	$ 311,431
Interest Rate Contracts	$ 53,183	$ —

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Blue Chip VIP

	Shares	Value ($)

Common Stocks 98.1%
Consumer Discretionary 10.0%
Auto Components 0.1%
Magna International, Inc. "A"	1,600	68,032
Automobiles 0.0%
Honda Motor Co., Ltd. (ADR)	1,500	45,465
Distributors 0.1%
Genuine Parts Co.	1,600	60,896
Hotels Restaurants & Leisure 1.3%
McDonald's Corp.	20,400	1,164,228
Yum! Brands, Inc.	8,000	270,080

		1,434,308
Household Durables 1.0%
Garmin Ltd. (a)	18,400	694,416
Leggett & Platt, Inc.	15,700	304,580
Ryland Group, Inc.	2,400	50,568

		1,049,564
Internet & Catalog Retail 0.4%
Amazon.com, Inc.*	4,800	448,128
Media 3.4%
Comcast Corp. "A"	91,300	1,542,057
Comcast Corp., Special "A"	22,000	353,760
DISH Network Corp. "A"*	10,000	192,600
McGraw-Hill Companies, Inc.	2,400	60,336
Time Warner Cable, Inc.	14,381	619,677
Time Warner, Inc.	32,633	939,178

		3,707,608
Multiline Retail 0.7%
Macy's, Inc.	41,800	764,522
Specialty Retail 2.6%
Barnes & Noble, Inc. (a)	2,600	57,772
Group 1 Automotive, Inc.	2,100	56,385
Gymboree Corp.*	3,100	149,978
RadioShack Corp.	19,900	329,743
Rent-A-Center, Inc.*	5,200	98,176
Ross Stores, Inc.	9,600	458,592
The Gap, Inc.	20,100	430,140
TJX Companies, Inc.	35,000	1,300,250

		2,881,036
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.	1,100	36,212
Jones Apparel Group, Inc.	14,400	258,192
Wolverine World Wide, Inc.	3,700	91,908

		386,312

Consumer Staples 9.9%
Food & Staples Retailing 2.5%
Kroger Co.	49,000	1,011,360
Sysco Corp.	11,400	283,290
Wal-Mart Stores, Inc.	28,900	1,418,701

		2,713,351
Food Products 2.6%
Archer-Daniels-Midland Co.	59,100	1,726,902
Bunge Ltd.	13,200	826,452
Chiquita Brands International, Inc.*	5,400	87,264
Darling International, Inc.*	7,800	57,330
Fresh Del Monte Produce, Inc.*	7,200	162,792
Lancaster Colony Corp.	600	30,762

		2,891,502
Household Products 2.7%
Colgate-Palmolive Co.	24,200	1,845,976
Kimberly-Clark Corp.	18,800	1,108,824

		2,954,800
Personal Products 0.3%
Herbalife Ltd.	7,500	245,550
Mead Johnson Nutrition Co. "A"	1,300	58,643

		304,193
Tobacco 1.8%
Altria Group, Inc.	13,700	243,997
Lorillard, Inc.	6,800	505,240
Philip Morris International, Inc.	24,600	1,199,004

		1,948,241
Energy 9.3%
Energy Equipment & Services 1.4%
Helix Energy Solutions Group, Inc.*	5,900	88,382
Noble Corp.	31,200	1,184,352
Oil States International, Inc.*	5,700	200,241
Rowan Companies, Inc.	4,000	92,280

		1,565,255
Oil, Gas & Consumable Fuels 7.9%
Alpha Natural Resources, Inc.*	2,100	73,710
Anadarko Petroleum Corp.	5,000	313,650
Apache Corp.	9,400	863,202
Cimarex Energy Co.	12,900	558,828
ConocoPhillips	44,000	1,987,040
Encore Acquisition Co.*	14,600	546,040
EXCO Resources, Inc.*	4,900	91,581
ExxonMobil Corp.	40	2,744
Frontline Ltd. (a)	1,600	37,424
Mariner Energy, Inc.*	20,100	285,018
McMoRan Exploration Co.*	20,000	151,000
Murphy Oil Corp.	20,200	1,162,914
Occidental Petroleum Corp.	26,800	2,101,120
Overseas Shipholding Group, Inc.	2,700	100,899
StatoilHydro ASA (ADR)	2,300	51,842
Valero Energy Corp.	6,500	126,035
W&T Offshore, Inc. (a)	12,500	146,375

		8,599,422

Financials 14.4%
Capital Markets 2.1%
Bank of New York Mellon Corp.	27,600	800,124
Franklin Resources, Inc.	3,600	362,160
Morgan Stanley	9,000	277,920
The Goldman Sachs Group, Inc.	4,400	811,140

		2,251,344
Commercial Banks 1.1%
Comerica, Inc.	3,800	112,746
KeyCorp	13,800	89,700
Marshall & Ilsley Corp.	38,000	306,660
Regions Financial Corp. (a)	89,100	553,311
Zions Bancorp. (a)	10,000	179,700

		1,242,117
Consumer Finance 1.1%
Capital One Financial Corp.	6,100	217,953
Discover Financial Services	61,300	994,899

		1,212,852
Diversified Financial Services 4.7%
Bank of America Corp.	86,000	1,455,120
Citigroup, Inc.	181,400	877,976
JPMorgan Chase & Co.	62,500	2,738,750
PHH Corp.*	4,800	95,232

		5,167,078
Insurance 4.9%
ACE Ltd.*	32,000	1,710,720
Aflac, Inc.	7,600	324,824
Allied World Assurance Co. Holdings Ltd.	4,000	191,720
Arch Capital Group Ltd.*	2,500	168,850
Berkshire Hathaway, Inc. "B"*	300	996,900
Everest Re Group Ltd.	1,500	131,550
Hartford Financial Services Group, Inc.	41,400	1,097,100
MetLife, Inc.	2,300	87,561
Old Republic International Corp.	15,000	182,700
Prudential Financial, Inc.	1,100	54,901
The Travelers Companies, Inc.	6,700	329,841

		5,276,667
Real Estate Investment Trusts 0.4%
Essex Property Trust, Inc. (REIT)	1,400	111,412
Franklin Street Properties Corp. (REIT)	5,500	72,050
Public Storage (REIT)	1,200	90,288
Rayonier, Inc. (REIT)	2,500	102,275
Walter Investment Management Corp. (REIT)	5,216	83,560

		459,585
Real Estate Management & Development 0.1%
The St. Joe Co.*	2,400	69,888
Health Care 14.4%
Biotechnology 1.6%
Gilead Sciences, Inc.*	32,300	1,504,534
Myriad Genetics, Inc.*	3,900	106,860
PDL BioPharma, Inc. (a)	21,100	166,268

		1,777,662

Health Care Equipment & Supplies 1.3%
Baxter International, Inc.	11,700	667,017
Becton, Dickinson & Co.	6,500	453,375
Covidien PLC	5,300	229,278

		1,349,670
Health Care Providers & Services 6.0%
Aetna, Inc.	57,800	1,608,574
AmerisourceBergen Corp.	8,800	196,944
Coventry Health Care, Inc.*	14,300	285,428
Emergency Medical Services Corp. "A"*	1,300	60,450
Express Scripts, Inc.*	8,900	690,462
Humana, Inc.*	7,400	276,020
Kindred Healthcare, Inc.*	6,600	107,118
Magellan Health Services, Inc.*	3,100	96,286
McKesson Corp.	20,100	1,196,955
Medco Health Solutions, Inc.*	34,000	1,880,540
Universal Health Services, Inc. "B"	1,600	99,088

		6,497,865
Pharmaceuticals 5.5%
Abbott Laboratories	17,700	875,619
Eli Lilly & Co.	47,500	1,568,925
Johnson & Johnson	11,600	706,324
Merck & Co., Inc.	5,453	172,478
Pfizer, Inc. (a)	138,500	2,292,175
Warner Chilcott PLC "A"*	1,600	34,592
Watson Pharmaceuticals, Inc.*	9,700	355,408

		6,005,521
Industrials 13.3%
Aerospace & Defense 6.6%
Alliant Techsystems, Inc.*	1,800	140,130
General Dynamics Corp.	14,900	962,540
Goodrich Corp.	16,000	869,440
Honeywell International, Inc.	7,000	260,050
ITT Corp.	2,800	146,020
L-3 Communications Holdings, Inc.	5,900	473,888
Lockheed Martin Corp.	21,600	1,686,528
Northrop Grumman Corp.	32,000	1,656,000
Raytheon Co.	19,700	945,009

		7,139,605
Air Freight & Logistics 0.7%
United Parcel Service, Inc. "B"	13,300	751,051
Commercial Services & Supplies 0.5%
R.R. Donnelley & Sons Co.	20,400	433,704
The Brink's Co.	5,400	145,314

		579,018
Construction & Engineering 1.2%
EMCOR Group, Inc.*	14,900	377,268
Fluor Corp.	14,600	742,410
Shaw Group, Inc.*	3,100	99,479
Tutor Perini Corp.*	5,800	123,540

		1,342,697
Electrical Equipment 0.6%
GrafTech International Ltd.*	38,900	571,830

Rockwell Automation, Inc.	800	34,080

		605,910
Industrial Conglomerates 0.4%
General Electric Co.	12,100	198,682
Tyco International Ltd.	8,400	289,632

		488,314
Machinery 1.2%
Cummins, Inc.	4,400	197,164
Dover Corp.	2,200	85,272
Flowserve Corp.	6,500	640,510
Parker Hannifin Corp.	5,100	264,384
Trinity Industries, Inc. (a)	6,800	116,892

		1,304,222
Professional Services 0.8%
Manpower, Inc.	15,500	879,005
Road & Rail 1.1%
Burlington Northern Santa Fe Corp.	1,000	79,830
Con-way, Inc.	2,300	88,136
Norfolk Southern Corp.	2,700	116,397
Ryder System, Inc.	20,600	804,636
Werner Enterprises, Inc.	3,100	57,753

		1,146,752
Trading Companies & Distributors 0.2%
W.W. Grainger, Inc.	2,000	178,720
Information Technology 17.5%
Communications Equipment 1.1%
Cisco Systems, Inc.*	13,300	313,082
Harris Corp.	4,700	176,720
QUALCOMM, Inc.	17,200	773,656

		1,263,458
Computers & Peripherals 5.6%
Apple, Inc.*	10,100	1,872,237
International Business Machines Corp.	23,000	2,751,030
NCR Corp.*	4,900	67,718
QLogic Corp.*	20,400	350,880
Western Digital Corp.*	28,500	1,041,105

		6,082,970
Electronic Equipment, Instruments & Components 2.0%
Arrow Electronics, Inc.*	10,600	298,390
Avnet, Inc.*	17,300	449,281
Flextronics International Ltd.*	55,500	414,030
Ingram Micro, Inc. "A"*	8,900	149,965
Jabil Circuit, Inc.	41,700	559,197
Tech Data Corp.*	2,000	83,220
Tyco Electronics Ltd.	9,300	207,204
Vishay Intertechnology, Inc.*	5,000	39,500

		2,200,787
Internet Software & Services 1.6%
Google, Inc. "A"*	2,968	1,471,683
MercadoLibre, Inc.*	1,200	46,152
VeriSign, Inc.*	9,400	222,686

		1,740,521

IT Services 3.0%
Accenture PLC "A"	34,400	1,282,088
Automatic Data Processing, Inc.	15,600	613,080
Broadridge Financial Solutions, Inc.	4,100	82,410
Computer Sciences Corp.*	18,900	996,219
SAIC, Inc.*	10,100	177,154
Unisys Corp.*	13,800	36,846
Western Union Co.	2,400	45,408

		3,233,205
Semiconductors & Semiconductor Equipment 0.6%
Intel Corp.	17,300	338,561
Texas Instruments, Inc.	13,200	312,708

		651,269
Software 3.6%
BMC Software, Inc.*	4,600	172,638
Check Point Software Technologies Ltd.*	8,900	252,315
Microsoft Corp.	115,000	2,977,350
Symantec Corp.*	21,400	352,458
VMware, Inc. "A"*	3,900	156,663

		3,911,424
Materials 4.4%
Chemicals 1.4%
Ashland, Inc.	15,300	661,266
Terra Industries, Inc.	24,100	835,547

		1,496,813
Metals & Mining 1.5%
Cliffs Natural Resources, Inc.	42,600	1,378,536
United States Steel Corp.	1,700	75,429
Walter Energy, Inc.	2,100	126,126

		1,580,091
Paper & Forest Products 1.5%
Domtar Corp.*	1,700	59,874
International Paper Co.	72,700	1,616,121

		1,675,995
Telecommunication Services 2.7%
Diversified Telecommunication Services 2.6%
AT&T, Inc.	56,300	1,520,663
Chunghwa Telecom Co., Ltd. (ADR)	7,690	138,728
Verizon Communications, Inc.	39,000	1,180,530

		2,839,921
Wireless Telecommunication Services 0.1%
Mobile TeleSystems (ADR)	2,400	115,848
Utilities 2.2%
Electric Utilities 0.6%
Edison International	15,700	527,206
Exelon Corp.	1,700	84,354
Pepco Holdings, Inc.	5,000	74,400

		685,960
Gas Utilities 0.2%
Atmos Energy Corp.	1,500	42,270

ONEOK, Inc.	5,100	186,762

		229,032
Independent Power Producers & Energy Traders 0.8%
AES Corp.*	40,400	598,728
NRG Energy, Inc.*	10,208	287,764

		886,492
Multi-Utilities 0.6%
Dominion Resources, Inc.	7,500	258,750
NiSource, Inc.	25,300	351,416

		610,166

Total Common Stocks (Cost $94,686,901)		106,752,130
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.3%
US Treasury Obligation
US Treasury Bill, 0.19% **, 3/18/2010 (b) (Cost $369,672)	370,000	369,738
	Shares	Value ($)

Securities Lending Collateral 3.0%
Daily Assets Fund Institutional, 0.29% (c) (d) (Cost $3,223,275)	3,223,275	3,223,275
Cash Equivalents 1.8%
Cash Management QP Trust, 0.18% (c) (Cost $1,953,981)	1,953,981	1,953,981
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $100,233,829) †	103.2	112,299,124
Other Assets and Liabilities, Net	(3.2)	(3,473,085)

Net Assets	100.0	108,826,039

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $103,480,971. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $8,818,153. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,350,550 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,532,397.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $3,102,437 which is 2.9% of net assets.
(b)	At September 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At September 30, 2009, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	12/18/2009	42	2,177,771	2,211,090	33,319

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(d)	$106,752,130	$ —	$—	$106,752,130
Short-Term Investments(d)	3,223,275	2,323,719	—	5,546,994
Derivatives(e)	33,319	—	—	33,319
Total	$110,008,724	$ 2,323,719	$—	$112,332,443
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of September 30, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 33,319

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Core Fixed Income VIP

	Principal Amount ($)	Value ($)

Corporate Bonds 28.6%
Consumer Discretionary 3.4%
British Sky Broadcasting Group PLC, 144A, 9.5%, 11/15/2018	605,000	774,085
Comcast Cable Holdings LLC:
9.875%, 6/15/2022	250,000	313,401
10.125%, 4/15/2022	363,000	458,352
News America, Inc., 6.4%, 12/15/2035	320,000	322,809
Time Warner Cable, Inc.:
6.75%, 7/1/2018	122,000	134,781
6.75%, 6/15/2039	400,000	432,574
Time Warner, Inc.:
7.625%, 4/15/2031	360,000	403,466
7.7%, 5/1/2032	325,000	367,506
Viacom, Inc.:
6.25%, 4/30/2016	130,000	140,212
6.75%, 10/5/2037	550,000	583,950
Yum! Brands, Inc., 6.875%, 11/15/2037	500,000	553,919

		4,485,055
Consumer Staples 2.2%
Altria Group, Inc., 9.95%, 11/10/2038	250,000	339,899
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019	750,000	887,445
ConAgra Foods, Inc., 7.0%, 4/15/2019	350,000	412,429
CVS Caremark Corp., 6.125%, 9/15/2039	750,000	762,917
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018	440,000	500,185

		2,902,875
Energy 3.9%
Anadarko Petroleum Corp., 6.45%, 9/15/2036	290,000	299,423
Cenovus Energy, Inc.:
144A, 5.7%, 10/15/2019	78,000	79,980
144A, 6.75%, 11/15/2039	125,000	134,692
ConocoPhillips, 6.5%, 2/1/2039	500,000	576,372
DCP Midstream LLC, 144A, 9.75%, 3/15/2019	330,000	394,225
Devon Energy Corp., 6.3%, 1/15/2019	700,000	772,297
Enterprise Products Operating LLC:
6.125%, 10/15/2039 (a)	260,000	262,691
Series B, 7.5%, 2/1/2011	460,000	491,062
Hess Corp., 8.125%, 2/15/2019	390,000	468,525
Kinder Morgan Energy Partners LP:
5.625%, 2/15/2015	92,000	98,752
7.3%, 8/15/2033	300,000	321,254
Marathon Oil Corp., 7.5%, 2/15/2019	320,000	369,097
ONEOK Partners LP, 8.625%, 3/1/2019 (b)	415,000	495,406
TransCanada PipeLines Ltd., 7.625%, 1/15/2039	255,000	325,388

		5,089,164
Financials 12.4%
American Express Co., 7.0%, 3/19/2018	688,000	756,854

Bank of America Corp.:
5.65%, 5/1/2018	865,000	854,092
5.75%, 12/1/2017	225,000	224,590
6.5%, 8/1/2016	80,000	84,092
7.625%, 6/1/2019	370,000	416,913
Bank of New York Mellon Corp., 4.3%, 5/15/2014	300,000	317,685
Barclays Bank PLC:
Series 1, 5.0%, 9/22/2016	150,000	151,915
5.2%, 7/10/2014	130,000	137,321
BB&T Corp., 6.85%, 4/30/2019	345,000	385,916
Capital One Bank USA NA, 8.8%, 7/15/2019	400,000	462,384
Citigroup, Inc.:
6.125%, 5/15/2018	350,000	344,625
8.125%, 7/15/2039	555,000	621,261
8.5%, 5/22/2019	568,000	641,178
Corp. Andina de Fomento:
5.75%, 1/12/2017	295,000	300,066
6.875%, 3/15/2012	210,000	226,717
Credit Suisse New York, 5.3%, 8/13/2019	230,000	235,830
General Electric Capital Corp.:
5.625%, 5/1/2018	980,000	975,298
6.0%, 8/7/2019	310,000	314,477
Hartford Financial Services Group, Inc.:
4.625%, 7/15/2013	70,000	66,382
5.25%, 10/15/2011	200,000	200,085
JPMorgan Chase & Co.:
4.65%, 6/1/2014	310,000	323,326
6.3%, 4/23/2019	640,000	698,705
Lincoln National Corp., 8.75%, 7/1/2019	140,000	161,919
MetLife, Inc.:
6.75%, 6/1/2016	190,000	212,042
7.717%, 2/15/2019	395,000	465,024
Morgan Stanley:
Series F, 6.0%, 4/28/2015	490,000	518,895
7.3%, 5/13/2019	210,000	231,058
National City Corp., 4.0%, 2/1/2011	580,000	584,350
National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/2018	645,000	853,055
Principal Financial Group, Inc., 7.875%, 5/15/2014	525,000	580,161
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014	130,000	131,367
6.2%, 1/15/2015	90,000	95,217
7.375%, 6/15/2019	50,000	55,800
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014	675,000	685,375
Simon Property Group LP, (REIT), 6.75%, 5/15/2014	105,000	112,611
Telecom Italia Capital SA:
5.25%, 11/15/2013	445,000	468,115
6.175%, 6/18/2014	130,000	141,017
7.175%, 6/18/2019	120,000	133,901
Telefonica Emisiones SAU, 5.877%, 7/15/2019	145,000	157,545
The Goldman Sachs Group, Inc.:
6.0%, 5/1/2014	180,000	195,756
7.5%, 2/15/2019	730,000	834,840
Wachovia Corp., Series G, 5.5%, 5/1/2013	650,000	695,481

		16,053,241
Health Care 1.9%
Express Scripts, Inc.:
6.25%, 6/15/2014	205,000	225,284

7.25%, 6/15/2019	205,000	240,762
McKesson Corp., 7.5%, 2/15/2019 (b)	300,000	358,226
Medco Health Solutions, Inc., 7.125%, 3/15/2018	740,000	838,493
Merck & Co., Inc.:
5.0%, 6/30/2019	207,000	220,835
5.85%, 6/30/2039	48,000	53,877
Quest Diagnostics, Inc., 6.95%, 7/1/2037	430,000	493,164

		2,430,641
Industrials 1.0%
Allied Waste North America, Inc.:
6.125%, 2/15/2014	300,000	307,392
6.875%, 6/1/2017	300,000	316,853
Waste Management, Inc., 6.375%, 3/11/2015	570,000	630,698

		1,254,943
Materials 0.5%
Dow Chemical Co., 5.9%, 2/15/2015	650,000	667,149
Telecommunication Services 1.0%
AT&T, Inc., 6.55%, 2/15/2039	615,000	670,499
CenturyTel, Inc.:
Series Q, 6.15%, 9/15/2019	125,000	125,372
Series P, 7.6%, 9/15/2039 (b)	150,000	149,480
Qwest Corp., 7.625%, 6/15/2015	234,000	236,925
Verizon Communications, Inc., 6.35%, 4/1/2019	100,000	110,427

		1,292,703
Utilities 2.3%
DPL, Inc., 6.875%, 9/1/2011	380,000	409,188
DTE Energy Co., 7.625%, 5/15/2014	148,000	163,364
FirstEnergy Solutions Corp., 144A, 6.8%, 8/15/2039	142,000	150,512
Pepco Holdings, Inc., 6.45%, 8/15/2012	675,000	724,254
Progress Energy, Inc., 7.05%, 3/15/2019	300,000	349,302
Sempra Energy, 6.5%, 6/1/2016	290,000	320,578
Southwestern Public Service Co., Series G, 8.75%, 12/1/2018 (b)	680,000	859,179

		2,976,377

Total Corporate Bonds (Cost $33,258,064)		37,152,148
Mortgage-Backed Securities Pass-Throughs 26.6%
Federal Home Loan Mortgage Corp.:
4.5%, 9/1/2020	1,460,486	1,531,867
6.0%, with various maturities from 12/1/2034 until 3/1/2038	1,131,270	1,201,107
Federal National Mortgage Association:
4.5%, with various maturities from 8/1/2033 until 10/1/2033	2,474,123	2,527,470
4.522% **, 3/1/2036	983,106	1,032,053
5.0%, with various maturities from 8/1/2033 until 2/1/2038	3,688,179	3,823,453
5.139% **, 9/1/2038	391,900	411,319
5.5%, with various maturities from 2/1/2024 until 9/1/2036 (a)	16,009,160	16,826,210
5.534% **, 8/1/2037	628,530	653,766
6.0%, 4/1/2024	975,483	1,039,881
6.5%, with various maturities from 3/1/2017 until 4/1/2037	5,134,614	5,516,085
8.0%, 9/1/2015	18,645	20,357

Total Mortgage-Backed Securities Pass-Throughs (Cost $33,117,800)		34,583,568

Asset-Backed 0.0%
Home Equity Loans
Securitized Asset-Backed NIM Trust, "NIM", Series 2005-FR4, 144A, 6.0%, 1/25/2036 * (Cost $459,643)	459,930	46

Commercial Mortgage-Backed Securities 5.4%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2006-6, 5.356%, 10/10/2045	775,000	659,711
"A2", Series 2007-2, 5.634%, 4/10/2049	325,000	322,630
"A4", Series 2007-3, 5.658% **, 6/10/2049	1,399,000	1,145,956
"A4", Series 2007-4, 5.744% **, 2/10/2051	750,000	666,584
Greenwich Capital Commercial Funding Corp., "A4", Series 2007-GG9, 5.444%, 3/10/2039	1,108,720	982,562
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-LD12, 5.882%, 2/15/2051	1,338,000	1,136,880
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040	1,500,000	1,271,299
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 5.829% **, 6/12/2050	900,000	840,045

Total Commercial Mortgage-Backed Securities (Cost $6,519,459)		7,025,667
Collateralized Mortgage Obligations 4.1%
Federal Home Loan Mortgage Corp.:
"BG", Series 2869, 5.0%, 7/15/2033	335,000	351,633
"PE", Series 2165, 6.0%, 6/15/2029	1,043,199	1,117,278
Federal National Mortgage Association:
"QD", Series 2005-29, 5.0%, 8/25/2033	435,000	459,009
"HE", Series 2005-22, 5.0%, 10/25/2033	1,540,000	1,624,581
"PG", Series 2002-3, 5.5%, 2/25/2017	331,268	350,471
"PH", Series 1999-19, 6.0%, 5/25/2029	1,008,092	1,073,268
MASTR Alternative Loans Trust, "5A1", Series 2005-1, 5.5%, 1/25/2020	393,617	352,656

Total Collateralized Mortgage Obligations (Cost $5,049,173)		5,328,896
Government & Agency Obligations 19.3%
Other Government Related 7.2%
American Express Bank, FSB, FDIC Guaranteed, 3.15%, 12/9/2011	1,800,000	1,868,701
Citigroup, Inc., FDIC Guaranteed, 2.875%, 12/9/2011 (b)	1,800,000	1,858,117
John Deere Capital Corp., Series D, FDIC Guaranteed, 2.875%, 6/19/2012	1,800,000	1,859,751
JPMorgan Chase & Co., FDIC Guaranteed, 2.125%, 12/26/2012 (b)	1,800,000	1,824,089
KeyBank NA, FDIC Guaranteed, 3.2%, 6/15/2012 (b)	1,800,000	1,876,170

		9,286,828
US Treasury Obligations 12.1%
US Treasury Bill, 0.19% ***, 3/18/2010 (c)	221,000	220,844
US Treasury Bond, 4.75%, 2/15/2037 (b)	2,000,000	2,231,562
US Treasury Notes:
1.375%, 2/15/2012 (b)	7,000,000	7,036,638
1.75%, 1/31/2014 (b)	6,000,000	5,925,000
4.875%, 5/31/2011 (b)	300,000	320,578

		15,734,622

Total Government & Agency Obligations (Cost $24,784,752)		25,021,450
Municipal Bonds and Notes 5.6%
Arizona, Salt River Project, Agricultural Improvement & Power District Electric Systems Revenue, Series A, 5.0%, 1/1/2038	480,000	516,749
Florida, State Board of Education, Capital Outlay 2006, Series E, 5.0%, 6/1/2035	500,000	540,115
Glendale, AZ, Municipal Property Corp., Excise Tax Revenue, Series B, 6.157%, 7/1/2033 (d)	420,000	456,418
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	945,000	923,303

Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series B, 6.1%, 4/1/2015				965,000	1,000,686
Michigan, Western Michigan University Revenue, 4.41%, 11/15/2014 (d)				885,000	890,452
New Jersey, Economic Development Authority Revenue, Series B, 6.5%, 11/1/2014 (d)				585,000	672,416
New Jersey, State Educational Facilities Authority Revenue, NJ City University, Series F, 6.85%, 7/1/2036 (d)				395,000	448,380
New Jersey, State Turnpike Authority Revenue, Build America Bonds, Series F, 7.414%, 1/1/2040				240,000	298,140
Newark, NJ, Pension Obligation, 5.853%, 4/1/2022 (d)				865,000	849,681
Texas, Pharr-San Juan-Alamo Independent School District, School Building, 5.0%, 2/1/2038				295,000	315,396
Texas, Eagle Mountain & Saginaw Independent School District, School Building, 5.0%, 8/15/2038				315,000	338,691

Total Municipal Bonds and Notes (Cost $6,901,634)					7,250,427
Preferred Security 0.3%
Financials
PNC Preferred Funding Trust III, 144A, 8.7%, 3/15/2013 (e) (Cost $294,093)				400,000	377,292
				Shares	Value ($)

Securities Lending Collateral 16.8%
Daily Assets Fund Institutional, 0.29% (f) (g) (Cost $21,873,578)				21,873,578	21,873,578
Cash Equivalents 12.2%
Cash Management QP Trust, 0.18% (f) (Cost $15,787,633)				15,787,633	15,787,633
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $148,045,829) †				118.9	154,400,705
Other Assets and Liabilities, Net				(18.9)	(24,567,533)

Net Assets				100.0	129,833,172

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Securitized Asset-Backed NIM Trust, "NIM", Series 2005-FR4	6.0%	1/25/2036	459,930	459,643	46
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2009.

***	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $148,066,218. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $6,334,487. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,049,293 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $714,806.

(a)	When-issued or delayed delivery security included.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $21,352,096 which is 16.4% of net assets.
(c)	At September 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Bond is insured by one of these companies:

Insurance Coverage					As a % of Total Investment Portfolio
Ambac Financial Group, Inc.					0.6
Assured Guaranty Corp.					0.7
Financial Security Assurance, Inc.					0.8
Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(e)					Date shown is call date; not a maturity date for the perpetual preferred securities.
(f)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)					Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
FSB: Federal Savings Bank
REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2009, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	12/21/2009	115	13,464,434	13,607,734	(143,300)

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(h)
Corporate Bonds	$ —	$ 37,152,148	$ —	$ 37,152,148
Mortgage-Backed Securities Pass-Throughs	—	34,583,568	—	34,583,568
Asset-Backed	—	46	—	46
Commercial Mortgage-Backed Securities	—	7,025,667	—	7,025,667
Collateralized Mortgage Obligations	—	5,328,896	—	5,328,896
Government & Agency Obligations	—	24,800,606	—	24,800,606
Municipal Bonds and Notes	—	7,250,427	—	7,250,427
Preferred Security	—	377,292	—	377,292
Short-Term Investments(h)	21,873,578	16,008,477	—	37,882,055
Total	$ 21,873,578	$ 132,527,127	$ —	$ 154,400,705

Liabilities
Derivatives(i)	$ (143,300)	$ —	$ —	$ (143,300)
Total	$ (143,300)	$ —	$ —	$ (143,300)
(h)	See Investment Portfolio for additional detailed categorizations.

(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The following is a reconciliation of the Portfolio’s Level 3 investments for which significant unobservable inputs were used in determining value:

	Preferred Security	Preferred Stock	Total
Balance as of December 31, 2008	$ 50,000	$ 147,119	$ 197,119
Realized gains (loss)	(158,675)	(312,002)	(470,677)
Change in unrealized appreciation (depreciation)	183,675	207,067	390,742
Amortization premium/ discount	—	—	—
Net purchases (sales)	(75,000)	(42,184)	(117,184)
Net transfers in (out) of Level 3	—	—	—
Balance as of September 30, 2009	$ —	$ —	$ —
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2009	$ —	$ —	$ —

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of September 30, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Interest Rate Contracts	$ (143,300)

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Dreman Small Mid Cap Value VIP

	Shares	Value ($)

Common Stocks 98.8%
Consumer Discretionary 13.0%
Diversified Consumer Services 2.5%
ITT Educational Services, Inc.* (a)	28,050	3,097,000
Regis Corp.	208,550	3,232,525

		6,329,525
Hotels Restaurants & Leisure 3.4%
Brinker International, Inc.	155,700	2,449,161
Burger King Holdings, Inc.	175,700	3,090,563
International Speedway Corp. "A"	116,300	3,206,391

		8,746,115
Household Durables 1.3%
Garmin Ltd. (a)	89,025	3,359,804
Leisure Equipment & Products 1.8%
Mattel, Inc.	239,800	4,426,708
Media 1.3%
CBS Corp. "B"	272,000	3,277,600
Multiline Retail 1.2%
Big Lots, Inc.*	123,704	3,095,074
Textiles, Apparel & Luxury Goods 1.5%
Hanesbrands, Inc.* (a)	178,100	3,811,340
Consumer Staples 5.9%
Beverages 1.2%
Constellation Brands, Inc. "A"*	202,850	3,073,178
Food & Staples Retailing 1.4%
Ruddick Corp. (a)	133,350	3,549,777
Food Products 3.3%
Del Monte Foods Co.	298,375	3,455,182
Ralcorp Holdings, Inc.*	47,400	2,771,478
Sanderson Farms, Inc. (a)	60,600	2,280,984

		8,507,644
Energy 7.9%
Energy Equipment & Services 4.1%
Atwood Oceanics, Inc.* (a)	106,925	3,771,245
Superior Energy Services, Inc.*	166,450	3,748,454
Tidewater, Inc.	60,900	2,867,781

		10,387,480
Oil, Gas & Consumable Fuels 3.8%
Arch Coal, Inc. (a)	136,000	3,009,680
Forest Oil Corp.*	143,200	2,802,424
Newfield Exploration Co.*	93,100	3,962,336

		9,774,440

Financials 15.3%
Capital Markets 2.9%
Ameriprise Financial, Inc.	103,800	3,771,054
Raymond James Financial, Inc.	152,100	3,540,888

		7,311,942
Commercial Banks 2.4%
Bank of Hawaii Corp.	66,200	2,749,948
BOK Financial Corp. (a)	69,800	3,233,136

		5,983,084
Insurance 7.3%
Allied World Assurance Co. Holdings Ltd.	65,950	3,160,983
Arch Capital Group Ltd.*	41,200	2,782,648
Argo Group International Holdings Ltd.*	81,188	2,734,412
Endurance Specialty Holdings Ltd. (a)	85,950	3,134,597
Hanover Insurance Group, Inc.	95,800	3,959,414
Platinum Underwriters Holdings Ltd.	81,450	2,919,168

		18,691,222
Real Estate Investment Trusts 2.7%
Hospitality Properties Trust (REIT)	166,500	3,391,605
MFA Financial, Inc. (REIT)	451,000	3,589,960

		6,981,565
Health Care 8.8%
Biotechnology 1.0%
PDL BioPharma, Inc. (a)	332,900	2,623,252
Health Care Equipment & Supplies 2.3%
Inverness Medical Innovations, Inc.* (a)	84,100	3,257,193
Teleflex, Inc.	53,700	2,594,247

		5,851,440
Health Care Providers & Services 2.5%
Healthspring, Inc.*	260,400	3,189,900
LifePoint Hospitals, Inc.* (a)	119,000	3,220,140

		6,410,040
Health Care Technology 1.5%
IMS Health, Inc.	239,925	3,682,849
Life Sciences Tools & Services 1.5%
Mettler-Toledo International, Inc.*	43,000	3,895,370
Industrials 17.0%
Aerospace & Defense 2.3%
Alliant Techsystems, Inc.*	31,300	2,436,705
Spirit AeroSystems Holdings, Inc. "A"* (a)	189,675	3,425,531

		5,862,236
Commercial Services & Supplies 2.4%
Pitney Bowes, Inc.	120,825	3,002,501
The Brink's Co.	117,700	3,167,307

		6,169,808
Construction & Engineering 2.3%
Fluor Corp.	51,900	2,639,115
Tutor Perini Corp.*	144,659	3,081,237

		5,720,352
Electrical Equipment 2.5%
General Cable Corp.*	75,200	2,944,080
Hubbell, Inc. "B"	80,500	3,381,000

		6,325,080

Industrial Conglomerates 1.6%
McDermott International, Inc.*	157,500	3,980,025
Machinery 3.2%
Crane Co.	112,800	2,911,368
Joy Global, Inc.	107,400	5,256,156

		8,167,524
Road & Rail 1.2%
Genesee & Wyoming, Inc. "A"* (a)	102,000	3,092,640
Trading Companies & Distributors 1.5%
Textainer Group Holdings Ltd. (a)	245,725	3,934,057
Information Technology 16.0%
Communications Equipment 2.7%
Arris Group, Inc.*	291,700	3,795,017
CommScope, Inc.* (a)	104,100	3,115,713

		6,910,730
Computers & Peripherals 1.2%
Synaptics, Inc.* (a)	116,300	2,930,760
Electronic Equipment, Instruments & Components 3.2%
Anixter International, Inc.* (a)	75,200	3,016,272
Jabil Circuit, Inc.	389,800	5,227,218

		8,243,490
Internet Software & Services 1.3%
VeriSign, Inc.*	142,700	3,380,563
IT Services 2.7%
Alliance Data Systems Corp.* (a)	57,000	3,481,560
Amdocs Ltd.*	121,700	3,271,296

		6,752,856
Semiconductors & Semiconductor Equipment 1.2%
Microsemi Corp.*	186,100	2,938,519
Software 3.7%
Jack Henry & Associates, Inc.	128,850	3,024,109
Net 1 UEPS Technologies, Inc.*	152,351	3,193,277
Synopsys, Inc.*	144,300	3,235,206

		9,452,592
Materials 7.1%
Chemicals 2.9%
CF Industries Holdings, Inc.	31,300	2,698,999
Lubrizol Corp.	66,200	4,730,652

		7,429,651
Containers & Packaging 1.4%
Owens-Illinois, Inc.*	94,900	3,501,810
Metals & Mining 2.8%
Coeur d'Alene Mines Corp.* (a)	196,900	4,036,450
Reliance Steel & Aluminum Co.	73,400	3,123,904

		7,160,354
Telecommunication Services 1.3%
Diversified Telecommunication Services
Windstream Corp.	327,500	3,317,575

Utilities 6.5%
Electric Utilities 2.8%
IDACORP, Inc.	148,550	4,276,754
NV Energy, Inc.	246,025	2,851,430

		7,128,184
Gas Utilities 1.4%
ONEOK, Inc.	96,700	3,541,154
Multi-Utilities 2.3%
Ameren Corp.	120,100	3,036,128
Integrys Energy Group, Inc. (a)	77,900	2,795,831

		5,831,959

Total Common Stocks (Cost $216,791,454)		251,541,368
Securities Lending Collateral 14.6%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $37,265,682)	37,265,682	37,265,682
Cash Equivalents 1.5%
Cash Management QP Trust, 0.18% (b) (Cost $3,736,044)	3,736,044	3,736,044
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $257,793,180) †	114.9	292,543,094
Other Assets and Liabilities, Net	(14.9)	(38,046,495)

Net Assets	100.0	254,496,599

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $259,518,154. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $33,024,940. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $48,989,067 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,964,127.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $36,233,928 which is 14.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(d)	$251,541,368	$—	$—	$251,541,368
Short-Term Investments(d)	37,265,682	3,736,044	—	41,001,726
Total	$288,807,050	$3,736,044	$—	292,543,094
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Global Thematic VIP

	Shares	Value ($)

Common Stocks 90.9%
Australia 2.1%
IOOF Holdings Ltd.	50,957	228,291
Newcrest Mining Ltd.	13,100	368,299
Telstra Corp., Ltd.	293,900	846,588

(Cost $1,339,184)		1,443,178
Austria 1.9%
Raiffeisen International Bank-Holding AG (a) (Cost $820,027)	20,366	1,329,463
Belgium 1.1%
Anheuser-Busch InBev NV (Cost $523,488)	16,902	772,855
Bermuda 0.8%
Lazard Ltd. "A" (Cost $365,974)	13,900	574,209
Brazil 2.6%
All America Latina Logistica (Units)	36,300	279,893
Santos Brasil Participacoes SA (Units)	118,800	938,142
SLC Agricola SA	66,300	570,338

(Cost $2,103,488)		1,788,373
Canada 0.8%
Goldcorp, Inc.	5,200	208,748
Viterra, Inc.*	36,400	363,099

(Cost $630,286)		571,847
China 2.0%
Industrial & Commercial Bank of China Ltd. "H"	944,000	706,255
Renhe Commercial Holdings	1,192,000	239,162
Want Want China Holdings Ltd.	751,000	440,416

(Cost $1,135,835)		1,385,833
France 0.6%
Total SA (Cost $335,656)	6,565	390,824
Germany 6.9%
Daimler AG (Registered)	7,400	372,629
Deutsche Lufthansa AG (Registered)	41,500	736,786
Deutsche Post AG (Registered)	40,800	764,443
Deutsche Telekom AG (Registered)	94,900	1,297,506
E.ON AG	21,000	891,725
Fresenius Medical Care AG & Co. KGaA	14,100	702,394

(Cost $3,729,036)		4,765,483
Greece 0.6%
Public Power Corp. SA* (Cost $396,824)	17,100	382,121
Hong Kong 1.6%
China Mobile Ltd.	28,000	274,607
GOME Electrical Appliances Holdings Ltd.* (b)	1,302,320	345,174

Hongkong & Shanghai Hotels Ltd.	324,242	419,836
Vinda International Holdings Ltd. (b)	161,000	102,077

(Cost $1,353,080)		1,141,694
India 2.4%
Bharat Electronics Ltd.	4,138	131,358
Hindustan Unilever Ltd.	62,500	340,294
Infosys Technologies Ltd.	9,600	459,553
ITC Ltd.	65,000	314,778
Oil India Ltd.*	1,368	32,453
State Bank of India	8,700	395,033

(Cost $1,363,181)		1,673,469
Israel 1.0%
Bezeq Israeli Telecommunication Corp., Ltd.	168,594	362,856
Teva Pharmaceutical Industries Ltd. (ADR)	6,600	333,696

(Cost $625,199)		696,552
Italy 1.0%
Parmalat SpA	132,146	366,152
Telecom Italia SpA	185,100	325,188

(Cost $505,781)		691,340
Japan 6.9%
Chuo Mitsui Trust Holdings, Inc.	88,000	323,079
Dentsu, Inc.	15,000	346,717
Japan Tobacco, Inc.	126	429,066
Mitsubishi Corp.	34,400	690,872
Mitsubishi Estate Co., Ltd.	27,000	422,037
Mitsubishi UFJ Financial Group, Inc.	61,300	327,910
Mitsui & Co., Ltd.	57,000	741,834
Mitsui Fudosan Co., Ltd.	25,000	419,038
NTT DoCoMo, Inc.	245	390,410
Toyota Motor Corp.	18,000	708,407

(Cost $4,458,707)		4,799,370
Kazakhstan 0.0%
Kazakhstan Kagazy PLC (GDR) 144A* (Cost $913,248)	181,200	32,616
Korea 2.2%
Doosan Heavy Industries & Construction Co., Ltd.	6,916	394,318
KT&G Corp.	11,762	712,478
LG Electronics, Inc.	3,763	399,245

(Cost $1,474,633)		1,506,041
Luxembourg 0.7%
ArcelorMittal	9,501	354,582
Gagfah SA	11,325	125,483

(Cost $303,423)		480,065
Malaysia 0.4%
AMMB Holdings Bhd. (Cost $167,304)	250,400	307,353
Mexico 0.0%
Banco Compartamos SA de CV (Cost $590)	200	731
Netherlands 2.3%
QIAGEN NV* (a)	49,900	1,059,317

Royal Dutch Shell PLC "A"	19,696	561,119

(Cost $1,257,847)		1,620,436
Panama 1.0%
Copa Holdings SA "A" (Cost $550,769)	15,100	671,799
Russia 0.9%
Far Eastern Shipping Co.*	689,000	268,710
LUKOIL (ADR)	6,600	359,552

(Cost $1,074,674)		628,262
Singapore 0.2%
Food Empire Holdings Ltd. (Cost $314,587)	625,000	148,622
South Africa 0.9%
AngloGold Ashanti Ltd.	6,437	261,167
Murray & Roberts Holdings Ltd.	41,059	328,014

(Cost $497,077)		589,181
Spain 0.6%
Grifols SA (Cost $345,691)	22,149	422,124
Switzerland 3.7%
Nestle SA (Registered)	27,380	1,168,024
Roche Holding AG (Genusschein)	3,815	617,561
UBS AG (Registered)*	43,914	804,218

(Cost $2,075,883)		2,589,803
Thailand 1.5%
Bangkok Bank PCL (Foreign Registered)	79,600	292,909
Kasikornbank PCL (Foreign Registered)	123,200	324,334
Seamico Securities PCL (Foreign Registered)	1,439,300	99,946
Siam City Bank PCL (Foreign Registered)	456,200	312,690

(Cost $921,856)		1,029,879
Turkey 0.3%
Turkcell Iletisim Hizmetleri AS (ADR) (Cost $127,588)	9,800	175,126
United Kingdom 8.8%
Aberdeen Asset Management PLC	197,992	474,855
AstraZeneca PLC	7,267	325,828
BAE Systems PLC	132,136	737,417
BG Group PLC	15,272	265,784
G4S PLC	152,076	536,764
GlaxoSmithKline PLC	57,659	1,134,618
Imperial Tobacco Group PLC	27,029	780,992
Rio Tinto PLC	8,937	383,497
Standard Chartered PLC	34,251	844,506
Vodafone Group PLC	272,225	610,988

(Cost $5,256,991)		6,095,249
United States 35.1%
Apache Corp.	9,900	909,117
AT&T, Inc.	16,800	453,768
Bank of America Corp.	47,900	810,468
Berkshire Hathaway, Inc. "A"*	6	606,000
Cisco Systems, Inc.*	26,300	619,102
Citigroup, Inc.	82,000	396,880
ConocoPhillips	7,200	325,152

Devon Energy Corp.	9,100	612,703
Emdeon, Inc. "A"*	4,700	76,140
ExxonMobil Corp.	12,200	837,042
FLIR Systems, Inc.*	22,500	629,325
General Electric Co.	40,900	671,578
Harris Corp.	5,800	218,080
Hess Corp.	12,300	657,558
Hewlett-Packard Co.	23,200	1,095,272
Illumina, Inc.*	12,400	527,000
International Business Machines Corp.	3,600	430,596
Johnson & Johnson	6,600	401,874
Laboratory Corp. of America Holdings*	19,800	1,300,860
Legg Mason, Inc. (a)	16,400	508,892
Lexmark International, Inc. "A"*	41,100	885,294
Life Technologies Corp.*	18,100	842,555
McDonald's Corp.	24,500	1,398,215
MetroPCS Communications, Inc.*	18,000	168,480
Microsoft Corp.	9,200	238,188
Monsanto Co.	5,300	410,220
Moody's Corp.	22,200	454,212
Morgan Stanley	23,100	713,328
Mylan, Inc.* (a)	31,050	497,111
Myriad Genetics, Inc.*	25,800	706,920
Pfizer, Inc.	53,875	891,631
PNC Financial Services Group, Inc.	8,200	398,438
Procter & Gamble Co.	17,700	1,025,184
SAIC, Inc.*	19,800	347,292
Schlumberger Ltd.	5,900	351,640
Sprint Nextel Corp.*	72,000	284,400
SunTrust Banks, Inc.	12,400	279,620
The Mosaic Co.	8,700	418,209
The NASDAQ OMX Group, Inc.*	31,100	654,655
Wal-Mart Stores, Inc.	10,500	515,445
Williams Companies, Inc.	40,300	720,161

(Cost $21,191,979)		24,288,605

Total Common Stocks (Cost $56,159,886)		62,992,503
Participatory Notes 3.0%
Egypt 0.1%
Commercial International Bank (issuer Merrill Lynch International & Co.), Expiration Date 5/9/2011* (Cost $36,225)	4,336	45,441
Emerging Markets 0.7%
Merrill Lynch Frontier Index Trust (issuer Merrill Lynch International & Co.), Expiration Date 2/27/2010* (Cost $927,258)	9,700	474,427
Pakistan 0.2%
Pakistan Petroleum Ltd. (issuer Merrill Lynch International & Co.), 144A, Expiration Date 10/18/2011* (Cost $189,119)	83,500	189,570
Qatar 0.3%
Doha Bank QSC (issuer Merrill Lynch International & Co.), Expiration Date 5/24/2010*	5,945	83,349
Qatar Electricity & Water Co. (issuer Merrill Lynch International & Co.), Expiration Date 5/24/2010*	1,373	37,892

Qatar National Bank (issuer Merrill Lynch International & Co.), Expiration Date 7/26/2010*	1,945	80,499

(Cost $180,398)		201,740
Saudi Arabia 0.9%
Riyad Bank (issuer HSBC Bank PLC), Expiration Date 6/11/2012	11,300	90,093
Samba Financial Group (issuer HSBC Bank PLC), Expiration Date 4/30/2012	5,800	92,020
Saudi Basic Industrial Corp. (issuer HSBC Bank PLC), Expiration Date 3/26/2012*	18,800	401,040
Saudi Telecom Co. (issuer HSBC Bank PLC), Expiration Date 5/21/2012	5,200	69,675

(Cost $582,396)		652,828
United Arab Emirates 0.8%
Dubai Financial Market (issuer Merrill Lynch International & Co.), Expiration Date 5/24/2010*	783,565	505,165
National Bank of Abu Dhabi (issuer Merrill Lynch International & Co.), Expiration Date 1/12/2010*	13,696	50,812

(Cost $401,405)		555,977

Total Participatory Notes (Cost $2,316,801)		2,119,983
Exchange-Traded Fund 1.8%
United States
iShares Nasdaq Biotechnology Index Fund* (a) (Cost $1,038,792)	15,025	1,222,434
Call Options Purchased 0.0%
United States
General Electric Co., Expiration Date 1/16/2010, Strike Price $30.0 (Cost $212,772)	510	1,530
Securities Lending Collateral 6.5%
Daily Assets Fund Institutional, 0.29% (c) (d) (Cost $4,513,550)	4,513,550	4,513,550
Cash Equivalents 4.9%
Cash Management QP Trust, 0.18% (c) (Cost $3,390,743)	3,390,743	3,390,743
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $67,632,544) †	107.1	74,240,743
Other Assets and Liabilities, Net (a)	(7.1)	(4,942,939)

Net Assets	100.0	69,297,804

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $70,972,736. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $3,268,007. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,210,190 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,942,183.

(a)

All or a portion of these securities were on loan amounting to $4,308,617. In addition, included in other assets and liabilities, net is a pending sale, amounting to $95,260 that is also on loan. The value of all securities loaned at September 30, 2009 amounted to $4,403,877 which is 6.4% of net assets.

(b)		Security is listed in country of domicile. Significant business activities of company are in China.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

At September 30, 2009 the DWS Global Thematic VIP had the following sector diversification:
	Market Value ($)	As a % of Common Stocks, Participatory Notes & Call Options Purchased
Financials	14,613,688	22.5%
Health Care	9,839,629	15.1%
Industrials	8,546,286	13.1%
Consumer Staples	8,049,820	12.4%
Energy	6,212,675	9.5%
Telecommunication Services	5,189,917	8.0%
Information Technology	4,922,702	7.6%
Consumer Discretionary	3,990,223	6.1%
Materials	2,437,338	3.7%
Utilities	1,311,738	2.0%
Total	65,114,016	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments
Australia	$ —	$ 1,443,178	$ —	$ 1,443,178
Austria	—	1,329,463	—	1,329,463
Belgium	—	772,855	—	772,855
Bermuda	574,209	—	—	574,209
Brazil	1,788,373	—	—	1,788,373
Canada	571,847	—	—	571,847
China	—	1,385,833	—	1,385,833
France	—	390,824	—	390,824
Germany	—	4,765,483	—	4,765,483
Greece	—	382,121	—	382,121
Hong Kong	—	1,141,694	—	1,141,694
India	—	1,673,469	—	1,673,469
Israel	333,696	362,856	—	696,552
Italy	—	691,340	—	691,340
Japan	—	4,799,370	—	4,799,370
Kazakhstan	—	32,616	—	32,616
Korea	—	1,506,041	—	1,506,041
Luxembourg	—	480,065	—	480,065
Malaysia	—	307,353	—	307,353
Mexico	731	—	—	731
Netherlands	—	1,620,436	—	1,620,436
Panama	671,799	—	—	671,799
Russia	359,552	268,710	—	628,262
Singapore	—	148,622	—	148,622
South Africa	—	589,181	—	589,181
Spain	—	422,124	—	422,124
Switzerland	651,836	1,937,967	—	2,589,803
Thailand	—	1,029,879	—	1,029,879
Turkey	175,126	—	—	175,126
United Kingdom	—	6,095,249	—	6,095,249
United States	24,288,605	—	—	24,288,605
Participatory Notes(e)	—	2,119,983	—	2,119,983
Exchange-Traded Fund	1,222,434	—	—	1,222,434
Short-Term Investments(e)	4,513,550	3,390,743	—	7,904,293
Derivatives(f)	1,530	—	—	1,530
Total	$ 35,153,288	$ 39,087,455	$ —	$ 74,240,743
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include value of options purchased.
The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining the value:
	Common Stock and/or Other Equity Investments
Level 3 Reconciliation	Hong Kong
Balance as of December 31, 2008	$ 344,346
Realized gains (loss)	(337,514)
Change in unrealized appreciation (depreciation)	647,383
Amortization premium/discount	—
Net purchase (sales)	(309,041)
Net transfers in (out) of Level 3	(345,174)
Balance as of September 30, 2009	$ —
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2009	$ —

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Government & Agency Securities VIP

	Principal Amount ($)	Value ($)

Mortgage-Backed Securities Pass-Throughs 77.3%
Federal Home Loan Mortgage Corp.:
4.5%, 5/1/2019	37,359	39,485
5.5%, with various maturities from 2/1/2017 until 6/1/2035 (a)	8,029,744	8,404,715
6.5%, 9/1/2032	127,708	137,456
7.0%, with various maturities from 6/1/2032 until 5/1/2038	2,564,019	2,790,082
8.5%, 7/1/2030	2,085	2,340
Federal National Mortgage Association:
5.0%, 10/1/2033	495,429	514,240
5.5%, 4/1/2035 (a)	10,000,000	10,460,156
6.5%, 1/1/2038	1,731,675	1,854,110
7.0%, with various maturities from 9/1/2013 until 10/1/2037	738,096	805,580
8.0%, 12/1/2024	10,413	11,495
Government National Mortgage Association:
5.0%, with various maturities from 12/15/2032 until 11/1/2037 (a)	26,620,184	27,724,556
5.5%, with various maturities from 10/15/2032 until 6/15/2039 (a)	35,516,049	37,604,704
6.0%, with various maturities from 4/15/2013 until 2/15/2039 (a)	31,279,464	33,510,919
6.5%, with various maturities from 3/15/2014 until 2/15/2039	10,308,108	11,018,852
7.0%, with various maturities from 10/15/2026 until 2/20/2039	6,044,197	6,538,062
7.5%, with various maturities from 4/15/2026 until 1/15/2037	1,567,779	1,715,605
9.5%, with various maturities from 7/15/2016 until 12/15/2022	46,892	52,644
10.0%, with various maturities from 2/15/2016 until 3/15/2016	13,775	15,614

Total Mortgage-Backed Securities Pass-Throughs (Cost $137,424,142)		143,200,615
Collateralized Mortgage Obligations 15.3%
Fannie Mae Whole Loan, "1AF1", Series 2007-W1, 0.506% *, 11/25/2046	3,115,134	2,975,268
Federal Home Loan Mortgage Corp.:
"AF", Series 2892, 0.543% *, 5/15/2021	624,179	624,687
"FO", Series 2418, 1.143% *, 2/15/2032	686,036	695,490
"FA", Series 2419, 1.243% *, 2/15/2032	638,756	646,447
"FA", Series 2436, 1.243% *, 3/15/2032	705,713	713,610
"BI", Series 3499, Interest Only, 4.0%, 9/15/2021	2,417,744	187,760
"GZ", Series 2906, 5.0%, 9/15/2034	1,584,312	1,607,020
"ST", Series 2411, Interest Only, 8.507% **, 6/15/2021	3,408,769	496,541
Federal National Mortgage Association:
"FA", Series G92-53, 1.031% *, 9/25/2022	1,572,519	1,566,785
"OF", Series 2001-60, 1.196% *, 10/25/2031	309,731	314,103
"FB", Series 2002-30, 1.246% *, 8/25/2031	668,309	677,710
"FG", Series 2002-66, 1.246% *, 9/25/2032	1,042,038	1,054,072
"25", Series 351, Interest Only, 4.5%, 5/1/2019	742,836	100,090
"20", Series 334, Interest Only, 5.0%, 3/1/2018	550,023	68,992
"21", Series 334, Interest Only, 5.0%, 3/1/2018	361,629	45,206
''23", Series 339, Interest Only, 5.0%, 7/1/2018	774,687	95,926
"ZA", Series 2008-24, 5.0%, 4/25/2038	563,459	552,615
"AN", Series 2007-108, 8.825% *, 11/25/2037	2,044,085	2,298,843
Government National Mortgage Association:
"FH", Series 1999-18, 0.491% *, 5/16/2029	2,422,481	2,399,893
"FE", Series 2003-57, 0.541% *, 3/16/2033	132,742	131,573
"FB", Series 2001-28, 0.741% *, 6/16/2031	596,020	596,691

"KE", Series 2004-19, 5.0%, 3/16/2034	500,000	522,716
"ZM", Series 2004-24, 5.0%, 4/20/2034	1,965,479	2,025,339
"LE", Series 2004-87, 5.0%, 10/20/2034	1,000,000	1,036,333
"ZB", Series 2005-15, 5.0%, 2/16/2035	1,382,648	1,413,651
"CK", Series 2007-31, 5.0%, 5/16/2037	1,000,000	1,066,288
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	760,062	104,807
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	1,613,320	185,307
"ZA", Series 2006-7, 5.5%, 2/20/2036	2,069,405	2,176,055
"PH", Series 2002- 84, 6.0%, 11/16/2032	500,000	542,829
"DI", Series 2009-10, Interest Only, 6.0%, 4/16/2038	754,051	130,341
"SA", Series 2002-65, Interest Only, 6.004% **, 9/20/2032	3,776,579	381,070
"SF", Series 2002-63, Interest Only, 6.039% **, 9/16/2032	2,610,662	259,193
"SJ", Series 2004-22, Interest Only, 6.354% **, 4/20/2034	3,974,030	180,890
"DI", Series 2008-93, Interest Only, 6.5%, 9/20/2038	1,592,477	189,194
"SA", Series 2006-47, Interest Only, 6.559% **, 8/16/2036	519,204	55,452
"IC", Series 1997-4, Interest Only, 7.5%, 3/16/2027	1,100,166	181,087
"SA", Series 1999-30, Interest Only, 7.759% **, 4/16/2029	942,656	86,450

Total Collateralized Mortgage Obligations (Cost $25,486,229)		28,386,324
Government & Agency Obligations 13.3%
Other Government Related 2.1%
Citibank NA, FDIC Guaranteed, 0.498% *, 5/7/2012	2,800,000	2,803,324
JPMorgan Chase & Co.:
FDIC Guaranteed, 0.529% *, 6/15/2012	537,000	540,472
Series 3, FDIC Guaranteed, 0.533% *, 12/26/2012	463,000	466,857

		3,810,653
US Government Sponsored Agencies 10.6%
Federal Home Loan Bank:
1.625%, 7/27/2011	17,000,000	17,194,922
7.2% *, 3/18/2024	560,000	527,100
Federal National Mortgage Association, 8.45% *, 2/27/2023	2,000,000	2,000,000

		19,722,022
US Treasury Obligation 0.6%
US Treasury Bill, 0.19% ***, 3/18/2010 (b)	1,045,000	1,044,259

Total Government & Agency Obligations (Cost $24,606,199)		24,576,934
	Contracts	Value ($)

Call Options Purchased 0.0%
10 Year US Treasury Note Future, Expiration Date 11/20/2009, Strike Price $120.0 (Cost $27,882)	60	37,500
	Shares	Value ($)

Cash Equivalents 3.5%
Cash Management QP Trust, 0.18% (c) (Cost $6,515,339)	6,515,339	6,515,339

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $194,059,791) †				109.4	202,716,712
Other Assets and Liabilities, Net				(9.4)	(17,415,334)

Net Assets				100.0	185,301,378

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2009.

**					These securities are shown at their current rate as of September 30, 2009.
***					Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $194,060,168. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $8,656,544. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,759,380 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $102,836.

(a)					When-issued or delayed delivery security included.
(b)					At September 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
FDIC: Federal Deposit Insurance Corp.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year US Treasury Note	12/21/2009	97	11,373,557	11,477,828	104,271
At September 30, 2009, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year Interest Rate Swap	12/14/2009	10	1,019,978	1,037,813	(17,835)
2 Year US Treasury Note	12/31/2009	69	14,941,255	14,970,844	(29,589)
90 Day Eurodollar	12/13/2010	25	6,138,180	6,140,313	(2,133)
90 Day Eurodollar	9/13/2010	25	6,163,805	6,164,688	(883)
90 Day Eurodollar	3/15/2010	25	6,209,968	6,210,938	(970)
90 Day Eurodollar	12/14/2009	25	6,223,543	6,226,875	(3,332)
90 Day Eurodollar	6/14/2010	25	6,187,868	6,189,375	(1,507)
90 Day Eurodollar	6/13/2011	25	6,091,618	6,098,750	(7,132)
90 Day Eurodollar	9/19/2011	25	6,071,705	6,080,938	(9,233)

90 Day Eurodollar	3/14/2011	25	6,114,430	6,118,750	(4,320)
Total unrealized depreciation					(76,934)

At September 30, 2009, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Portfolio	Cash Flows Received by the Portfolio	Unrealized Appreciation/ (Depreciation) ($)

9/15/2010 9/15/2014	5,400,000[1]	Fixed — 3.15%	Floating — LIBOR	1,221
9/15/2010 9/15/2014	5,400,000[1]	Fixed — 3.15%	Floating — LIBOR	1,221
4/20/2009 4/20/2024	1,000,000[1]	Fixed — 7.5%	Floating — LIBOR	(484)
5/15/2009 5/15/2024	1,000,000[1]	Fixed — 7.5%	Floating — LIBOR	(520)
Total net unrealized appreciation	1,438

At September 30, 2009, open total return swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Depreciation ($)

6/1/2009 6/1/2012	9,000,000[2]	0.425%	Global Interest Rate Strategy Index	(51,720)	18,000	(69,720)
Counterparties:
1	Morgan Stanley
2	Citigroup, Inc.
LIBOR: London InterBank Offered Rate
At September 30, 2009, open written options contracts were as follows:
Written Options	Contract Amount	Expiration Date	Strike Price ($)	Value ($)*

Call Options
10 Year US Treasury Note Future (Premiums received $8,520)	55	11/20/2009	122.0	10,313
* Unrealized depreciation at September 30, 2009 was $1,793.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income (d)
Mortgage-Backed Securities Pass-Throughs	$ —	$ 143,200,615	$ —	$ 143,200,615
Collateralized Mortgage Obligations	—	28,386,324	—	28,386,324
Government & Agency Obligations	—	23,005,575	527,100	23,532,675
Short-Term Investments	—	7,559,598	—	7,559,598
Derivatives (e)	64,837	2,442	—	67,279
Total	$ 64,837	$ 202,154,554	$ 527,100	$ 202,746,491

Liabilities
Derivatives (e)	$ (10,313)	$ (70,724)	$ —	$ (81,037)
Total	$ (10,313)	$ (70,724)	$ —	$ (81,037)
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include value of open options purchased, unrealized appreciation (depreciation) on open futures contracts, interest rate swaps and total return swaps and written options, at value.

The following is a reconciliation of the Portfolio’s Level 3 investments for which significant unobservable inputs were used in determining value:

Government & Agency Obligations
Balance as of December 31, 2008	$ —
Realized Gains (Loss)	—
Change in unrealized appreciation (depreciation)	(32,900)
Amortization premium/ discount	—
Net Purchases (Sales)	560,000
Net transfers in (out) of Level 3	—
Balance as of September 30, 2009	$ 527,100
Net change in unrealized appreciation (depreciation) from investments held at September 30, 2009	$ (32,900)

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of September 30, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$ 27,337	$ (68,282)	$ 7,825

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS High Income VIP

		Principal Amount ($) (a)	Value ($)

Corporate Bonds 88.2%
Consumer Discretionary 14.1%
Affinia Group, Inc., 144A, 10.75%, 8/15/2016		35,000	37,625
AMC Entertainment, Inc.:
8.0%, 3/1/2014		590,000	569,350
8.75%, 6/1/2019		765,000	789,862
American Achievement Corp., 144A, 8.25%, 4/1/2012		255,000	253,725
Ameristar Casinos, Inc., 144A, 9.25%, 6/1/2014		395,000	409,813
Arcos Dorados BV, 144A, 7.5%, 10/1/2019 (b)		220,000	218,900
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		590,000	522,150
8.0%, 3/15/2014		250,000	232,500
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		380,000	364,800
Brunswick Corp., 144A, 11.25%, 11/1/2016		295,000	321,550
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		340,000	34,000
Carrols Corp., 9.0%, 1/15/2013		225,000	225,000
CSC Holdings, Inc.:
6.75%, 4/15/2012		355,000	365,650
Series B, 7.625%, 4/1/2011		985,000	1,021,937
144A, 8.5%, 4/15/2014		950,000	997,500
144A, 8.5%, 6/15/2015		430,000	451,500
DirecTV Holdings LLC, 7.625%, 5/15/2016		865,000	925,550
DISH DBS Corp.:
6.375%, 10/1/2011		1,010,000	1,030,200
7.125%, 2/1/2016		465,000	461,512
Dollarama Group Holdings LP, 7.468% ***, 8/15/2012 (c)		347,000	353,940
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		490,000	13,475
Ford Motor Co., 7.45%, 7/16/2031 (d)		430,000	348,300
Gannett Co., Inc.:
144A, 8.75%, 11/15/2014		145,000	141,738
144A, 9.375%, 11/15/2017		295,000	286,888
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		225,000	244,125
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		505,000	479,750
Group 1 Automotive, Inc., 8.25%, 8/15/2013		250,000	247,500
Harrah's Operating Co., Inc., 144A, 11.25%, 6/1/2017		360,000	363,600
Harrahs Operating Escrow LLC, 144A, 11.25%, 6/1/2017		545,000	559,987
Hertz Corp., 8.875%, 1/1/2014		1,005,000	1,015,050
Idearc, Inc., 8.0%, 11/15/2016 **		920,000	41,400
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		237,000	210,930
Lamar Media Corp., Series C, 6.625%, 8/15/2015 (d)		295,000	269,925
Levi Strauss & Co., 8.625%, 4/1/2013	EUR	700,000	1,024,344
Macy's Retail Holdings, Inc., 8.875%, 7/15/2015 (d)		85,000	88,672
Mediacom LLC, 144A, 9.125%, 8/15/2019		480,000	493,200
MGM MIRAGE:
144A, 10.375%, 5/15/2014 (d)		340,000	362,950
144A, 11.125%, 11/15/2017		455,000	497,087
Nebraska Book Co., Inc., 144A, 10.0%, 12/1/2011 (b)		70,000	69,475
Neiman Marcus Group, Inc.:

9.0%, 10/15/2015 (PIK) (d)		145,000	123,975
10.375%, 10/15/2015 (d)		500,000	427,500
Norcraft Holdings LP, 9.75%, 9/1/2012		1,385,000	1,315,750
Penske Automotive Group, Inc., 7.75%, 12/15/2016		905,000	834,862
Pinnacle Entertainment, Inc., 7.5%, 6/15/2015 (d)		555,000	491,175
Reader's Digest Association, Inc., 9.0%, 2/15/2017 **		350,000	5,250
Sabre Holdings Corp.:
7.35%, 8/1/2011 (d)		145,000	144,638
8.35%, 3/15/2016		460,000	384,100
Seminole Hard Rock Entertainment, Inc., 144A, 2.799% ***, 3/15/2014		590,000	474,950
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		370,000	266,400
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		1,655,000	413,750
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		755,000	721,025
Standard Pacific Escrow LLC, 144A, 10.75%, 9/15/2016		290,000	285,650
Travelport LLC:
4.986% ***, 9/1/2014		390,000	327,600
9.875%, 9/1/2014		285,000	275,738
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		105,000	12,600
United Components, Inc., 9.375%, 6/15/2013		80,000	64,200
Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	885,000	1,353,342
144A, 10.375%, 2/15/2015		255,000	267,750
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	1,205,000	1,728,069
144A, 8.0%, 11/1/2016	EUR	405,000	563,024
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		212,678	17,014
Videotron Ltd., 6.875%, 1/15/2014		80,000	79,200
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		375,000	395,625
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		2,040,000	2,550

			27,321,197
Consumer Staples 3.7%
Alliance One International, Inc., 144A, 10.0%, 7/15/2016		220,000	227,150
Central European Distribution Corp., 3.0%, 3/15/2013		145,000	120,713
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		215,000	215,806
General Nutrition Centers, Inc., 5.178% ***, 3/15/2014 (PIK)		280,000	247,800
Great Atlantic & Pacific Tea Co., Inc., 144A, 11.375%, 8/1/2015		285,000	288,563
Ingles Markets, Inc., 8.875%, 5/15/2017		115,000	117,875
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		2,081,750	1,144,962
Rite Aid Corp., 7.5%, 3/1/2017		660,000	580,800
SUPERVALU, Inc., 8.0%, 5/1/2016 (d)		520,000	538,200
Tyson Foods, Inc.:
7.85%, 4/1/2016		425,000	433,500
10.5%, 3/1/2014		370,000	419,025
Viskase Companies, Inc., 11.5%, 6/15/2011		3,100,000	2,743,500

			7,077,894
Energy 10.6%
Atlas Energy Operating Co., LLC, 144A, 10.75%, 2/1/2018		845,000	876,688
Belden & Blake Corp., 8.75%, 7/15/2012		2,050,000	1,906,500
Bristow Group, Inc., 7.5%, 9/15/2017		485,000	460,750
Chaparral Energy, Inc., 8.5%, 12/1/2015		750,000	603,750
Chesapeake Energy Corp.:
6.25%, 1/15/2018		525,000	469,875
6.875%, 1/15/2016		1,166,000	1,104,785
7.25%, 12/15/2018		800,000	756,000
7.5%, 6/15/2014		180,000	177,975

9.5%, 2/15/2015	260,000	273,650
Concho Resources, Inc., 8.625%, 10/1/2017	145,000	148,625
Continental Resources, Inc., 144A, 8.25%, 10/1/2019	105,000	107,888
El Paso Corp.:
7.25%, 6/1/2018	495,000	486,876
7.75%, 6/15/2010 (d)	410,000	411,643
8.25%, 2/15/2016	310,000	317,750
Frontier Oil Corp.:
6.625%, 10/1/2011	330,000	330,000
8.5%, 9/15/2016	575,000	588,656
GulfSouth Pipeline Co., LP, 144A, 5.75%, 8/15/2012	100,000	105,165
Holly Corp., 144A, 9.875%, 6/15/2017	410,000	419,225
KCS Energy, Inc., 7.125%, 4/1/2012	1,015,000	1,004,850
Linn Energy LLC, 144A, 11.75%, 5/15/2017	650,000	700,375
Mariner Energy, Inc.:
7.5%, 4/15/2013	305,000	294,325
8.0%, 5/15/2017	470,000	430,050
Newfield Exploration Co., 7.125%, 5/15/2018	640,000	638,400
OPTI Canada, Inc.:
7.875%, 12/15/2014 (d)	1,260,000	963,900
8.25%, 12/15/2014	870,000	674,250
Petrohawk Energy Corp.:
7.875%, 6/1/2015	220,000	216,700
9.125%, 7/15/2013	450,000	462,375
144A, 10.5%, 8/1/2014	380,000	408,500
Plains Exploration & Production Co.:
7.0%, 3/15/2017	220,000	209,550
7.625%, 6/1/2018	720,000	705,600
8.625%, 10/15/2019	400,000	405,000
Quicksilver Resources, Inc., 7.125%, 4/1/2016 (d)	1,040,000	902,200
Regency Energy Partners LP, 8.375%, 12/15/2013	515,000	520,150
Southwestern Energy Co., 7.5%, 2/1/2018	585,000	590,850
Stone Energy Corp.:
6.75%, 12/15/2014	590,000	448,400
8.25%, 12/15/2011	1,285,000	1,207,900
Whiting Petroleum Corp., 7.25%, 5/1/2013	120,000	119,700

		20,448,876
Financials 14.7%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	925,000	777,000
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015	712,400	259,884
Bank of America NA, 6.1%, 6/15/2017	455,000	457,650
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **	250,000	44,375
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016	570,000	584,250
Case New Holland, Inc., 144A, 7.75%, 9/1/2013	290,000	288,550
Conproca SA de CV, REG S, 12.0%, 6/16/2010	1,137,645	1,197,371
E*TRADE Financial Corp.:
7.375%, 9/15/2013	995,000	900,475
12.5%, 11/30/2017 (PIK)	215,000	238,650
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	3,550,000	3,447,792
7.375%, 2/1/2011	405,000	402,887
8.7%, 10/1/2014	535,000	524,060
9.875%, 8/10/2011	1,470,000	1,490,870
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015	420,000	457,800
GMAC, Inc.:

144A, 6.875%, 9/15/2011		2,393,000	2,261,385
144A, 7.0%, 2/1/2012 (d)		1,165,000	1,083,450
144A, 7.75%, 1/19/2010		1,725,000	1,722,844
Hawker Beechcraft Acquisition Co., LLC, 8.5%, 4/1/2015		145,000	102,950
Hellas Telecommunications Finance, 144A, 8.996% ***, 7/15/2015 (PIK)	EUR	295,000	43,169
Hexion US Finance Corp., 9.75%, 11/15/2014		205,000	176,300
Inmarsat Finance II PLC, 10.375%, 11/15/2012		820,000	848,700
iPayment, Inc., 9.75%, 5/15/2014		475,000	318,250
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		575,000	719
Nielsen Finance LLC, 11.5%, 5/1/2016		150,000	157,500
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		510,000	487,050
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015 (d)		345,000	350,175
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		112,000	117,880
Sprint Capital Corp.:
7.625%, 1/30/2011 (d)		1,335,000	1,366,706
8.375%, 3/15/2012		545,000	562,712
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		1,220,000	762
UCI Holdco, Inc., 9.25% ***, 12/15/2013 (PIK)		686,559	278,056
Universal City Development Partners Ltd., 11.75%, 4/1/2010		2,125,000	2,140,937
Virgin Media Finance PLC:
8.75%, 4/15/2014		1,700,000	1,734,000
Series 1, 9.5%, 8/15/2016		1,000,000	1,052,500
Wind Acquisition Finance SA:
144A, 9.75%, 12/1/2015	EUR	1,515,000	2,394,332
144A, 10.75%, 12/1/2015		85,000	93,500

			28,365,491
Health Care 6.1%
Community Health Systems, Inc., 8.875%, 7/15/2015		2,270,000	2,326,750
HCA, Inc.:
144A, 7.875%, 2/15/2020		1,100,000	1,104,125
144A, 8.5%, 4/15/2019		390,000	407,550
9.125%, 11/15/2014		1,120,000	1,156,400
9.25%, 11/15/2016		2,040,000	2,108,850
9.625%, 11/15/2016 (PIK)		809,000	841,360
HEALTHSOUTH Corp., 10.75%, 6/15/2016		290,000	314,650
IASIS Healthcare LLC, 8.75%, 6/15/2014		525,000	525,000
The Cooper Companies, Inc., 7.125%, 2/15/2015		840,000	814,800
Valeant Pharmaceuticals International, 144A, 8.375%, 6/15/2016		300,000	304,500
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015		715,000	743,600
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014		1,095,000	1,116,900

			11,764,485
Industrials 7.4%
Acco Brands Corp., 144A, 10.625%, 3/15/2015		105,000	109,725
Actuant Corp., 6.875%, 6/15/2017		300,000	279,000
ARAMARK Corp., 8.5%, 2/1/2015 (d)		745,000	751,519
BE Aerospace, Inc., 8.5%, 7/1/2018		300,000	307,500
Belden, Inc., 7.0%, 3/15/2017		420,000	399,525
Bombardier, Inc., 144A, 6.3%, 5/1/2014		275,000	265,375
Congoleum Corp., 8.625%, 8/1/2008 **		1,200,000	360,000
Corrections Corp. of America, 7.75%, 6/1/2017		35,000	36,138
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		715,000	715,000
Esco Corp., 144A, 4.174% ***, 12/15/2013		430,000	387,000
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		300,000	294,375
Iron Mountain, Inc., 8.375%, 8/15/2021		530,000	545,900

K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	435,000	365,400
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	1,045,000	1,013,650
7.625%, 12/1/2013	1,085,000	1,052,450
9.375%, 5/1/2012	900,000	913,500
Kansas City Southern Railway Co., 8.0%, 6/1/2015	655,000	668,100
Mobile Mini, Inc., 9.75%, 8/1/2014	420,000	427,350
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	605,000	571,725
Owens Corning, Inc., 9.0%, 6/15/2019	225,000	241,652
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017 **	1,185,000	68,137
RailAmerica, Inc., 144A, 9.25%, 7/1/2017	380,000	398,050
RBS Global, Inc. & Rexnord Corp., 9.5%, 8/1/2014	335,000	324,950
Spirit AeroSystems, Inc., 144A, 7.5%, 10/1/2017	215,000	213,925
Titan International, Inc., 8.0%, 1/15/2012	1,190,000	1,151,325
TransDigm, Inc.:
7.75%, 7/15/2014	260,000	258,050
144A, 7.75%, 7/15/2014 (b)	170,000	165,112
United Rentals North America, Inc.:
7.0%, 2/15/2014	985,000	856,950
144A, 10.875%, 6/15/2016	390,000	417,300
US Concrete, Inc., 8.375%, 4/1/2014	325,000	211,250
USG Corp., 144A, 9.75%, 8/1/2014	220,000	229,900
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011	360,000	356,400

		14,356,233
Information Technology 3.4%
Advanced Micro Devices, Inc., 5.75%, 8/15/2012	745,000	624,869
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	570,000	433,912
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	430,000	328,950
Jabil Circuit, Inc., 7.75%, 7/15/2016	145,000	147,175
L-3 Communications Corp.:
5.875%, 1/15/2015	825,000	820,875
7.625%, 6/15/2012	1,055,000	1,069,506
MasTec, Inc., 7.625%, 2/1/2017	610,000	573,400
Seagate Technology International, 144A, 10.0%, 5/1/2014	235,000	256,738
SunGard Data Systems, Inc.:
10.25%, 8/15/2015	1,790,000	1,825,800
144A, 10.625%, 5/15/2015	180,000	190,800
Vangent, Inc., 9.625%, 2/15/2015	350,000	325,937

		6,597,962
Materials 11.4%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015	237,000	192,278
ARCO Chemical Co., 9.8%, 2/1/2020 **	3,120,000	2,106,000
Ashland, Inc., 144A, 9.125%, 6/1/2017	260,000	278,200
Ball Corp.:
7.125%, 9/1/2016 (d)	140,000	142,800
7.375%, 9/1/2019	140,000	142,100
Cascades, Inc., 7.25%, 2/15/2013	231,000	226,380
Clondalkin Acquisition BV, 144A, 2.299% ***, 12/15/2013	540,000	440,100
CPG International I, Inc., 10.5%, 7/1/2013	880,000	743,600
Crown Americas LLC, 144A, 7.625%, 5/15/2017	40,000	40,400
Domtar Corp., 10.75%, 6/1/2017 (d)	380,000	425,600
Dow Chemical Co., 8.55%, 5/15/2019	385,000	432,796
Exopack Holding Corp., 11.25%, 2/1/2014	1,415,000	1,397,312
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	1,590,000	1,691,362
GEO Specialty Chemicals, Inc.:

144A, 7.5% ***, 3/31/2015 (PIK)		1,289,555	967,166
10.0%, 3/31/2015		1,277,440	958,080
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		420,000	410,550
144A, 8.25%, 5/1/2016		500,000	518,750
Graphic Packaging International, Inc., 144A, 9.5%, 6/15/2017		810,000	860,626
Hexcel Corp., 6.75%, 2/1/2015		1,425,000	1,357,312
Huntsman International LLC:
144A, 6.875%, 11/15/2013	EUR	605,000	787,940
7.375%, 1/1/2015 (d)		235,000	213,263
Innophos, Inc., 8.875%, 8/15/2014		170,000	171,700
Jefferson Smurfit Corp., 8.25%, 10/1/2012 **		355,000	252,938
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		1,030,000	1,032,575
Kronos International, Inc., 6.5%, 4/15/2013	EUR	185,000	172,584
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		200,000	138,750
NewMarket Corp., 7.125%, 12/15/2016		1,005,000	959,775
NewPage Corp., 144A, 11.375%, 12/31/2014		575,000	564,938
Novelis, Inc.:
7.25%, 2/15/2015		220,000	190,300
144A, 11.5%, 2/15/2015		360,000	363,600
Pliant Corp., 11.85%, 6/15/2009 **		11	9
Radnor Holdings Corp., 11.0%, 3/15/2010 **		265,000	331
Silgan Holdings, Inc., 144A, 7.25%, 8/15/2016		415,000	419,150
Teck Resources Ltd.:
9.75%, 5/15/2014		375,000	412,500
10.25%, 5/15/2016		375,000	423,750
10.75%, 5/15/2019		945,000	1,098,562
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		815,000	849,638
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		786,255	668,317

			22,052,032
Telecommunication Services 10.3%
BCM Ireland Preferred Equity Ltd., 144A, 7.873% ***, 2/15/2017 (PIK)	EUR	579,395	398,627
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		85,000	87,975
Centennial Communications Corp., 10.0%, 1/1/2013		290,000	301,963
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		1,030,000	1,045,450
8.25%, 10/15/2017		720,000	709,646
8.375%, 1/15/2014		480,000	482,400
Cricket Communications, Inc.:
9.375%, 11/1/2014		1,710,000	1,735,650
10.0%, 7/15/2015		780,000	801,450
Crown Castle International Corp., 9.0%, 1/15/2015		775,000	811,812
Frontier Communications Corp., 8.125%, 10/1/2018 (b)		550,000	553,437
Global Crossing Ltd., 144A, 12.0%, 9/15/2015		215,000	225,750
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		278,182	158,564
Hellas Telecommunications Luxembourg V, 144A, 4.496% ***, 10/15/2012	EUR	430,000	547,439
Hughes Network Systems LLC, 9.5%, 4/15/2014		980,000	984,900
Intelsat Corp.:
9.25%, 8/15/2014		160,000	164,000
9.25%, 6/15/2016		1,735,000	1,787,050
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/2016 (d)		65,000	69,550
Intelsat Subsidiary Holding Co., Ltd.:
8.875%, 1/15/2015		960,000	976,800
Series B, 144A, 8.875%, 1/15/2015		165,000	167,063
iPCS, Inc., 2.608% ***, 5/1/2013		200,000	169,000
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		2,225,000	2,275,062

Millicom International Cellular SA, 10.0%, 12/1/2013	1,530,000	1,587,375
Qwest Communications International, Inc., 144A, 8.0%, 10/1/2015	360,000	359,550
Qwest Corp.:
144A, 8.375%, 5/1/2016	255,000	263,925
8.875%, 3/15/2012	215,000	226,288
Sprint Nextel Corp., 8.375%, 8/15/2017	590,000	587,050
Stratos Global Corp., 9.875%, 2/15/2013	330,000	343,200
Telesat Canada, 11.0%, 11/1/2015	1,545,000	1,645,425
Windstream Corp.:
7.0%, 3/15/2019	430,000	402,050
8.625%, 8/1/2016	70,000	71,575

		19,940,026
Utilities 6.5%
AES Corp.:
8.0%, 10/15/2017	415,000	417,594
8.0%, 6/1/2020	525,000	521,063
144A, 8.75%, 5/15/2013	2,784,000	2,836,200
Energy Future Holdings Corp.:
10.875%, 11/1/2017	1,215,000	917,325
11.25%, 11/1/2017 (PIK)	575,000	379,500
Kinder Morgan, Inc., 6.5%, 9/1/2012	205,000	210,638
Mirant Americas Generation LLC, 8.3%, 5/1/2011	1,375,000	1,399,062
Mirant North America LLC, 7.375%, 12/31/2013	270,000	268,650
NRG Energy, Inc.:
7.25%, 2/1/2014	915,000	898,987
7.375%, 2/1/2016	1,060,000	1,025,550
7.375%, 1/15/2017	990,000	957,825
8.5%, 6/15/2019	1,160,000	1,161,450
NV Energy, Inc.:
6.75%, 8/15/2017	455,000	446,039
8.625%, 3/15/2014	200,000	205,750
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015	1,395,000	1,004,400

		12,650,033

Total Corporate Bonds (Cost $181,171,811)		170,574,229
Loan Participations and Assignments 8.1%
Senior Loans
Alliance Mortgage Cycle Loan, Term Loan A, Prime plus 6.25%, 9.5% ***, 6/1/2010 **	700,000	0
Buffets, Inc.:
Letter of Credit Term Loan B, LIBOR plus 7.25%, 7.848% ***, 5/1/2013	84,192	58,303
Incremental Term Loan, LIBOR (3% floor) plus 15.0%, 18.0% ***, 4/30/2012	202,903	207,089
Second Lien Term Loan, LIBOR plus 1.0%, plus 16.25% (PIK), 19.121% ***, 5/1/2013	411,991	285,303
Charter Communications Operating LLC:
Term Loan, Prime plus 3.0%, 6.25% ***, 3/6/2014	2,545,926	2,406,689
Term Loan, Prime plus 6.0%, 9.25% ***, 3/6/2014	1,262,943	1,280,315
Claire's Stores, Inc., Term Loan B, LIBOR plus 2.75%, 3.033% ***, 5/29/2014	285,000	215,659
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 6.5%, 8.0% ***, 6/20/2013	282,121	270,484
Freescale Semiconductor, Inc., Incremental Term Loan, 12.5%, 12/15/2014	713,208	719,153
Golden Nugget, Inc., Second Lien Term Loan, LIBOR plus 3.25%, 3.5% ***, 12/31/2014	460,000	190,900
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit, LIBOR plus 2.1%, 2.283% ***, 3/26/2014	1,374,647	1,058,478
Term Loan, LIBOR plus 2.0%, 2.246% ***, 3/26/2014	208,245	160,349
Hexion Specialty Chemicals, Inc.:

Term Loan C2, LIBOR plus 2.25%, 2.563% ***, 5/6/2013		339,114	283,867
Term Loan C1, LIBOR plus 2.25%, 2.875% ***, 5/6/2013		1,474,186	1,234,019
IASIS Healthcare LLC, Term Loan, LIBOR plus 5.25%, 5.738% ***, 6/13/2014 (PIK)		635,196	550,239
Kabel Deutschland GmbH, Term Loan, LIBOR plus 7.0%, 8.453% ***, 11/18/2014 (PIK)	EUR	1,360,000	1,839,400
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 2.741% ***, 9/30/2014		412,595	364,416
Sbarro, Inc., Term Loan, LIBOR plus 4.5%, 4.788% ***, 1/31/2014		305,000	265,350
Scorpion Holdings Ltd., Second Lien Term Loan, LIBOR plus 7.5%, 7.783%, 11/29/2010		145,000	121,800
Texas Competitive Electric Holdings Co., LLC:
Term Loan B2, LIBOR plus 3.5%, 3.754% ***, 10/10/2014		362,483	289,575
Term Loan B3, LIBOR plus 3.5%, 3.754% ***, 10/10/2014		3,738,413	2,986,487
Tribune Co., Term Loan B, Prime plus 2.0%, 5.25% ***, 6/4/2014 **		1,009,426	504,713
VML US Finance LLC:
Term Delay Draw B, LIBOR plus 5.5%, 5.79% ***, 5/25/2012		131,807	126,288
Term Loan B, LIBOR plus 5.5%, 5.79% ***, 5/27/2013		228,193	218,637

Total Loan Participations and Assignments (Cost $17,718,893)			15,637,513
Preferred Securities 0.5%
Financials 0.2%
Xerox Capital Trust I, 8.0%, 2/1/2027		315,000	307,912
Materials 0.3%
Hercules, Inc., 6.5%, 6/30/2029		1,135,000	631,344

Total Preferred Securities (Cost $1,044,918)			939,256
		Shares	Value ($)

Common Stocks 0.1%
Consumer Discretionary 0.1%
Buffets Restaurants Holdings, Inc. (d)*		18,256	78,738
Vertis Holdings, Inc.*		9,993	0

			78,738
Industrials 0.0%
World Color Press, Inc. (d)*		2,768	28,497
Materials 0.0%
GEO Specialty Chemicals, Inc.*		24,225	20,591
GEO Specialty Chemicals, Inc. 144A*		2,206	1,875

			22,466

Total Common Stocks (Cost $710,953)			129,701
Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 12.0%*		3	0
Series AI, 144A, 12.0%*		30,000	0
Series B, 12.0%*		5,000	0

Total Convertible Preferred Stocks (Cost $46,018)			0
Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*		149,500	3,721

Industrials 0.0%
World Color Press, Inc., Expiration Date 7/20/2014*					3,138	6,433
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*					1,100	0

Total Warrants (Cost $244,286)						10,154
Securities Lending Collateral 4.1%
Daily Assets Fund Institutional, 0.29% (e) (f) (Cost $8,015,063)					8,015,063	8,015,063
Cash Equivalents 3.2%
Cash Management QP Trust, 0.18% (e) (Cost $6,245,304)					6,245,304	6,245,304
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $215,197,246) †					104.2	201,551,220
Other Assets and Liabilities, Net (d)					(4.2)	(8,140,290)

Net Assets					100.0	193,410,930

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*						Non-income producing security.
**						Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	9.5%	6/1/2010	700,000	USD	700,000	0
ARCO Chemical Co.	9.8%	2/1/2020	3,120,000	USD	3,694,081	2,106,000
Buffalo Thunder Development Authority	9.375%	12/15/2014	250,000	USD	250,000	44,375
CanWest MediaWorks LP	9.25%	8/1/2015	340,000	USD	340,000	34,000
Congoleum Corp.	8.625%	8/1/2008	1,200,000	USD	1,021,050	360,000
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	490,000	USD	495,962	13,475
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	278,182	USD	264,717	158,564
Idearc, Inc.	8.0%	11/15/2016	920,000	USD	936,284	41,400
Jefferson Smurfit Corp.	8.25%	10/1/2012	355,000	USD	235,638	252,938
New ASAT (Finance) Ltd.	9.25%	2/1/2011	575,000	USD	519,944	719
Pliant Corp.	11.85%	6/15/2009	11	USD	11	9
R.H. Donnelley Corp.	8.875%	10/15/2017	1,185,000	USD	1,185,208	68,137
Radnor Holdings Corp.	11.0%	3/15/2010	265,000	USD	234,313	331
Reader's Digest Association, Inc.	9.0%	2/15/2017	350,000	USD	346,867	5,250
Tribune Co.	5.25%	6/4/2014	1,009,426	USD	905,407	504,713
Tropicana Entertainment LLC	9.625%	12/15/2014	1,220,000	USD	959,601	762
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	105,000	USD	107,100	12,600
Young Broadcasting, Inc.	8.75%	1/15/2014	2,040,000	USD	1,981,498	2,550
					14,177,681	3,605,823

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2009.

†

The cost for federal income tax purposes was $215,720,282. At September 30, 2009, net unrealized depreciation for all securities based on tax cost was $14,169,062. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,762,028 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $21,931,090.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	When-issued security.
(c)	Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 12/31/2009.
(d)

All or a portion of these securities were on loan amounting to $7,408,594. In addition, included in other assets and liabilities, net are pending sales, amounting to $239,000 that are also on loan. The value of all securities loaned at September 30, 2009 amounted to $7,647,594 which is 4.0% of net assets.

(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London InterBank Offered Rate
PIK: Denotes that all or a portion of the income is paid in kind.
Prime: Interest rate charged by banks to their most credit worthy customers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

As of September 30, 2009, the Portfolio had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	6,106,000	USD	9,020,308	10/30/2009	85,222	Citigroup, Inc.
EUR	133,770	USD	195,796	10/30/2009	46	Citigroup, Inc.
Total unrealized appreciation					85,268

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	1,029,500	USD	1,504,275	10/30/2009	(2,223)	JPMorgan Chase Securities, Inc.

Currency Abbreviations
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(g)
Corporate Bonds	$—	$168,029,099	$2,545,130	$170,574,229
Loan Participations and Assignments	—	15,324,813	312,700	15,637,513
Preferred Securities	—	939,256	—	939,256
Common Stocks(g)	28,497	78,738	22,466	129,701
Convertible Preferred Stocks(g)	—	0	—	0
Warrants(g)	—	—	10,154	10,154
Short-Term Investments(g)	8,015,063	6,245,304	—	14,260,367
Derivatives(h)	—	85,268	—	85,268
Total	$8,043,560	$190,702,478	$2,890,450	$201,636,488

Liabilities
Derivatives(h)	$—	$(2,223)	$—	$(2,223)
Total	$—	$ (2,223)	$—	$(2,223)
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency exchange contracts.

The following is a reconciliation of the Portfolio’s Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participations and Assignments	Other Investments	Common Stocks	Warrants	Total
Balance as of December 31, 2008	$ 110,737	$ 1,327,844	$ 528,000	$ 22,466	$ 11,730	$ 2,000,777
Total realized gain (loss)	—	(98,643)	—	—	—	(98,643)
Change in unrealized appreciation (depreciation)	(518,867)	414,038	417,336	—	(245,862)	66,645
Amortization premium/discount	10,689	8,047	994	—	—	19,730
Net purchases (sales)	1,588,942	(1,068,102)	(946,330)	—	244,286	(181,204)
Net transfers in (out) of Level 3	1,353,629	(270,484)	—	—	—	1,083,145
Balance as of September 30, 2009	$ 2,545,130	$ 312,700	$ —	$ 22,466	$ 10,154	$ 2,890,450
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2009	$ (762,062)	$ 136,731	$ —	$ —	$ (245,862)	$ (871,193)

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of September 30, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ 83,045

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Diversified International Equity VIP

	Shares	Value ($)

Common Stocks 90.6%
Australia 5.8%
AGL Energy Ltd.	82,582	995,283
Australia & New Zealand Banking Group Ltd.	3,822	81,932
BHP Billiton Ltd.	9,536	315,122
Brambles Ltd.	13,105	92,976
Coca-Cola Amatil Ltd.	6,331	54,713
Cochlear Ltd.	1,572	92,483
Commonwealth Bank of Australia	2,596	118,039
Crown Ltd.	15,188	119,162
CSL Ltd.	12,291	361,806
CSR Ltd.	30,700	50,685
Fairfax Media Ltd.	69,502	105,310
Foster's Group Ltd.	16,834	82,187
Leighton Holdings Ltd.	1,643	52,237
Macquarie Infrastructure Group (Units)	45,344	58,804
National Australia Bank Ltd.	3,501	94,630
Newcrest Mining Ltd.	1,579	44,393
Origin Energy Ltd.	9,638	138,117
Paladin Energy Ltd.*	7,326	28,852
Qantas Airways Ltd.	27,721	69,793
QBE Insurance Group Ltd.	2,063	43,638
Rio Tinto Ltd.	900	46,818
Santos Ltd.	9,683	129,142
Sonic Healthcare Ltd.	9,481	118,312
SP Ausnet	251,683	195,919
TABCORP Holdings Ltd.	18,765	118,168
Tatts Group Ltd.	35,379	79,120
Telstra Corp., Ltd.	159,048	458,143
Toll Holdings Ltd.	10,964	82,084
Transurban Group (Units)	19,529	70,475
Wesfarmers Ltd.	6,381	148,588
Westfield Group (REIT) (Units)	5,712	69,552
Westpac Banking Corp.	2,569	59,188
Woodside Petroleum Ltd.	5,329	243,902
Woolworths Ltd.	7,272	187,367
WorleyParsons Ltd.	2,509	65,645

(Cost $3,783,454)		5,072,585
Austria 1.1%
Erste Group Bank AG	5,236	234,287
OMV AG	12,665	510,650
Raiffeisen International Bank-Holding AG	2,101	137,150
Vienna Insurance Group	1,323	75,594

(Cost $636,227)		957,681
Belgium 2.6%
Anheuser-Busch InBev NV	7,745	354,145

Belgacom SA	18,803	732,659
Colruyt SA	173	40,673
Compagnie Nationale a Portefeuille	907	49,351
Delhaize Group	1,198	83,160
Dexia SA*	9,179	84,691
Fortis*	28,535	133,959
Groupe Bruxelles Lambert SA	588	54,352
KBC Groep NV*	1,952	98,278
Mobistar SA	4,026	278,861
Solvay SA	2,455	254,977
Umicore	4,809	144,232

(Cost $1,737,140)		2,309,338
Bermuda 0.1%
Seadrill Ltd.* (Cost $46,052)	4,400	91,755
Canada 4.8%
Agnico-Eagle Mines Ltd.	700	47,342
Bank of Montreal	1,000	50,595
Bank of Nova Scotia	2,100	95,855
Barrick Gold Corp.	2,600	98,449
BCE, Inc.	9,800	241,556
Bombardier, Inc. "B"	16,500	76,594
Canadian Imperial Bank of Commerce	700	42,687
Canadian National Railway Co.	3,400	167,452
Canadian Natural Resources Ltd.	1,400	94,541
Canadian Pacific Railway Ltd.	1,200	56,153
Canadian Tire Corp., Ltd. "A"	1,300	70,133
Canadian Utilities Ltd. "A"	3,900	138,020
EnCana Corp.	1,500	86,863
Fortis, Inc.	8,200	191,319
George Weston Ltd.	800	41,649
Gildan Activewear, Inc.*	1,500	29,646
Goldcorp, Inc.	2,300	92,331
Imperial Oil Ltd.	2,100	79,928
Kinross Gold Corp.	2,300	50,118
Loblaw Companies Ltd.	2,600	76,738
Magna International, Inc. "A"	2,053	87,497
Manulife Financial Corp.	2,800	58,843
Metro, Inc. "A"	2,200	71,898
Potash Corp. of Saskatchewan, Inc.	900	81,648
Research In Motion Ltd.*	5,500	371,821
Ritchie Bros. Auctioneers, Inc.	1,100	27,226
Rogers Communications, Inc. "B"	6,600	186,352
Royal Bank of Canada	2,100	112,880
Saputo, Inc.	2,200	51,638
Shaw Communications, Inc. "B"	6,100	110,417
Shoppers Drug Mart Corp.	5,000	205,202
SNC-Lavalin Group, Inc.	1,600	72,255
Suncor Energy, Inc.	4,220	147,413
Teck Resources Ltd. "B"*	2,600	71,639
Telus Corp.	2,200	68,446
Thomson Reuters Corp. (a)	9,358	313,829
Toronto-Dominion Bank	1,400	90,552
TransAlta Corp.	10,600	216,228
Viterra, Inc.*	4,900	48,879

Yamana Gold, Inc.	3,600	38,735

(Cost $3,532,721)		4,261,367
Cyprus 0.1%
Bank of Cyprus Public Co., Ltd. (Cost $53,089)	8,464	64,881
Denmark 3.8%
A P Moller-Maersk AS "A"	10	67,256
A P Moller-Maersk AS "B"	19	131,495
Carlsberg AS "B"	6,166	448,890
Coloplast AS "B"	1,411	118,463
Danske Bank AS*	10,590	278,037
DSV AS*	3,456	61,967
H. Lundbeck AS	3,649	76,014
Novo Nordisk AS "B"	26,632	1,672,734
Topdanmark AS*	415	62,776
Trygvesta AS	621	47,581
Vestas Wind Systems AS*	3,303	239,938
William Demant Holding AS*	1,515	112,870

(Cost $2,708,669)		3,318,021
Finland 2.5%
Fortum Oyj	18,740	481,101
Kone Oyj "B"	6,537	240,626
Metso Corp.	5,459	154,051
Nokia Oyj	17,076	251,131
Outokumpu Oyj	4,027	75,666
Pohjola Bank PLC "A"	7,147	81,656
Rautaruukki Oyj	2,774	66,510
Sampo Oyj "A"	14,057	354,201
Stora Enso Oyj "R"*	17,126	119,625
UPM-Kymmene Oyj	15,440	185,067
Wartsila Corp.	3,608	144,867

(Cost $1,677,262)		2,154,501
France 8.0%
Air Liquide SA	1,149	130,662
Alcatel-Lucent*	27,533	123,368
Alstom SA	744	54,410
Atos Origin SA*	697	35,236
AXA SA	4,136	111,915
BNP Paribas	1,550	123,973
Bouygues SA	1,062	54,125
Cap Gemini	1,723	90,354
Carrefour SA	9,792	444,556
Casino Guichard-Perrachon SA	996	79,305
Compagnie de Saint-Gobain	1,739	90,448
Credit Agricole SA	3,149	65,857
DANONE SA	7,827	473,503
Dassault Systemes SA	1,725	96,310
Electricite de France	964	57,294
Essilor International SA	4,349	247,927
France Telecom SA	35,737	955,914
GDF Suez	3,885	173,697
Iliad SA	426	48,075
L'Oreal SA	3,548	354,650

Lafarge SA	1,526	136,421
LVMH Moet Hennessy Louis Vuitton SA	783	78,855
Neopost SA	671	60,243
Pernod Ricard SA	3,147	250,300
Sanofi-Aventis	23,334	1,713,086
Schneider Electric SA	627	63,607
Societe Generale	852	68,655
Suez Environnement Co.	1,869	42,857
Total SA	7,627	454,047
Unibail-Rodamco (REIT)	265	55,124
Veolia Environnement	2,122	81,515
Vinci SA	1,568	88,867
Vivendi	3,089	95,789

(Cost $5,499,340)		7,000,945
Germany 5.0%
Allianz SE (Registered)	1,458	182,175
BASF SE	3,565	188,747
Bayer AG	3,157	218,653
Bayerische Motoren Werke (BMW) AG	1,555	75,063
Beiersdorf AG	5,899	346,660
Celesio AG	905	24,906
Daimler AG (Registered)	3,529	177,704
Deutsche Boerse AG	688	56,229
Deutsche Post AG (Registered)	3,555	66,608
Deutsche Telekom AG (Registered)	71,248	974,128
E.ON AG	4,140	175,797
Fresenius Medical Care AG & Co. KGaA	545	27,149
Henkel AG & Co. KGaA	8,826	320,703
K+S AG	629	34,326
Linde AG	769	83,481
MAN SE	642	52,994
Merck KGaA	430	42,766
Metro AG	7,889	446,287
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	598	95,410
RWE AG	1,021	94,947
SAP AG	6,124	298,402
Siemens AG (Registered)	2,260	209,492
Suedzucker AG	4,820	97,797
ThyssenKrupp AG	1,702	58,622
Volkswagen AG	384	63,064

(Cost $3,477,910)		4,412,110
Greece 1.0%
Alpha Bank AE*	4,907	90,867
EFG Eurobank Ergasias*	4,435	70,281
Marfin Investment Group SA*	8,510	36,814
National Bank of Greece SA*	3,627	131,156
OPAP SA	17,061	441,183
Piraeus Bank SA	4,885	91,094

(Cost $794,198)		861,395
Hong Kong 2.4%
Cheung Kong (Holdings) Ltd.	10,000	125,980
Cheung Kong Infrastructure Holdings Ltd.	7,000	25,078
CLP Holdings Ltd.	29,000	197,319

Esprit Holdings Ltd.	24,100	161,624
Genting Singapore PLC* (a)	168,000	132,381
Hang Seng Bank Ltd.	3,800	54,384
Hong Kong & China Gas Co., Ltd.	64,000	161,505
Hong Kong Exchanges & Clearing Ltd.	4,700	84,421
HongKong Electric Holdings Ltd.	17,500	96,004
Hutchison Whampoa Ltd.	44,000	315,184
Li & Fung Ltd.	58,000	236,570
MTR Corp., Ltd.	34,000	117,273
Noble Group Ltd.	19,000	32,724
NWS Holdings Ltd.	20,000	38,773
Shangri-La Asia Ltd.	46,000	86,662
Sun Hung Kai Properties Ltd.	8,000	117,460
Swire Pacific Ltd. "A"	9,000	105,613
Yue Yuen Industrial (Holdings) Ltd.	20,500	57,458

(Cost $1,644,289)		2,146,413
Ireland 0.7%
CRH PLC	19,185	531,728
Experian PLC	6,430	54,104

(Cost $364,237)		585,832
Italy 3.7%
A2A SpA	20,926	41,188
Assicurazioni Generali SpA	3,242	88,911
Atlantia SpA	6,106	148,142
Enel SpA	46,072	292,584
Eni SpA	15,304	383,165
Fiat SpA*	17,352	223,806
Finmeccanica SpA	9,616	170,141
Intesa Sanpaolo*	25,029	110,795
Lottomatica SpA	2,726	61,104
Luxottica Group SpA*	2,649	68,688
Mediaset SpA	18,588	130,337
Prysmian SpA	2,915	54,791
Saipem SpA	2,103	63,299
Snam Rete Gas SpA	16,640	80,995
Telecom Italia SpA	412,945	725,471
Telecom Italia SpA (RSP)	243,883	299,974
Terna - Rete Elettrica Nationale SpA	20,403	79,599
UBI Banca - Unione di Banche Italiane ScpA	3,919	60,264
UniCredit SpA*	35,899	140,693

(Cost $2,476,226)		3,223,947
Japan 15.6%
AEON Co., Ltd.	11,300	107,550
Ajinomoto Co., Inc.	14,000	139,917
Alfresa Holdings Corp.	1,000	40,702
Asahi Breweries Ltd.	7,000	127,760
Asahi Kasei Corp.	18,000	90,948
Astellas Pharma, Inc.	6,500	267,097
Canon, Inc.	4,400	176,017
Central Japan Railway Co.	8	57,409
Chubu Electric Power Co., Inc.	10,000	242,640
Chugai Pharmaceutical Co., Ltd.	3,700	76,421
Chugoku Electric Power Co., Inc.	3,500	76,946

Cosmo Oil Co., Ltd.	21,000	58,026
Daiichi Sankyo Co., Ltd.	9,500	195,983
Dainippon Sumitomo Pharma Co., Ltd.	4,400	47,759
Denso Corp.	2,600	75,571
East Japan Railway Co.	1,326	95,224
Eisai Co., Ltd.	4,300	161,157
Electric Power Development Co., Ltd.	2,600	82,315
FamilyMart Co., Ltd.	2,100	67,561
Fanuc Ltd.	900	80,410
FUJIFILM Holdings Corp.	3,500	104,086
Fujitsu Ltd.	13,000	84,197
Hisamitsu Pharmaceutical Co., Inc.	900	36,380
Hitachi Ltd.*	18,000	55,036
Hokkaido Electric Power Co., Inc.	3,500	72,807
Hokuriku Electric Power Co.	2,800	71,203
Honda Motor Co., Ltd.	4,200	127,352
HOYA	2,900	68,020
Idemitsu Kosan Co., Ltd.	700	57,347
INPEX Corp.	17	144,159
ITOCHU Corp.	9,000	59,033
Japan Petroleum Exploration Co., Ltd.	1,300	65,907
Japan Tobacco, Inc.	73	248,586
JFE Holdings, Inc.	3,800	129,144
Kansai Electric Power Co., Inc.	11,600	280,308
Kao Corp.	8,700	214,473
KDDI Corp.	73	410,626
Keyence Corp.	300	63,788
Kikkoman Corp.	4,000	49,499
Kirin Holdings Co., Ltd.	15,000	229,282
Kobe Steel Ltd.*	47,000	81,658
Komatsu Ltd.	5,900	109,559
Kyocera Corp.	1,000	91,941
Kyowa Hakko Kirin Co., Ltd.	5,000	63,065
Kyushu Electric Power Co., Inc.	5,800	131,250
Lawson, Inc.	900	41,833
Mediceo Paltac Holdings Co., Ltd.	4,300	60,317
MEIJI Holdings Co., Ltd.*	1,800	76,561
Mitsubishi Chemical Holdings Corp.	16,500	68,002
Mitsubishi Corp.	4,800	96,401
Mitsubishi Electric Corp.*	11,000	82,622
Mitsubishi Estate Co., Ltd.	5,000	78,155
Mitsubishi Heavy Industries Ltd.	18,000	67,708
Mitsubishi Tanabe Pharma Corp.	5,000	66,513
Mitsubishi UFJ Financial Group, Inc.	31,200	166,897
Mitsui & Co., Ltd.	7,100	92,404
Mitsui Fudosan Co., Ltd.	3,000	50,285
Mitsui O.S.K Lines Ltd.	10,000	58,881
Mitsui Sumitomo Insurance Group Holdings, Inc.	2,400	66,095
Mizuho Financial Group, Inc.	36,100	71,357
Murata Manufacturing Co., Ltd.	1,800	84,849
Nidec Corp.	800	64,866
Nintendo Co., Ltd.	400	102,279
Nippon Meat Packers, Inc.	5,000	63,956
Nippon Mining Holdings, Inc.	18,500	90,134
Nippon Oil Corp.	26,000	144,892

Nippon Steel Corp.	34,000	123,186
Nippon Telegraph & Telephone Corp.	12,609	582,052
Nissan Motor Co., Ltd.*	11,700	78,576
Nisshin Seifun Group, Inc.	6,000	83,495
Nissin Foods Holdings Co., Ltd.	1,800	69,020
Nitto Denko Corp.	1,900	57,789
Nomura Holdings, Inc.	12,000	73,311
NTT DoCoMo, Inc.	376	599,159
OJI Paper Co., Ltd.	11,000	49,519
Olympus Corp.	3,500	92,134
Ono Pharmaceutical Co., Ltd.	2,000	103,698
ORIX Corp.	260	15,808
Osaka Gas Co., Ltd.	30,000	105,211
Panasonic Corp.	5,600	81,936
Resona Holdings, Inc.	2,600	33,411
Ricoh Co., Ltd.	6,000	86,526
Santen Pharmaceutical Co., Ltd.	2,000	73,498
Sapporo Holdings Ltd.	7,000	35,570
Seven & I Holdings Co., Ltd.	13,000	309,874
Sharp Corp.	5,000	55,150
Shikoku Electric Power Co., Inc.	2,400	73,216
Shin-Etsu Chemical Co., Ltd.	2,400	146,693
Shionogi & Co., Ltd.	5,000	118,086
Shiseido Co., Ltd.	5,000	87,085
Showa Shell Sekiyu KK	7,100	77,311
SOFTBANK Corp.	19,100	416,994
Sony Corp.	3,700	108,222
Sumitomo Chemical Co., Ltd.	14,000	57,854
Sumitomo Corp.	5,300	54,147
Sumitomo Metal Industries Ltd.	26,000	63,422
Sumitomo Metal Mining Co., Ltd.	4,000	65,132
Sumitomo Mitsui Financial Group, Inc.	2,500	86,544
Suzuken Co., Ltd.	1,900	65,484
Taisho Pharmaceutical Co., Ltd.	3,000	60,630
Takeda Pharmaceutical Co., Ltd.	11,000	458,219
Terumo Corp.	2,700	147,871
Tohoku Electric Power Co., Inc.	6,600	146,877
Tokio Marine Holdings, Inc.	3,000	86,718
Tokyo Electric Power Co., Inc.	19,100	500,924
Tokyo Electron Ltd.	1,300	82,171
Tokyo Gas Co., Ltd.	31,000	128,624
TonenGeneral Sekiyu KK	8,000	77,908
Toray Industries, Inc.	14,000	84,308
Toshiba Corp.*	18,000	93,624
Toyo Suisan Kaisha Ltd.	2,000	54,192
Toyota Motor Corp.	8,200	322,719
Tsumura & Co.	1,500	54,002
Unicharm Corp.	900	85,350
UNY Co., Ltd.	8,800	65,521
Yakult Honsha Co., Ltd.	2,500	66,354
Yamazaki Baking Co., Ltd.	4,000	53,989

(Cost $11,974,610)		13,710,240
Luxembourg 0.4%
ArcelorMittal	5,432	202,725

Millicom International Cellular SA (SDR)*	943	69,008
Tenaris SA	3,020	53,802

(Cost $189,621)		325,535
Netherlands 6.8%
AEGON NV*	13,839	117,901
Akzo Nobel NV	3,974	246,508
ASML Holding NV	11,043	325,646
Fugro NV (CVA)	811	46,919
Heineken Holding NV	913	37,231
Heineken NV	4,584	211,487
ING Groep NV (CVA)*	15,378	274,779
Koninklijke (Royal) KPN NV	61,451	1,019,790
Koninklijke (Royal) Philips Electronics NV	12,592	306,939
Koninklijke Ahold NV	26,379	317,410
Koninklijke DSM NV	3,338	139,377
Randstad Holding NV*	1,690	73,166
Reed Elsevier NV	82,563	932,480
Royal Dutch Shell PLC "A"	3,199	91,136
Royal Dutch Shell PLC "B"	2,437	67,705
TNT NV	4,989	134,125
Unilever NV (CVA)	32,757	945,599
Wolters Kluwer NV	31,215	668,015

(Cost $4,630,399)		5,956,213
Norway 2.7%
DnB NOR ASA*	38,800	450,341
Norsk Hydro ASA*	44,400	296,671
Orkla ASA	25,600	241,812
Renewable Energy Corp. AS*	8,600	76,129
StatoilHydro ASA	18,700	420,262
Telenor ASA*	50,300	584,008
Yara International ASA	9,650	303,311

(Cost $1,633,939)		2,372,534
Portugal 0.3%
Brisa Auto-Estradas de Portugal SA	5,209	51,357
EDP - Energias de Portugal SA	50,602	231,875
Portugal Telecom, SGPS, SA (Registered)	1,798	19,067

(Cost $229,728)		302,299
Singapore 1.7%
Capitaland Ltd.	20,000	52,353
ComfortDelGro Corp., Ltd.	47,000	53,442
DBS Group Holdings Ltd.	10,000	93,590
Fraser & Neave Ltd.	23,000	64,352
Jardine Cycle & Carriage Ltd.	6,000	102,869
Keppel Corp., Ltd.	18,000	102,823
Oversea-Chinese Banking Corp., Ltd.	17,000	94,142
SembCorp Industries Ltd.	19,000	45,387
SembCorp Marine Ltd.	17,000	38,041
Singapore Airlines Ltd.	9,000	88,011
Singapore Airport Terminal Services Ltd.	6,570	10,490
Singapore Exchange Ltd.	7,000	41,586
Singapore Press Holdings Ltd.	59,000	160,792
Singapore Technologies Engineering Ltd.	25,000	48,617

Singapore Telecommunications Ltd.	169,000	388,013
United Overseas Bank Ltd.	9,000	106,455

(Cost $1,033,618)		1,490,963
Spain 3.8%
Abertis Infraestructuras SA	5,893	133,843
Acciona SA	250	33,994
ACS, Actividades de Construccion y Servicios SA	2,895	151,088
Banco Bilbao Vizcaya Argentaria SA	5,164	91,899
Banco Santander SA	13,187	213,046
Cintra Concesiones de Infraestructuras de Transporte SA	2,393	27,871
EDP Renovaveis SA*	5,961	65,559
Enagas	2,258	47,225
Fomento de Construcciones y Contratas SA	1,496	70,098
Gamesa Corp. Tecnologica SA	3,474	77,925
Gas Natural SDG SA	2,049	45,315
Grupo Ferrovial SA (a)	1,664	79,771
Iberdrola Renovables SA	13,050	64,266
Iberdrola SA	19,642	193,048
Indra Sistemas SA	3,102	77,363
Industria de Diseno Textil SA	5,110	293,478
Red Electrica Corporacion SA	1,144	58,568
Repsol YPF SA	20,509	558,776
Telefonica SA	36,799	1,015,738
Zardoya Otis SA	3,050	66,216

(Cost $2,339,871)		3,365,087
Sweden 3.3%
AB SKF "B"	4,482	70,491
Atlas Copco AB "A"	5,936	76,667
Electrolux AB "B"*	3,335	76,501
Hennes & Mauritz AB "B"	5,657	317,895
Holmen AB "B"	2,160	59,549
Husqvarna AB "B"*	7,799	54,238
Investor AB "B"	737	13,473
Nordea Bank AB	18,876	190,197
Sandvik AB	5,637	62,388
Skandinaviska Enskilda Banken AB "A"*	12,179	82,185
SSAB AB "A"	5,874	90,847
SSAB AB "B"	4,185	59,038
Svenska Cellulosa AB "B"	20,412	277,176
Svenska Handelsbanken AB "A"	2,807	71,742
Swedish Match AB	686	13,811
Tele2 AB "B"	4,023	53,479
Telefonaktiebolaget LM Ericsson "B"	112,142	1,125,041
TeliaSonera AB	28,979	190,543
Volvo AB "B"	5,145	47,715

(Cost $2,272,081)		2,932,976
Switzerland 7.1%
ABB Ltd. (Registered)*	8,311	167,016
Actelion Ltd. (Registered)*	1,036	64,407
Adecco SA (Registered)	824	43,875
Aryzta AG*	1,064	43,206
Compagnie Financiere Richemont SA "A"	7,262	205,627
Credit Suisse Group AG (Registered)	1,994	110,987

Geberit AG (Registered)*	332	51,040
Givaudan SA (Registered)*	102	76,694
Holcim Ltd. (Registered)	2,125	146,186
Julius Baer Holding AG (Registered)	869	43,508
Lonza Group AG (Registered)	466	50,801
Nestle SA (Registered)	35,277	1,504,908
Nobel Biocare Holding AG (Registered)	1,356	44,948
Novartis AG (Registered)	15,568	781,521
Roche Holding AG (Genusschein)	5,486	888,058
SGS SA (Registered)*	43	57,923
Sonova Holding AG (Registered)	458	46,238
STMicroelectronics NV	7,073	66,848
Swatch Group AG	465	109,759
Swatch Group AG (Registered)	1,256	57,193
Swiss Reinsurance Co., Ltd. (Registered)	1,091	49,305
Swisscom AG (Registered)	2,851	1,021,180
Syngenta AG (Registered)	957	219,708
Synthes, Inc.	531	64,048
UBS AG (Registered)*	7,534	138,086
Xstrata PLC*	5,096	75,049
Zurich Financial Services AG	398	94,851

(Cost $4,617,051)		6,222,970
United Kingdom 7.3%
Anglo American PLC*	3,853	122,653
AstraZeneca PLC	14,815	664,255
Autonomy Corp. PLC*	11,080	289,112
BAE Systems PLC	22,809	127,291
Barclays PLC*	11,766	69,537
BG Group PLC	3,589	62,461
BHP Billiton PLC	5,353	147,111
BP PLC	22,383	198,246
British American Tobacco PLC	2,268	71,279
British Sky Broadcasting Group PLC	6,799	62,161
BT Group PLC	67,217	139,821
Cable & Wireless	24,059	55,216
Cadbury PLC	4,148	53,232
Capita Group PLC	5,549	64,097
Centrica PLC	34,012	136,848
Compass Group PLC	11,814	72,267
Diageo PLC	2,849	43,765
Drax Group PLC	3,469	26,140
GlaxoSmithKline PLC	51,204	1,007,596
HSBC Holdings PLC	12,924	147,951
Imperial Tobacco Group PLC	860	24,849
International Power PLC	14,339	66,312
Kingfisher PLC	14,696	50,032
Marks & Spencer Group PLC	8,450	48,972
National Grid PLC	15,891	153,803
Next PLC	1,325	38,075
Pearson PLC	7,145	88,039
Reckitt Benckiser Group PLC	20	977
Reed Elsevier PLC	9,798	73,380
Rio Tinto PLC	3,273	140,448
Rolls-Royce Group PLC*	15,284	115,071

SABMiller PLC	2,538	61,262
Scottish & Southern Energy PLC	6,560	123,000
Severn Trent PLC	3,170	49,174
Shire PLC	6,752	117,279
Smith & Nephew PLC	10,523	94,261
Smiths Group PLC	3,914	55,618
Standard Chartered PLC	1,687	41,595
Tesco PLC	17,554	112,323
The Sage Group PLC	68,809	256,832
Unilever PLC	2,292	65,471
United Utilities Group PLC	8,616	62,911
Vodafone Group PLC	373,358	837,973
William Morrison Supermarkets PLC	8,072	35,855
Wolseley PLC*	2,367	57,136
WPP PLC	9,498	81,640

(Cost $5,121,400)		6,413,327

Total Common Stocks (Cost $62,473,132)		79,552,915
Preferred Stocks 0.7%
Germany
Fresenius SE	632	37,029
Henkel AG & Co. KGaA	11,825	510,088
Volkswagen AG	513	59,750

Total Preferred Stocks (Cost $412,906)		606,867
Rights 0.0%
France 0.0%
BNP Paribas, Expiration Date 10/13/2009* (Cost $0)	1,550	3,357
Hong Kong 0.0%
Genting Singapore PLC, Expiration Date 10/12/2009* (a) (Cost $0)	33,600	7,633

Total Rights (Cost $0)		10,990
Exchange-Traded Funds 7.2%
iShares MSCI Emerging Markets Index (a)	66,800	2,599,188
Vanguard Emerging Markets	97,900	3,775,024

Total Exchange-Traded Funds (Cost $5,334,919)		6,374,212
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.4%
US Treasury Obligation
US Treasury Bill, 0.19% **, 3/18/2010 (b) (Cost $354,685)	355,000	354,748
	Shares	Value ($)

Securities Lending Collateral 3.3%
Daily Assets Fund Institutional, 0.29% (c) (d) (Cost $2,939,500)	2,939,500	2,939,500
Cash Equivalents 1.0%
Cash Management QP Trust, 0.18% (c) (Cost $857,748)	857,748	857,748

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $72,372,890) †				103.2	90,696,980
Other Assets and Liabilities, Net				(3.2)	(2,848,138)

Net Assets				100.0	87,848,842

For information on the Portfolio’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

*					Non-income producing security.
**					Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $73,167,264. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $17,529,716. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $18,801,756 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,272,040.

(a)					All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $2,867,386 which is 3.3% of net assets.
(b)					At September 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)					Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
CVA: Certificaten Van Aandelen
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At September 30, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

ASX SPI 200 Index	12/17/2009	2	202,558	209,390	6,832
DJ Euro Stoxx 50 Index	12/18/2009	24	996,453	1,003,389	6,936
FTSE 100 Index	12/18/2009	1	80,438	81,362	924
Nikkei 225 Index	12/10/2009	6	314,577	301,950	(12,627)
S&P TSE 60 Index	12/17/2009	1	126,069	126,671	602
Total net unrealized appreciation					2,667

At September 30, 2009 the DWS Diversified International Equity VIP had the following sector diversification:
			Market Value ($)	As a % of Common Stocks, Preferred Stocks & Rights
Telecommunication Services			12,372,246		15.4%
Consumer Staples			11,039,669		13.8%
Health Care			10,876,626		13.6%
Financials			8,064,703		10.1%
Consumer Discretionary			7,533,892		9.4%
Industrials			7,320,246		9.1%
Utilities			7,088,608		8.8%
Materials			6,517,365		8.1%
Energy			4,732,310		5.9%

Information Technology	4,625,107	5.8%
Total	80,170,772	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(e)
Australia	$ —	$ 5,072,585	$ —	$ 5,072,585
Austria	—	957,681	—	957,681
Belgium	—	2,309,338	—	2,309,338
Bermuda	—	91,755	—	91,755
Canada	4,261,367	—	—	4,261,367
Cyprus	—	64,881	—	64,881
Denmark	—	3,318,021	—	3,318,021
Finland	—	2,154,501	—	2,154,501
France	3,357	7,000,945	—	7,004,302
Germany	—	5,018,977	—	5,018,977
Greece	—	861,395	—	861,395
Hong Kong	7,633	2,146,413	—	2,154,046
Ireland	—	585,832	—	585,832
Italy	—	3,223,947	—	3,223,947
Japan	—	13,710,240	—	13,710,240
Luxembourg	—	325,535	—	325,535
Netherlands	—	5,956,213	—	5,956,213
Norway	—	2,372,534	—	2,372,534
Portugal	—	302,299	—	302,299
Singapore	—	1,490,963	—	1,490,963
Spain	—	3,365,087	—	3,365,087
Sweden	—	2,932,976	—	2,932,976
Switzerland	—	6,222,970	—	6,222,970
United Kingdom	—	6,413,327	—	6,413,327
Exchange-Traded Funds	6,374,212	—	—	6,374,212
Short-Term Investments(e)	2,939,500	1,212,496	—	4,151,996
Derivatives(f)	2,667	—	—	2,667
Total	$ 13,588,736	$ 77,110,911	$ —	$ 90,699,647
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation on open futures contracts.
The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining the value at September 30, 2009:
		Common Stock and/or Other Equity Investments
Level 3 Reconciliation			Italy
Balance as of December 31, 2008			$ —
Realized gains (loss)			380
Change in unrealized appreciation (depreciation)			—
Amortization premium/discount			—
Net purchase (sales)			(380)
Net transfers in (out) of Level 3			—
Balance as of September 30, 2009			$ —
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2009			$ —

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of September 30, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 2,667

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Large Cap Value VIP

	Shares	Value ($)

Common Stocks 96.9%
Consumer Discretionary 5.2%
Distributors 1.6%
Genuine Parts Co. (a)	88,968	3,386,122
Diversified Consumer Services 0.4%
H&R Block, Inc.	50,000	919,000
Hotels Restaurants & Leisure 2.1%
Carnival Corp. (Units)	140,865	4,687,987
Textiles, Apparel & Luxury Goods 1.1%
VF Corp.	33,200	2,404,676
Consumer Staples 10.3%
Beverages 0.9%
PepsiCo, Inc.	34,584	2,028,697
Food & Staples Retailing 3.0%
CVS Caremark Corp.	109,109	3,899,556
Kroger Co.	129,971	2,682,601

		6,582,157
Food Products 2.8%
General Mills, Inc.	35,112	2,260,511
Kellogg Co.	44,172	2,174,588
Kraft Foods, Inc. "A" (a)	61,850	1,624,799

		6,059,898
Tobacco 3.6%
Altria Group, Inc.	236,165	4,206,099
Philip Morris International, Inc. (a)	76,877	3,746,985

		7,953,084
Energy 19.8%
Energy Equipment & Services 5.2%
ENSCO International, Inc.	67,289	2,862,474
Noble Corp.	63,749	2,419,912
Transocean Ltd.*	70,859	6,060,571

		11,342,957
Oil, Gas & Consumable Fuels 14.6%
Canadian Natural Resources Ltd.	36,534	2,454,719
Chevron Corp.	45,891	3,232,103
ConocoPhillips	94,397	4,262,969
Devon Energy Corp. (a)	30,584	2,059,221
ExxonMobil Corp.	52,836	3,625,078
Marathon Oil Corp.	106,984	3,412,790
Nexen, Inc.	109,627	2,474,281
Noble Energy, Inc.	47,308	3,120,436
Suncor Energy, Inc.	116,640	4,031,078
Sunoco, Inc.	111,490	3,171,890

		31,844,565

Financials 14.5%
Capital Markets 1.1%
Ameriprise Financial, Inc.	36,451	1,324,265
Morgan Stanley	35,672	1,101,551

		2,425,816
Commercial Banks 2.5%
Cullen/Frost Bankers, Inc.	18,074	933,341
KeyCorp	180,437	1,172,841
M&T Bank Corp. (a)	18,243	1,136,904
Regions Financial Corp.	193,906	1,204,156
SunTrust Banks, Inc.	45,764	1,031,978

		5,479,220
Diversified Financial Services 3.8%
Bank of America Corp.	180,946	3,061,606
JPMorgan Chase & Co.	73,192	3,207,273
The NASDAQ OMX Group, Inc.*	97,932	2,061,469

		8,330,348
Insurance 6.7%
Allstate Corp.	72,705	2,226,227
Assurant, Inc.	78,099	2,503,854
Chubb Corp.	19,737	994,942
Cincinnati Financial Corp.	34,880	906,531
Fidelity National Financial, Inc. "A"	97,553	1,471,100
First American Corp.	30,368	983,012
Hartford Financial Services Group, Inc.	47,212	1,251,118
HCC Insurance Holdings, Inc.	32,286	883,022
MetLife, Inc.	57,667	2,195,383
PartnerRe Ltd. (a)	14,037	1,080,007

		14,495,196
Thrifts & Mortgage Finance 0.4%
New York Community Bancorp., Inc. (a)	74,445	850,162
Health Care 12.0%
Health Care Equipment & Supplies 2.1%
Baxter International, Inc.	38,320	2,184,623
Becton, Dickinson & Co.	34,309	2,393,053

		4,577,676
Health Care Providers & Services 2.9%
McKesson Corp.	59,507	3,543,642
Medco Health Solutions, Inc.*	50,632	2,800,456

		6,344,098
Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.*	54,661	2,387,046
Pharmaceuticals 5.9%
Abbott Laboratories	39,329	1,945,605
Bristol-Myers Squibb Co.	94,834	2,135,662
Merck & Co., Inc. (a)	128,086	4,051,360
Mylan, Inc.* (a)	37,826	605,594
Teva Pharmaceutical Industries Ltd. (ADR) (a)	81,703	4,130,904

		12,869,125

Industrials 7.4%
Aerospace & Defense 3.1%
Honeywell International, Inc.	97,102	3,607,339
United Technologies Corp.	50,095	3,052,289

		6,659,628
Electrical Equipment 2.0%
Emerson Electric Co.	107,387	4,304,071
Machinery 1.4%
Dover Corp.	79,042	3,063,668
Road & Rail 0.9%
Norfolk Southern Corp.	48,083	2,072,858
Information Technology 1.9%
Communications Equipment 1.0%
Brocade Communications Systems, Inc.*	267,224	2,100,380
IT Services 0.9%
Automatic Data Processing, Inc.	52,253	2,053,543
Materials 6.4%
Chemicals 3.9%
Air Products & Chemicals, Inc. (a)	61,188	4,746,965
Praxair, Inc.	46,939	3,834,447

		8,581,412
Containers & Packaging 1.4%
Sonoco Products Co.	106,506	2,933,175
Metals & Mining 1.1%
Kinross Gold Corp.	110,720	2,402,624
Telecommunication Services 7.8%
Diversified Telecommunication Services 6.3%
AT&T, Inc.	223,692	6,041,921
BCE, Inc.	85,448	2,108,002
Deutsche Telekom AG (ADR) (a)	159,123	2,173,620
Verizon Communications, Inc. (a)	117,067	3,543,618

		13,867,161
Wireless Telecommunication Services 1.5%
Vodafone Group PLC (ADR)	143,586	3,230,685
Utilities 11.6%
Electric Utilities 9.7%
Allegheny Energy, Inc.	102,044	2,706,207
American Electric Power Co., Inc.	78,150	2,421,869
Duke Energy Corp.	190,146	2,992,898
Entergy Corp.	27,781	2,218,591
Exelon Corp.	54,237	2,691,240
FirstEnergy Corp.	68,689	3,140,461
FPL Group, Inc.	52,350	2,891,290
Southern Co.	67,669	2,143,077

		21,205,633
Multi-Utilities 1.9%
PG&E Corp. (a)	104,849	4,245,336

Total Common Stocks (Cost $180,115,849)		211,688,004
Securities Lending Collateral 13.3%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $29,117,875)	29,117,875	29,117,875

Cash Equivalents 3.3%
Cash Management QP Trust, 0.18% (b) (Cost $7,124,691)	7,124,691	7,124,691
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $216,358,415) †	113.5	247,930,570
Other Assets and Liabilities, Net	(13.5)	(29,539,353)

Net Assets	100.0	218,391,217

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $219,745,525. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $28,185,045. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $32,950,021 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,764,976.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $28,390,369 which is 13.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(d)	$ 211,688,004	$ —	$ —	$211,688,004
Short-Term Investments(d)	29,117,875	7,124,691	—	36,242,566
Total	$ 240,805,879	$ 7,124,691	$ —	$247,930,570
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Mid Cap Growth VIP

	Shares	Value ($)

Common Stocks 98.2%
Consumer Discretionary 16.4%
Auto Components 1.0%
Gentex Corp.	16,200	229,230
Diversified Consumer Services 1.1%
Strayer Education, Inc. (a)	1,100	239,448
Hotels Restaurants & Leisure 2.4%
Burger King Holdings, Inc.	3,300	58,047
Darden Restaurants, Inc.	8,800	300,344
Penn National Gaming, Inc.* (a)	5,700	157,662

		516,053
Internet & Catalog Retail 1.4%
Priceline.com, Inc.* (a)	1,850	306,767
Specialty Retail 9.0%
Advance Auto Parts, Inc.	6,600	259,248
American Eagle Outfitters, Inc.	17,800	300,108
Children's Place Retail Stores, Inc.* (a)	9,700	290,612
Guess?, Inc.	10,400	385,216
Tiffany & Co. (a)	6,700	258,151
Urban Outfitters, Inc.*	15,400	464,618

		1,957,953
Textiles, Apparel & Luxury Goods 1.5%
Deckers Outdoor Corp.* (a)	3,900	330,915
Consumer Staples 4.0%
Household Products 1.7%
Church & Dwight Co., Inc.	6,300	357,462
Personal Products 2.3%
Chattem, Inc.* (a)	2,800	185,948
Herbalife Ltd.	9,900	324,126

		510,074
Energy 9.6%
Energy Equipment & Services 2.5%
Cameron International Corp.*	5,900	223,138
FMC Technologies, Inc.* (a)	6,300	329,112

		552,250
Oil, Gas & Consumable Fuels 7.1%
Alpha Natural Resources, Inc.*	9,700	340,470
Concho Resources, Inc.*	7,900	286,928
Petrohawk Energy Corp.*	9,200	222,732
Range Resources Corp. (a)	4,400	217,184
Southwestern Energy Co.*	5,200	221,936
Ultra Petroleum Corp.*	5,530	270,749

		1,559,999

Financials 9.2%
Capital Markets 7.1%
Affiliated Managers Group, Inc.* (a)	2,000	130,020
Jefferies Group, Inc.*	5,900	160,657
Lazard Ltd. "A"	11,500	475,065
Legg Mason, Inc. (a)	6,300	195,489
T. Rowe Price Group, Inc. (a)	3,200	146,240
TD Ameritrade Holding Corp.*	14,100	276,642
Waddell & Reed Financial, Inc. "A"	6,000	170,700

		1,554,813
Diversified Financial Services 1.1%
MSCI, Inc. "A"*	8,165	241,847
Insurance 1.0%
Lincoln National Corp.	8,000	207,280
Health Care 12.6%
Biotechnology 2.2%
Alexion Pharmaceuticals, Inc.*	3,600	160,344
BioMarin Pharmaceutical, Inc.* (a)	6,500	117,520
Myriad Genetics, Inc.*	6,800	186,320
Talecris Biotherapeutics Holdings Corp.*	800	15,200

		479,384
Health Care Equipment & Supplies 2.2%
Edwards Lifesciences Corp.*	1,600	111,856
Hologic, Inc.* (a)	11,000	179,740
Thoratec Corp.* (a)	6,200	187,674

		479,270
Health Care Providers & Services 3.0%
AMERIGROUP Corp.*	4,800	106,416
Fresenius Medical Care AG & Co. KGaA (ADR)	3,100	154,194
Laboratory Corp. of America Holdings* (a)	3,300	216,810
MEDNAX, Inc.*	3,400	186,728

		664,148
Health Care Technology 0.8%
Cerner Corp.* (a)	2,300	172,040
Life Sciences Tools & Services 4.4%
Covance, Inc.* (a)	2,900	157,035
ICON PLC (ADR)*	6,500	159,185
Illumina, Inc.* (a)	5,100	216,750
Life Technologies Corp.*	4,900	228,095
QIAGEN NV* (a)	9,600	204,288

		965,353
Industrials 13.8%
Aerospace & Defense 1.1%
BE Aerospace, Inc.*	11,500	231,610
Commercial Services & Supplies 0.9%
Stericycle, Inc.*	4,100	198,645
Construction & Engineering 1.4%
Aecom Technology Corp.*	5,800	157,412
Quanta Services, Inc.* (a)	7,300	161,549

		318,961
Electrical Equipment 2.7%
A123 Systems, Inc.*	2,900	61,828

First Solar, Inc.* (a)	1,600	244,576
General Cable Corp.* (a)	7,100	277,965

		584,369
Industrial Conglomerates 1.4%
McDermott International, Inc.*	11,900	300,713
Machinery 2.7%
Joy Global, Inc.	5,800	283,852
Terex Corp.* (a)	14,400	298,512

		582,364
Professional Services 2.1%
FTI Consulting, Inc.* (a)	5,800	247,138
Robert Half International, Inc. (a)	8,900	222,678

		469,816
Road & Rail 1.5%
Genesee & Wyoming, Inc. "A"*	5,400	163,728
Knight Transportation, Inc. (a)	10,000	167,800

		331,528
Information Technology 23.0%
Communications Equipment 2.1%
F5 Networks, Inc.*	5,200	206,076
Juniper Networks, Inc.*	9,500	256,690

		462,766
Electronic Equipment, Instruments & Components 2.0%
Itron, Inc.* (a)	6,650	426,531
Internet Software & Services 0.8%
Omniture, Inc.*	8,200	175,808
IT Services 3.8%
Cognizant Technology Solutions Corp. "A"*	11,600	448,456
CyberSource Corp.* (a)	12,500	208,375
ManTech International Corp. "A"*	3,700	174,492

		831,323
Semiconductors & Semiconductor Equipment 6.2%
Analog Devices, Inc.	6,900	190,302
ARM Holdings PLC (ADR)	32,400	226,800
ASML Holding NV (NY Registered Shares) (a)	4,100	121,237
Broadcom Corp. "A"*	8,800	270,072
Cavium Networks, Inc.* (a)	8,100	173,907
Marvell Technology Group Ltd.*	18,300	296,277
Micron Technology, Inc.* (a)	8,200	67,240

		1,345,835
Software 8.1%
Adobe Systems, Inc.*	5,800	191,632
Autodesk, Inc.*	6,100	145,180
Blackboard, Inc.* (a)	5,800	219,124
BMC Software, Inc.*	6,400	240,192
Concur Technologies, Inc.* (a)	5,100	202,776
McAfee, Inc.*	5,100	223,329
Rovi Corp.*	7,000	235,200
Salesforce.com, Inc.* (a)	4,600	261,878
Shanda Games Ltd. (ADR)*	5,000	58,500

		1,777,811

Materials 7.1%
Chemicals 0.4%
Airgas, Inc.	1,700	82,229
Construction Materials 1.0%
Martin Marietta Materials, Inc. (a)	2,300	211,761
Containers & Packaging 2.3%
Crown Holdings, Inc.*	10,100	274,720
Owens-Illinois, Inc.*	6,500	239,850

		514,570
Metals & Mining 3.4%
Cliffs Natural Resources, Inc.	1,900	61,484
Gerdau Ameristeel Corp. (a)	25,100	198,792
Kinross Gold Corp.	12,000	260,400
Steel Dynamics, Inc.	14,800	227,032

		747,708
Telecommunication Services 2.5%
Wireless Telecommunication Services
American Tower Corp. "A"*	6,400	232,960
MetroPCS Communications, Inc.* (a)	32,800	307,008

		539,968

Total Common Stocks (Cost $18,303,868)		21,458,602
Securities Lending Collateral 27.2%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $5,941,147)	5,941,147	5,941,147
Cash Equivalents 1.2%
Cash Management QP Trust, 0.18% (b) (Cost $263,153)	263,153	263,153
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $24,508,168) †	126.6	27,662,902
Other Assets and Liabilities, Net	(26.6)	(5,816,978)

Net Assets	100.0	21,845,924

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $24,814,706. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $2,848,196. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,972,892 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,124,696.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $5,762,306 which is 26.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(d)	$ 21,458,602	$ —	$ —	$ 21,458,602
Short-Term Investments(d)	5,941,147	263,153	—	6,204,300
Total	$ 27,399,749	$ 263,153	$ —	$ 27,662,902
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Money Market VIP

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 15.0%
Australia & New Zealand Banking Group Ltd., 0.29%, 1/14/2010	2,000,000	2,000,000
Bank of Montreal, 0.34%, 10/7/2009	1,650,000	1,650,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.28%, 12/18/2009	2,000,000	2,000,000
0.35%, 10/13/2009	2,000,000	2,000,000
BNP Paribas, 0.82%, 11/5/2009	5,000,000	5,000,000
Credit Industriel et Commercial, 0.315%, 10/13/2009	1,000,000	1,000,000
Dexia Credit Local:
0.26%, 10/2/2009	2,500,000	2,500,000
0.75%, 2/11/2010	2,500,000	2,500,046
1.06%, 1/4/2010	2,000,000	2,000,052
Landwirtschaftliche Rentenbank, 2.625%, 2/26/2010	1,500,000	1,510,531
Mizuho Corporate Bank Ltd., 0.25%, 12/7/2009	5,000,000	5,000,000
Nordea Bank Finland PLC, 0.75%, 9/23/2010	1,250,000	1,250,000
Rabobank Nederland NV, 0.28%, 1/7/2010	2,750,000	2,750,000
Svenska Handelsbanken AB:
0.35%, 10/7/2009	2,500,000	2,500,002
0.62%, 11/30/2009	3,000,000	3,000,100
Toronto-Dominion Bank:
0.6%, 1/12/2010	2,800,000	2,800,639
0.65%, 4/1/2010	500,000	500,000
0.75%, 2/8/2010	2,000,000	2,000,000
UBS AG, 0.55%, 12/29/2009	1,500,000	1,500,000
Wal-Mart Stores, Inc., 5.321%, 6/1/2010	1,500,000	1,546,247

Total Certificates of Deposit and Bank Notes (Cost $45,007,617)		45,007,617
Commercial Paper 43.5%
Issued at Discount **
Allied Irish Banks North America, Inc., 144A, 0.8%, 12/18/2009	2,000,000	1,996,533
Anglo Irish Bank Corp., Ltd.:
144A, 0.75%, 10/15/2009	2,000,000	1,999,417
144A, 0.8%, 12/10/2009	3,000,000	2,995,333
ASB Finance Ltd.:
0.34%, 12/14/2009	5,000,000	4,996,506
0.9%, 12/9/2009	1,000,000	998,275
1.2%, 3/12/2010	500,000	497,300
BNZ International Funding Ltd., 144A, 0.31%, 11/13/2009	2,500,000	2,499,074
BP Capital Markets PLC:
0.76%, 10/13/2009	2,200,000	2,199,443
0.78%, 10/22/2009	4,500,000	4,497,952
Caisse D'Amortissement de la Dette Sociale:
0.48%, 4/19/2010	750,000	748,000
0.65%, 3/12/2010	1,500,000	1,495,613
0.7%, 1/8/2010	1,500,000	1,497,113
Charta Corp., 144A, 0.35%, 11/4/2009	3,000,000	2,999,008
Citibank Credit Card Issuance Trust, 144A, 0.26%, 10/2/2009	1,500,000	1,499,989
Citibank Omni Master Trust:

144A, 0.6%, 10/21/2009	880,000	879,707
144A, 0.6%, 10/28/2009	2,000,000	1,999,100
Danske Corp.:
144A, 0.22%, 10/19/2009	6,500,000	6,499,285
144A, 0.23%, 11/3/2009	3,000,000	2,999,367
144A, 0.51%, 1/15/2010	1,500,000	1,497,748
144A, 0.6%, 1/11/2010	4,000,000	3,993,200
Dexia Delaware LLC:
0.28%, 10/9/2009	3,000,000	2,999,813
0.29%, 10/2/2009	4,000,000	3,999,968
Eli Lilly & Co., 144A, 0.75%, 10/5/2009	3,500,000	3,499,708
General Electric Capital Services, Inc., 0.8%, 11/2/2009	1,750,000	1,748,756
Grampian Funding LLC:
144A, 0.37%, 10/5/2009	4,500,000	4,499,815
144A, 0.37%, 10/14/2009	4,500,000	4,499,399
Irish Life & Permanent PLC:
144A, 1.0%, 12/22/2009	1,100,000	1,097,494
144A, 1.05%, 12/21/2009	1,100,000	1,097,401
NRW.Bank:
0.4%, 3/3/2010	2,000,000	1,996,600
0.41%, 10/6/2009	2,500,000	2,499,858
0.46%, 11/13/2009	3,325,000	3,323,173
0.48%, 2/5/2010	750,000	748,730
0.5%, 1/11/2010	1,500,000	1,497,875
0.6%, 11/12/2009	750,000	749,475
0.67%, 10/15/2009	1,000,000	999,739
Rabobank USA Financial Corp., 0.27%, 1/19/2010	2,750,000	2,747,731
Romulus Funding Corp., 144A, 0.55%, 10/2/2009	2,000,000	1,999,969
Scaldis Capital LLC:
0.27%, 10/13/2009	3,000,000	2,999,730
0.27%, 10/14/2009	3,800,000	3,799,629
0.27%, 10/19/2009	3,000,000	2,999,595
Societe Generale North America, Inc., 0.75%, 10/30/2009	1,500,000	1,499,094
Straight-A Funding LLC:
144A, 0.19%, 10/20/2009	3,023,000	3,022,697
144A, 0.22%, 11/17/2009	5,000,000	4,998,564
144A, 0.22%, 11/18/2009	2,500,000	2,499,267
144A, 0.28%, 11/5/2009	4,000,000	3,998,911
144A, 0.35%, 10/8/2009	1,700,000	1,699,884
Swedbank AB:
144A, 0.81%, 3/30/2010	1,300,000	1,294,735
144A, 0.82%, 2/19/2010	1,300,000	1,295,825
144A, 0.86%, 6/3/2010	1,000,000	994,147
144A, 0.89%, 5/28/2010	1,300,000	1,292,319
144A, 0.99%, 5/12/2010	1,700,000	1,689,575
144A, 1.07%, 6/10/2010	1,650,000	1,637,642
144A, 1.09%, 6/14/2010	1,000,000	992,249
Tasman Funding, Inc., 144A, 0.28%, 10/9/2009	3,000,000	2,999,813
Total Capital Canada Ltd., 144A, 0.27%, 10/16/2009	2,000,000	1,999,775

Total Commercial Paper (Cost $130,506,918)		130,506,918
Short Term Notes * 12.8%
Canadian Imperial Bank of Commerce, 0.23%, 3/4/2010	5,000,000	5,000,000
Commonwealth Bank of Australia, 144A, 0.385%, 6/24/2010	3,000,000	3,000,000
Inter-American Development Bank, 0.401%, 2/19/2010	3,900,000	3,900,000
International Bank for Reconstruction & Development, 0.441%, 2/1/2010	3,000,000	3,000,000

Kreditanstalt fuer Wiederaufbau, 0.553%, 1/21/2010	2,500,000	2,500,000
National Australia Bank Ltd., 0.625%, 7/12/2010	1,500,000	1,500,000
Natixis, 0.33%, 12/10/2009	3,500,000	3,500,000
Procter & Gamble International Funding SCA, 0.478%, 5/7/2010	1,300,000	1,300,000
Queensland Treasury Corp., 0.38%, 6/18/2010	2,500,000	2,500,000
Rabobank Nederland NV:
144A, 0.258%, 4/7/2011	4,000,000	4,000,000
144A, 0.684%, 10/9/2009	2,000,000	2,000,000
144A, 0.831%, 5/19/2010	1,800,000	1,805,376
Royal Bank of Scotland PLC, 0.456%, 5/21/2010	2,000,000	2,000,000
Westpac Banking Corp., 0.627%, 7/6/2010	2,500,000	2,500,000

Total Short Term Notes (Cost $38,505,376)		38,505,376
Government & Agency Obligations 11.7%
Foreign Government Obligations 2.9%
Government of Canada:
0.85%, 11/19/2009	1,500,000	1,498,265
0.9%, 11/30/2009	3,750,000	3,744,375
Republic of Ireland:
0.3%, 10/23/2009	1,250,000	1,249,771
0.45%, 10/22/2009	2,000,000	1,999,475

		8,491,886
US Government Sponsored Agencies 6.5%
Federal Home Loan Bank:
0.505% **, 1/12/2010	4,000,000	3,994,163
0.788% **, 12/4/2009	2,000,000	1,997,156
0.79% *, 3/11/2010	2,500,000	2,499,856
Federal Home Loan Mortgage Corp.:
0.246% **, 12/8/2009	2,000,000	1,999,056
0.337% **, 2/2/2010	2,000,000	1,997,658
0.368% **, 3/31/2010	2,000,000	1,996,279
0.428% **, 5/17/2010	1,500,000	1,495,915
Federal National Mortgage Association:
0.245% **, 11/17/2009	2,000,000	1,999,347
0.548% **, 8/5/2010	1,600,000	1,592,471

		19,571,901
US Treasury Obligations 2.3%
US Treasury Bills:
0.48% **, 1/14/2010	2,500,000	2,496,500
0.49% **, 7/29/2010	500,000	497,951
0.53% **, 6/3/2010	1,650,000	1,644,049
0.6% **, 6/3/2010	1,600,000	1,593,467
US Treasury Note, 2.75%, 7/31/2010	650,000	662,023

		6,893,990

Total Government & Agency Obligations (Cost $34,957,777)		34,957,777
Repurchase Agreements 17.3%
Banc of America Securities LLC, 0.05%, dated 9/30/2009, to be repurchased at $5,289,074 on 10/1/2009 (a)	5,289,067	5,289,067
JPMorgan Securities, Inc., 0.05%, dated 9/30/2009, to be repurchased at $46,621,485 on 10/1/2009 (b)	46,621,420	46,621,420

Total Repurchase Agreements (Cost $51,910,487)		51,910,487

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $300,888,175) †	100.3	300,888,175
Other Assets and Liabilities, Net	(0.3)	(989,491)

Net Assets	100.0	299,898,684

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2009.

**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $300,888,175.
(a)	Collateralized by $5,296,207 Federal National Mortgage Association, 4.5%, maturing on 10/1/2039 with a value of $5,394,849.
(b)	Collateralized by $63,321,196 Federal National Mortgage Association - Principal Only, maturing on 9/25/2039 with a value of $51,284,938.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments(c)	$—	$300,888,175	$—	$300,888,175
Total	$—	$300,888,175	$—	$300,888,175
(c)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Small Cap Growth VIP

	Shares	Value ($)

Common Stocks 98.2%
Consumer Discretionary 14.5%
Auto Components 0.5%
Gentex Corp.	29,600	418,840
Diversified Consumer Services 1.2%
Capella Education Co.* (a)	13,900	936,026
Hotels Restaurants & Leisure 2.5%
Buffalo Wild Wings, Inc.* (a)	24,200	1,006,962
Burger King Holdings, Inc.	20,800	365,872
Red Robin Gourmet Burgers, Inc.*	26,200	535,004

		1,907,838
Media 0.5%
Cinemark Holdings, Inc.	34,500	357,420
Specialty Retail 8.0%
Advance Auto Parts, Inc.	24,500	962,360
Children's Place Retail Stores, Inc.*	35,300	1,057,588
DSW, Inc. "A"* (a)	55,900	892,723
Guess?, Inc.	38,200	1,414,928
hhgregg, Inc.* (a)	36,800	623,392
Urban Outfitters, Inc.*	36,400	1,098,188

		6,049,179
Textiles, Apparel & Luxury Goods 1.8%
True Religion Apparel, Inc.* (a)	53,300	1,382,069
Consumer Staples 4.7%
Food & Staples Retailing 0.8%
Casey's General Stores, Inc.	20,700	649,566
Food Products 2.7%
American Italian Pasta Co. "A"*	11,800	320,724
Darling International, Inc.*	72,900	535,815
Green Mountain Coffee Roasters, Inc.* (a)	16,050	1,185,132

		2,041,671
Personal Products 1.2%
Chattem, Inc.*	13,300	883,253
Energy 7.9%
Energy Equipment & Services 1.3%
Dril-Quip, Inc.*	19,500	967,980
Oil, Gas & Consumable Fuels 6.6%
BPZ Resources, Inc.*	154,900	1,164,848
Carrizo Oil & Gas, Inc.* (a)	39,000	955,110
Concho Resources, Inc.*	20,900	759,088
EXCO Resources, Inc.*	70,200	1,312,038
Goodrich Petroleum Corp.* (a)	31,800	820,758

		5,011,842

Financials 6.8%
Capital Markets 3.8%
Duff & Phelps Corp. "A"	40,500	775,980
Riskmetrics Group, Inc.*	44,300	647,666
Stifel Financial Corp.*	13,000	713,700
Waddell & Reed Financial, Inc. "A"	26,400	751,080

		2,888,426
Commercial Banks 0.7%
PrivateBancorp., Inc. (a)	21,900	535,674
Consumer Finance 0.9%
Dollar Financial Corp.* (a)	46,100	738,522
Diversified Financial Services 1.4%
Portfolio Recovery Associates, Inc.* (a)	23,120	1,048,030
Health Care 21.2%
Biotechnology 4.4%
Alexion Pharmaceuticals, Inc.*	26,900	1,198,126
BioMarin Pharmaceutical, Inc.*	27,800	502,624
Human Genome Sciences, Inc.*	22,500	423,450
Myriad Genetics, Inc.*	26,500	726,100
Talecris Biotherapeutics Holdings Corp.*	2,900	55,100
United Therapeutics Corp.*	8,200	401,718

		3,307,118
Health Care Equipment & Supplies 5.4%
Hologic, Inc.*	48,700	795,758
Masimo Corp.*	30,800	806,960
NuVasive, Inc.* (a)	16,800	701,568
Thoratec Corp.*	47,900	1,449,933
Wright Medical Group, Inc.*	21,000	375,060

		4,129,279
Health Care Providers & Services 5.0%
AMERIGROUP Corp.*	28,900	640,713
Genoptix, Inc.* (a)	31,700	1,102,526
Gentiva Health Services, Inc.*	23,900	597,739
MEDNAX, Inc.*	13,800	757,896
Psychiatric Solutions, Inc.*	26,000	695,760

		3,794,634
Health Care Technology 0.8%
Cerner Corp.*	8,200	613,360
Life Sciences Tools & Services 2.6%
Covance, Inc.*	9,700	525,255
ICON PLC (ADR)*	34,900	854,701
Illumina, Inc.*	14,200	603,500

		1,983,456
Pharmaceuticals 3.0%
Flamel Technologies SA (ADR)* (a)	34,500	301,875
MiddleBrook Pharmaceuticals, Inc.* (a)	205,900	236,785
Mylan, Inc.* (a)	55,200	883,752
Par Pharmaceutical Companies, Inc.*	40,100	862,551

		2,284,963
Industrials 15.1%
Aerospace & Defense 1.3%
BE Aerospace, Inc.*	47,200	950,608

Construction & Engineering 0.6%
MYR Group, Inc.*	21,300	449,217
Electrical Equipment 6.1%
A-Power Energy Generation Systems Ltd.* (a)	59,400	639,738
A123 Systems, Inc.*	10,000	213,200
AZZ, Inc.*	22,200	891,774
Baldor Electric Co. (a)	26,500	724,510
General Cable Corp.*	22,500	880,875
Polypore International, Inc.*	64,000	826,240
Yingli Green Energy Holding Co., Ltd. (ADR)* (a)	36,300	452,298

		4,628,635
Machinery 2.9%
Badger Meter, Inc. (a)	21,900	847,311
RBC Bearings, Inc.*	30,600	713,898
Terex Corp.*	32,800	679,944

		2,241,153
Professional Services 1.8%
FTI Consulting, Inc.* (a)	20,200	860,722
TrueBlue, Inc.*	38,800	545,916

		1,406,638
Road & Rail 1.6%
Genesee & Wyoming, Inc. "A"*	20,300	615,496
Knight Transportation, Inc. (a)	37,000	620,860

		1,236,356
Trading Companies & Distributors 0.8%
United Rentals, Inc.*	57,300	590,190
Information Technology 25.3%
Communications Equipment 0.8%
Polycom, Inc.*	22,800	609,900
Computers & Peripherals 0.9%
Lexmark International, Inc. "A"*	31,400	676,356
Electronic Equipment, Instruments & Components 1.9%
Itron, Inc.*	23,200	1,488,048
Internet Software & Services 3.9%
Digital River, Inc.* (a)	18,800	758,016
LogMeIn, Inc.*	38,900	712,259
MercadoLibre, Inc.*	19,000	730,740
Omniture, Inc.*	34,700	743,968

		2,944,983
IT Services 3.8%
CyberSource Corp.*	77,800	1,296,926
Forrester Research, Inc.*	35,800	953,712
iGATE Corp.	8,600	73,788
ManTech International Corp. "A"*	11,800	556,488

		2,880,914
Semiconductors & Semiconductor Equipment 5.5%
Atheros Communications*	37,200	986,916
Cavium Networks, Inc.*	41,750	896,372
Microsemi Corp.*	46,700	737,393
Netlogic Microsystems, Inc.* (a)	34,700	1,561,500

		4,182,181

Software 8.5%
ArcSight, Inc.*	41,600	1,001,312
Blackboard, Inc.* (a)	22,900	865,162
Concur Technologies, Inc.* (a)	21,900	870,744
Epicor Software Corp.*	65,800	419,146
FalconStor Software, Inc.*	162,200	806,134
Rosetta Stone, Inc.* (a)	17,100	392,616
Taleo Corp. "A"*	54,700	1,238,408
VanceInfo Technologies, Inc. (ADR)*	43,700	849,528

		6,443,050
Materials 2.3%
Containers & Packaging 0.4%
Silgan Holdings, Inc.	6,300	332,199
Metals & Mining 1.9%
Commercial Metals Co.	49,200	880,680
Thompson Creek Metals Co., Inc.*	28,900	348,823
Vista Gold Corp.*	80,400	191,352

		1,420,855
Telecommunication Services 0.4%
Wireless Telecommunication Services
Syniverse Holdings, Inc.*	17,600	308,000

Total Common Stocks (Cost $61,697,411)		74,718,429
Securities Lending Collateral 25.7%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $19,503,665)	19,503,665	19,503,665
Cash Equivalents 2.7%
Cash Management QP Trust, 0.18% (b) (Cost $2,070,730)	2,070,730	2,070,730
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $83,271,806) †	126.6	96,292,824
Other Assets and Liabilities, Net	(26.6)	(20,236,207)

Net Assets	100.0	76,056,617

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $83,305,972. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $12,986,852. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,513,430 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,526,578.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $19,000,299 which is 25.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(d)	$74,718,429	$—	$—	$74,718,429
Short-Term Investments(d)	19,503,665	2,070,730	—	21,574,395
Total	$94,222,094	$2,070,730	$—	$96,292,824
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Strategic Income VIP

		Principal Amount ($) (a)	Value ($)

Corporate Bonds 67.4%
Consumer Discretionary 7.4%
Affinia Group, Inc., 144A, 10.75%, 8/15/2016		10,000	10,750
AMC Entertainment, Inc., 8.0%, 3/1/2014		105,000	101,325
American Achievement Corp., 144A, 8.25%, 4/1/2012		30,000	29,850
Ameristar Casinos, Inc., 144A, 9.25%, 6/1/2014		115,000	119,312
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		65,000	57,525
8.0%, 3/15/2014		30,000	27,900
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		120,000	115,200
Brunswick Corp., 144A, 11.25%, 11/1/2016		45,000	49,050
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		50,000	5,000
Carrols Corp., 9.0%, 1/15/2013		30,000	30,000
CSC Holdings, Inc.:
6.75%, 4/15/2012		50,000	51,500
Series B, 7.625%, 4/1/2011		55,000	57,062
DirecTV Holdings LLC:
144A, 5.875%, 10/1/2019		80,000	79,500
7.625%, 5/15/2016		145,000	155,150
DISH DBS Corp.:
6.375%, 10/1/2011		345,000	351,900
6.625%, 10/1/2014		65,000	63,212
7.125%, 2/1/2016		155,000	153,837
Dollarama Group Holdings LP, 7.468% ***, 8/15/2012 (b)		52,000	53,040
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		65,000	1,788
Ford Motor Co., 7.45%, 7/16/2031		85,000	68,850
GameStop Corp., 8.0%, 10/1/2012		60,000	61,950
Goodyear Tire & Rubber Co.:
7.857%, 8/15/2011		125,000	127,500
10.5%, 5/15/2016		25,000	27,125
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		55,000	52,250
Group 1 Automotive, Inc., 8.25%, 8/15/2013		30,000	29,700
Harrah's Operating Co., Inc., 144A, 11.25%, 6/1/2017		60,000	60,600
Harrahs Operating Escrow LLC, 144A, 11.25%, 6/1/2017		180,000	184,950
Hertz Corp., 8.875%, 1/1/2014		285,000	287,850
Idearc, Inc., 8.0%, 11/15/2016 **		125,000	5,625
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		39,000	34,710
Lamar Media Corp., Series C, 6.625%, 8/15/2015 (c)		40,000	36,600
Levi Strauss & Co., 8.625%, 4/1/2013	EUR	100,000	146,335
Macy's Retail Holdings, Inc., 8.875%, 7/15/2015 (c)		10,000	10,432
Mediacom Broadband LLC, 8.5%, 10/15/2015 (c)		75,000	75,750
MGM MIRAGE:
144A, 10.375%, 5/15/2014		45,000	48,038
144A, 11.125%, 11/15/2017		50,000	54,625
Neiman Marcus Group, Inc.:
9.0%, 10/15/2015 (PIK) (c)		25,000	21,375
10.375%, 10/15/2015		80,000	68,400
News America, Inc., 144A, 5.65%, 8/15/2020		160,000	162,197

Norcraft Holdings LP, 9.75%, 9/1/2012		155,000	147,250
Peermont Global Proprietary Ltd., 144A, 7.75%, 4/30/2014	EUR	75,000	93,288
Penn National Gaming, Inc., 144A, 8.75%, 8/15/2019		25,000	25,063
Penske Automotive Group, Inc., 7.75%, 12/15/2016		145,000	133,762
Pinnacle Entertainment, Inc.:
7.5%, 6/15/2015		40,000	35,400
144A, 8.625%, 8/1/2017		310,000	311,550
Reader's Digest Association, Inc., 9.0%, 2/15/2017 **		50,000	750
Sabre Holdings Corp.:
7.35%, 8/1/2011 (c)		25,000	24,938
8.35%, 3/15/2016		50,000	41,750
Seminole Hard Rock Entertainment, Inc., 144A, 2.799% ***, 3/15/2014		65,000	52,325
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		50,000	36,000
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		185,000	46,250
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		120,000	114,600
Standard Pacific Escrow LLC, 144A, 10.75%, 9/15/2016		50,000	49,250
Time Warner Cable, Inc., 8.25%, 4/1/2019		260,000	314,261
Travelport LLC:
4.986% ***, 9/1/2014		45,000	37,800
9.875%, 9/1/2014		45,000	43,538
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		15,000	1,800
United Components, Inc., 9.375%, 6/15/2013		10,000	8,025
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	150,000	229,380
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	150,000	215,112
144A, 8.0%, 11/1/2016	EUR	100,000	139,018
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		20,016	1,601
Viacom, Inc., 5.625%, 9/15/2019		290,000	294,759
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		45,000	47,475
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		275,000	344

			5,523,052
Consumer Staples 2.1%
Alliance One International, Inc., 144A, 10.0%, 7/15/2016 (c)		120,000	123,900
Altria Group, Inc.:
9.7%, 11/10/2018		25,000	31,051
10.2%, 2/6/2039		200,000	277,617
Central European Distribution Corp., 3.0%, 3/15/2013		30,000	24,975
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		35,000	35,131
General Nutrition Centers, Inc., 5.178% ***, 3/15/2014 (PIK)		40,000	35,400
Great Atlantic & Pacific Tea Co., Inc., 144A, 11.375%, 8/1/2015		60,000	60,750
Ingles Markets, Inc., 8.875%, 5/15/2017		30,000	30,750
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		223,000	122,650
Reynolds American, Inc., 6.75%, 6/15/2017		200,000	207,912
Rite Aid Corp., 7.5%, 3/1/2017		95,000	83,600
Smithfield Foods, Inc., 144A, 10.0%, 7/15/2014		85,000	89,250
SUPERVALU, Inc., 8.0%, 5/1/2016		90,000	93,150
Tyson Foods, Inc., 6.6%, 4/1/2016		120,000	122,400
Viskase Companies, Inc., 11.5%, 6/15/2011		225,000	199,125

			1,537,661
Energy 8.4%
Anadarko Petroleum Corp., 8.7%, 3/15/2019		360,000	430,438
Arch Coal, Inc., 144A, 8.75%, 8/1/2016		50,000	51,500
Atlas Energy Operating Co., LLC:
144A, 10.75%, 2/1/2018		115,000	119,312
12.125%, 8/1/2017		55,000	59,263

Belden & Blake Corp., 8.75%, 7/15/2012	310,000	288,300
Bill Barrett Corp., 9.875%, 7/15/2016	40,000	42,100
Bristow Group, Inc., 7.5%, 9/15/2017	70,000	66,500
Cenovus Energy, Inc., 144A, 5.7%, 10/15/2019	120,000	123,047
Chaparral Energy, Inc., 8.5%, 12/1/2015	120,000	96,600
Chesapeake Energy Corp.:
6.25%, 1/15/2018	75,000	67,125
6.875%, 1/15/2016	240,000	227,400
7.25%, 12/15/2018	110,000	103,950
7.5%, 6/15/2014	25,000	24,719
9.5%, 2/15/2015	185,000	194,712
Colorado Interstate Gas Co., 6.8%, 11/15/2015	30,000	33,361
Concho Resources, Inc., 8.625%, 10/1/2017	25,000	25,625
Continental Resources, Inc., 144A, 8.25%, 10/1/2019	20,000	20,550
El Paso Corp.:
7.25%, 6/1/2018	55,000	54,097
9.625%, 5/15/2012	255,000	264,793
Enterprise Products Operating LLC:
5.25%, 1/31/2020 (d)	165,000	164,883
Series L, 6.3%, 9/15/2017	550,000	592,396
EXCO Resources, Inc., 7.25%, 1/15/2011	95,000	94,169
Frontier Oil Corp.:
6.625%, 10/1/2011	40,000	40,000
8.5%, 9/15/2016 (c)	80,000	81,900
GulfSouth Pipeline Co., LP, 144A, 5.75%, 8/15/2012	15,000	15,775
Husky Energy, Inc., 7.25%, 12/15/2019	210,000	240,857
KCS Energy, Inc., 7.125%, 4/1/2012	240,000	237,600
Linn Energy LLC, 144A, 11.75%, 5/15/2017	75,000	80,812
Mariner Energy, Inc.:
7.5%, 4/15/2013	60,000	57,900
8.0%, 5/15/2017 (c)	95,000	86,925
Newfield Exploration Co., 7.125%, 5/15/2018	90,000	89,775
Nexen, Inc., 6.2%, 7/30/2019	90,000	93,346
OPTI Canada, Inc.:
7.875%, 12/15/2014	215,000	164,475
8.25%, 12/15/2014	140,000	108,500
Pemex Project Funding Master Trust, 5.75%, 3/1/2018	460,000	454,825
Petrohawk Energy Corp.:
7.875%, 6/1/2015	30,000	29,550
9.125%, 7/15/2013	65,000	66,787
Plains Exploration & Production Co.:
7.0%, 3/15/2017	60,000	57,150
7.625%, 6/1/2018	110,000	107,800
8.625%, 10/15/2019	55,000	55,688
Quicksilver Resources, Inc.:
7.125%, 4/1/2016	170,000	147,475
11.75%, 1/1/2016	15,000	16,538
Regency Energy Partners LP:
8.375%, 12/15/2013	80,000	80,800
144A, 9.375%, 6/1/2016	115,000	119,600
Southwestern Energy Co., 7.5%, 2/1/2018	85,000	85,850
Stone Energy Corp.:
6.75%, 12/15/2014	105,000	79,800
8.25%, 12/15/2011	160,000	150,400
Whiting Petroleum Corp.:
7.25%, 5/1/2012	125,000	125,000
7.25%, 5/1/2013	20,000	19,950

Williams Companies, Inc., 8.125%, 3/15/2012 (c)		180,000	195,655

			6,235,573
Financials 22.3%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		125,000	105,000
American Express Co., 8.125%, 5/20/2019		180,000	212,884
American International Group, Inc., 24.9% ***, 6/27/2022		360,000	214,200
Anglo American Capital PLC, 144A, 9.375%, 4/8/2019		330,000	400,950
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		75,400	27,506
Bank of America Corp.:
6.5%, 8/1/2016		280,000	294,322
7.625%, 6/1/2019		180,000	202,822
Barclays Bank PLC, Series 1, 5.0%, 9/22/2016		100,000	101,277
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		30,000	5,325
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		120,000	123,000
Capital One Bank USA NA, 8.8%, 7/15/2019		360,000	416,145
Case New Holland, Inc., 144A, 7.75%, 9/1/2013		45,000	44,775
Citigroup Funding, Inc., 5.0%, 4/7/2013		295,000	261,075
Citigroup, Inc.:
6.5%, 8/19/2013		25,000	26,244
8.5%, 5/22/2019		167,000	188,515
Conproca SA de CV, REG S, 12.0%, 6/16/2010		143,100	150,613
Depfa ACS Bank, 144A, 9.5% ***, 10/6/2023		1,000,000	830,000
E*TRADE Financial Corp., 7.375%, 9/15/2013		120,000	108,600
EDP Finance BV, 144A, 4.9%, 10/1/2019		100,000	100,714
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		405,000	393,340
7.375%, 2/1/2011		45,000	44,765
7.5%, 8/1/2012		500,000	480,083
9.875%, 8/10/2011		145,000	147,059
General Electric Capital Corp., 6.0%, 8/7/2019		265,000	268,827
GMAC, Inc.:
144A, 6.875%, 9/15/2011		297,000	280,665
144A, 7.0%, 2/1/2012 (c)		185,000	172,050
144A, 7.25%, 3/2/2011		455,000	437,937
144A, 7.75%, 1/19/2010		280,000	279,650
Hawker Beechcraft Acquisition Co., LLC, 8.5%, 4/1/2015		25,000	17,750
Hellas Telecommunications Finance, 144A, 8.996% ***, 7/15/2015 (PIK)	EUR	100,000	14,633
Hexion US Finance Corp., 9.75%, 11/15/2014		35,000	30,100
Holcim US Finance Sarl & Cie SCS, 144A, 6.0%, 12/30/2019		140,000	141,704
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014		200,000	200,385
Inmarsat Finance II PLC, 10.375%, 11/15/2012		135,000	139,725
Intergas Finance BV, REG S, 6.875%, 11/4/2011		275,000	272,250
iPayment, Inc., 9.75%, 5/15/2014		45,000	30,150
Kreditanstalt fuer Wiederaufbau, 2.05%, 2/16/2026	JPY	300,000,000	3,333,036
Macquarie Group Ltd., 144A, 7.3%, 8/1/2014		167,000	178,326
MetLife, Inc.:
6.75%, 6/1/2016		135,000	150,661
7.717%, 2/15/2019		180,000	211,910
Morgan Stanley, Series F, 5.625%, 9/23/2019		330,000	324,489
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		90,000	113
Nielsen Finance LLC, 11.5%, 5/1/2016		20,000	21,000
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		200,000	191,000
Pacific Life Global Funding, 144A, 0.75% ***, 2/6/2016		386,000	346,736
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015 (c)		35,000	35,525

PNC Bank NA, 6.875%, 4/1/2018		180,000	192,453
Principal Financial Group, Inc., 8.875%, 5/15/2019		180,000	215,669
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		13,000	13,683
Rio Tinto Finance (USA) Ltd., 9.0%, 5/1/2019		240,000	294,618
Sprint Capital Corp.:
7.625%, 1/30/2011 (c)		50,000	51,188
8.375%, 3/15/2012		20,000	20,650
Telecom Italia Capital SA, 5.25%, 10/1/2015		180,000	186,349
Telefonica Emisiones SAU, 5.877%, 7/15/2019		170,000	184,708
The Goldman Sachs Group, Inc., 7.5%, 2/15/2019		180,000	205,851
Toll Brothers Finance Corp., 6.75%, 11/1/2019		170,000	169,479
Toyota Motor Credit Corp., 5.25%, 2/3/2012	EUR	1,000,000	1,556,822
Toys R Us Property Co. I, LLC, 144A, 10.75%, 7/15/2017		50,000	53,750
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		150,000	94
UCI Holdco, Inc., 9.25% ***, 12/15/2013 (PIK)		74,506	30,175
Universal City Development Partners Ltd., 11.75%, 4/1/2010		235,000	236,762
Virgin Media Finance PLC:
8.75%, 4/15/2014		400,000	408,000
Series 1, 9.5%, 8/15/2016		300,000	315,750
Wind Acquisition Finance SA:
144A, 9.75%, 12/1/2015	EUR	180,000	284,475
144A, 11.75%, 7/15/2017		100,000	112,750

			16,491,062
Health Care 3.5%
CareFusion Corp., 144A, 6.375%, 8/1/2019		237,000	257,040
Community Health Systems, Inc., 8.875%, 7/15/2015		480,000	492,000
HCA, Inc.:
144A, 7.875%, 2/15/2020		365,000	366,369
144A, 8.5%, 4/15/2019		45,000	47,025
9.125%, 11/15/2014		155,000	160,038
9.25%, 11/15/2016		290,000	299,787
9.625%, 11/15/2016 (PIK)		152,000	158,080
HEALTHSOUTH Corp., 10.75%, 6/15/2016		50,000	54,250
IASIS Healthcare LLC, 8.75%, 6/15/2014		95,000	95,000
McKesson Corp., 7.5%, 2/15/2019		95,000	113,438
The Cooper Companies, Inc., 7.125%, 2/15/2015		95,000	92,150
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015		75,000	78,000
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014		150,000	153,000
Watson Pharmaceuticals, Inc., 6.125%, 8/15/2019		250,000	262,924

			2,629,101
Industrials 4.6%
Acco Brands Corp., 144A, 10.625%, 3/15/2015		20,000	20,900
Actuant Corp., 6.875%, 6/15/2017		40,000	37,200
ARAMARK Corp., 8.5%, 2/1/2015 (c)		20,000	20,175
BE Aerospace, Inc., 8.5%, 7/1/2018 (c)		105,000	107,625
Belden, Inc.:
7.0%, 3/15/2017		45,000	42,806
144A, 9.25%, 6/15/2019		40,000	41,600
Bombardier, Inc., 144A, 6.75%, 5/1/2012		100,000	100,500
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035		15,000	17,202
Cenveo Corp., 144A, 10.5%, 8/15/2016		55,000	51,700
Clean Harbors, Inc., 144A, 7.625%, 8/15/2016		35,000	35,831
Congoleum Corp., 8.625%, 8/1/2008 **		125,000	37,500
Corrections Corp. of America, 7.75%, 6/1/2017		30,000	30,975

Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	50,000	49,063
Hutchison Whampoa International 09/19 Ltd., 144A, 5.75%, 9/11/2019	225,000	226,359
Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/2014	230,000	271,775
Iron Mountain, Inc., 8.375%, 8/15/2021	80,000	82,400
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	55,000	46,200
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	115,000	111,550
7.625%, 12/1/2013	155,000	150,350
9.375%, 5/1/2012	150,000	152,250
Kansas City Southern Railway Co., 8.0%, 6/1/2015	100,000	102,000
Meccanica Holdings USA, 144A, 6.25%, 7/15/2019	180,000	194,197
Mobile Mini, Inc., 9.75%, 8/1/2014	65,000	66,138
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	75,000	70,875
Owens Corning, Inc., 9.0%, 6/15/2019	410,000	440,344
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017 **	165,000	9,488
RailAmerica, Inc., 144A, 9.25%, 7/1/2017	45,000	47,138
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	45,000	43,650
Textron, Inc., 7.25%, 10/1/2019	167,000	169,227
Titan International, Inc., 8.0%, 1/15/2012	195,000	188,662
TransDigm, Inc., 7.75%, 7/15/2014	30,000	29,775
United Rentals North America, Inc.:
6.5%, 2/15/2012	125,000	125,312
7.0%, 2/15/2014	175,000	152,250
US Concrete, Inc., 8.375%, 4/1/2014	45,000	29,250
USG Corp., 144A, 9.75%, 8/1/2014	45,000	47,025
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011	60,000	59,400

		3,408,692
Information Technology 1.6%
Advanced Micro Devices, Inc., 5.75%, 8/15/2012	125,000	104,844
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	70,000	53,287
Jabil Circuit, Inc., 7.75%, 7/15/2016	30,000	30,450
L-3 Communications Corp.:
5.875%, 1/15/2015	160,000	159,200
Series B, 6.375%, 10/15/2015	80,000	80,800
7.625%, 6/15/2012	345,000	349,744
MasTec, Inc., 7.625%, 2/1/2017	65,000	61,100
Seagate Technology International, 144A, 10.0%, 5/1/2014	25,000	27,312
SunGard Data Systems, Inc., 10.25%, 8/15/2015	225,000	229,500
Unisys Corp., 144A, 12.75%, 10/15/2014	80,000	84,800
Vangent, Inc., 9.625%, 2/15/2015	35,000	32,594

		1,213,631
Materials 7.2%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	25,000	20,281
ARCO Chemical Co., 9.8%, 2/1/2020 **	405,000	273,375
Ashland, Inc., 144A, 9.125%, 6/1/2017	55,000	58,850
Ball Corp.:
7.125%, 9/1/2016	30,000	30,600
7.375%, 9/1/2019 (c)	25,000	25,375
Cascades, Inc., 7.25%, 2/15/2013	25,000	24,500
Clondalkin Acquisition BV, 144A, 2.299% ***, 12/15/2013	75,000	61,125
CPG International I, Inc., 10.5%, 7/1/2013	130,000	109,850
Crown Americas LLC, 144A, 7.625%, 5/15/2017	30,000	30,300
Dow Chemical Co., 9.4%, 5/15/2039	360,000	443,370
Exopack Holding Corp., 11.25%, 2/1/2014	160,000	158,000
Freeport-McMoRan Copper & Gold, Inc.:

8.25%, 4/1/2015		145,000	154,244
8.375%, 4/1/2017		280,000	297,850
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		119,413	89,560
10.0%, 3/31/2015		119,040	89,280
Georgia-Pacific LLC:
144A, 7.0%, 1/15/2015		45,000	44,325
144A, 7.125%, 1/15/2017		35,000	34,213
144A, 8.25%, 5/1/2016		65,000	67,438
9.5%, 12/1/2011		300,000	319,500
Graphic Packaging International, Inc., 144A, 9.5%, 6/15/2017		130,000	138,125
Greif, Inc., 144A, 7.75%, 8/1/2019		195,000	200,850
Hexcel Corp., 6.75%, 2/1/2015		255,000	242,887
Huntsman International LLC, 144A, 6.875%, 11/15/2013	EUR	100,000	130,238
Innophos, Inc., 8.875%, 8/15/2014		35,000	35,350
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		130,000	130,325
MeadWestvaco Corp., 7.375%, 9/1/2019		350,000	366,642
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		35,000	24,281
NewMarket Corp., 7.125%, 12/15/2016		110,000	105,050
Newmont Mining Corp., 5.125%, 10/1/2019		100,000	99,956
NewPage Corp.:
10.0%, 5/1/2012		75,000	49,500
144A, 11.375%, 12/31/2014		95,000	93,338
Novelis, Inc., 144A, 11.5%, 2/15/2015		35,000	35,350
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		110,000	111,650
Plastipak Holdings, Inc., 144A, 10.625%, 8/15/2019		15,000	15,900
Pliant Corp., 11.85%, 6/15/2009 **		10	9
Radnor Holdings Corp., 11.0%, 3/15/2010 **		25,000	31
Silgan Holdings, Inc., 144A, 7.25%, 8/15/2016		50,000	50,500
Solo Cup Co., 144A, 10.5%, 11/1/2013		55,000	58,300
Teck Resources Ltd.:
9.75%, 5/15/2014		45,000	49,500
10.25%, 5/15/2016		45,000	50,850
10.75%, 5/15/2019		170,000	197,625
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		170,000	177,225
The Mosaic Co., 144A, 7.375%, 12/1/2014		85,000	90,222
Vale Overseas Ltd., 5.625%, 9/15/2019		160,000	162,749
Weyerhaeuser Co., 7.375%, 10/1/2019		290,000	289,288
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		86,794	73,775

			5,311,552
Telecommunication Services 5.5%
BCM Ireland Preferred Equity Ltd., 144A, 7.873% ***, 2/15/2017 (PIK)	EUR	72,165	49,650
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		60,000	62,100
Centennial Communications Corp.:
10.0%, 1/1/2013		40,000	41,650
10.125%, 6/15/2013		90,000	92,700
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		225,000	228,375
8.375%, 1/15/2014 (c)		90,000	90,450
Cricket Communications, Inc.:
9.375%, 11/1/2014		330,000	334,950
10.0%, 7/15/2015		100,000	102,750
Crown Castle International Corp., 9.0%, 1/15/2015		195,000	204,262
Frontier Communications Corp.:
6.25%, 1/15/2013		45,000	44,100
8.125%, 10/1/2018 (d)		50,000	50,312

Global Crossing Ltd., 144A, 12.0%, 9/15/2015		35,000	36,750
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		29,280	16,690
Hellas Telecommunications Luxembourg V, 144A, 4.496% ***, 10/15/2012	EUR	200,000	254,623
Hughes Network Systems LLC, 9.5%, 4/15/2014		150,000	150,750
Intelsat Corp.:
9.25%, 8/15/2014		30,000	30,750
9.25%, 6/15/2016		380,000	391,400
Intelsat Subsidiary Holding Co., Ltd., 8.875%, 1/15/2015		195,000	198,412
iPCS, Inc., 2.608% ***, 5/1/2013		35,000	29,575
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		465,000	475,463
Millicom International Cellular SA, 10.0%, 12/1/2013		265,000	274,937
Qwest Communications International, Inc., 144A, 8.0%, 10/1/2015		60,000	59,925
Qwest Corp.:
7.875%, 9/1/2011		135,000	139,219
8.875%, 3/15/2012		30,000	31,575
SBA Telecommunications, Inc.:
144A, 8.0%, 8/15/2016		35,000	35,788
144A, 8.25%, 8/15/2019		25,000	25,750
Sprint Nextel Corp., 8.375%, 8/15/2017		320,000	318,400
Stratos Global Corp., 9.875%, 2/15/2013		30,000	31,200
Telesat Canada, 11.0%, 11/1/2015		180,000	191,700
Windstream Corp.:
7.0%, 3/15/2019		60,000	56,100
8.625%, 8/1/2016		10,000	10,225

			4,060,531
Utilities 4.8%
AES Corp.:
8.0%, 10/15/2017		10,000	10,063
8.0%, 6/1/2020		175,000	173,688
144A, 8.75%, 5/15/2013		610,000	621,437
CMS Energy Corp., 8.5%, 4/15/2011		225,000	236,508
Electricite de France, 144A, 6.5%, 1/26/2019		194,000	222,288
Energy Future Holdings Corp.:
10.875%, 11/1/2017		200,000	151,000
11.25%, 11/1/2017 (PIK)		95,000	62,700
Kinder Morgan, Inc., 6.5%, 9/1/2012		205,000	210,637
Mirant Americas Generation LLC, 8.3%, 5/1/2011		230,000	234,025
Mirant North America LLC, 7.375%, 12/31/2013		60,000	59,700
NRG Energy, Inc.:
7.25%, 2/1/2014		125,000	122,813
7.375%, 2/1/2016		660,000	638,550
7.375%, 1/15/2017		90,000	87,075
NV Energy, Inc.:
6.75%, 8/15/2017		80,000	78,424
8.625%, 3/15/2014		25,000	25,719
Sempra Energy, 6.5%, 6/1/2016		180,000	198,980
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		190,000	136,800
Toledo Edison Co., 7.25%, 5/1/2020		230,000	270,860

			3,541,267

Total Corporate Bonds (Cost $49,089,835)			49,952,122
Mortgage-Backed Securities Pass-Throughs 1.4%
Government National Mortgage Association,

6.0%, 5/1/2036 (d) (Cost $1,041,836)		1,000,000	1,055,469
Asset-Backed 0.6%
Miscellaneous
Duane Street CLO, "A", Series 2005-1A, 144A, 0.714% ***, 11/8/2017 (Cost $409,850)		490,839	409,850
Commercial Mortgage-Backed Securities 2.3%
Credit Suisse Mortgage Capital Certificates Trust, "A2", Series 2007-C1, 5.268%, 2/15/2040		814,000	809,795
JPMorgan Chase Commercial Mortgage Securities Corp., "F", Series 2004-LN2, 144A, 5.457% ***, 7/15/2041		500,000	148,203
Wachovia Bank Commercial Mortgage Trust, "A2", Series 2007-C32, 5.735% ***, 6/15/2049		780,000	764,761

Total Commercial Mortgage-Backed Securities (Cost $1,953,667)			1,722,759
Collateralized Mortgage Obligations 2.6%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 5.451% ***, 2/25/2034		265,211	235,238
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 4.764% ***, 12/25/2035		333,791	295,852
Citicorp Mortgage Securities, Inc., "1A7", Series 2006-4, 6.0%, 8/25/2036		208,734	198,446
Merrill Lynch Mortgage Investors Trust:
"2A", Series 2003-A6, 4.34% ***, 10/25/2033		169,963	159,008
"2A1A", Series 2005-A9, 5.149% ***, 12/25/2035		340,879	332,735
Provident Funding Mortgage Loan Trust, "2A1", Series 2005-1, 4.371% ***, 5/25/2035		183,876	176,003
Residential Funding Mortgage Securities I, "3A1", Series 2005-SA2, 5.135% ***, 6/25/2035		208,694	198,599
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2005-AR12, 4.822% ***, 10/25/2035		228,885	205,880
Wells Fargo Mortgage-Backed Securities Trust, "3A1", Series 2004-EE, 4.222% ***, 12/25/2034		135,389	131,318

Total Collateralized Mortgage Obligations (Cost $1,805,588)			1,933,079
Government & Agency Obligations 19.9%
Other Government Related 1.6%
Citibank NA, FDIC Guaranteed, 0.498% ***, 5/7/2012		650,000	650,772
JPMorgan Chase & Co.:
FDIC Guaranteed, 0.529% ***, 6/15/2012		268,000	269,733
Series 3, FDIC Guaranteed, 0.533% ***, 12/26/2012		232,000	233,932

			1,154,437
Sovereign Bonds 15.6%
Federative Republic of Brazil:
5.625%, 1/7/2041 (d)		220,000	214,496
8.875%, 10/14/2019		715,000	927,712
12.5%, 1/5/2016	BRL	250,000	150,801
Government of Canada, 4.5%, 6/1/2015	CAD	350,000	358,297
Kingdom of Spain, 3.15%, 1/31/2016	EUR	1,300,000	1,907,947
Province of Quebec, Series PO, 1.6%, 5/9/2013	JPY	85,000,000	921,918
Republic of Argentina, 5.83%, 12/31/2033	ARS	440	97
Republic of Bulgaria, 144A, 8.25%, 1/15/2015		170,000	196,350
Republic of Colombia, 8.25%, 12/22/2014		170,000	203,150
Republic of El Salvador, 144A, 7.65%, 6/15/2035 (c)		156,000	156,000
Republic of Greece:
3.6%, 7/20/2016	EUR	500,000	725,689
4.5%, 9/20/2037	EUR	500,000	664,097
Republic of Indonesia, 144A, 6.875%, 3/9/2017		440,000	474,100
Republic of Panama, 9.375%, 1/16/2023		500,000	650,000

Republic of Peru, 7.35%, 7/21/2025		285,000	332,738
Republic of Poland, 6.375%, 7/15/2019		345,000	387,580
Republic of South Africa, 6.875%, 5/27/2019		220,000	245,300
Republic of Turkey:
7.0%, 9/26/2016		305,000	328,272
7.25%, 3/15/2015		80,000	87,200
Republic of Uruguay:
7.625%, 3/21/2036		60,000	63,300
9.25%, 5/17/2017		105,000	126,525
Republic of Venezuela, 9.25%, 9/15/2027		150,000	120,750
Russian Federation, REG S, 7.5%, 3/31/2030		813,001	882,594
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		100,000	104,500
United Kingdom Treasury Bond, 4.75%, 9/7/2015	GBP	750,000	1,327,081

			11,556,494
US Government Sponsored Agencies 0.9%
Federal Home Loan Bank, 7.45% ***, 10/16/2023 (e)		600,000	598,020
Tennessee Valley Authority, 5.25%, 9/15/2039		42,000	44,315

			642,335
US Treasury Obligations 1.8%
US Treasury Bills, 0.19% ****, 3/18/2010 (f)		918,000	917,349
US Treasury Bonds:
4.25%, 5/15/2039		159,000	164,490
4.5%, 8/15/2039		247,000	266,297

			1,348,136

Total Government & Agency Obligations (Cost $13,665,778)			14,701,402
Loan Participations and Assignments 3.4%
Senior Loans 2.9%
Buffets, Inc.:
Letter of Credit Term Loan B, LIBOR plus 7.25%, 7.848% ***, 5/1/2013		10,691	7,404
Incremental Term Loan, LIBOR (3% floor) plus 15.0%, 18.0% ***, 4/30/2012		25,765	26,297
Second Lien Term Loan, LIBOR plus 1.0%, plus 16.25% (PIK), 19.121% ***, 5/1/2013		52,316	36,229
Charter Communications Operating LLC:
Term Loan, Prime plus 3.0%, 6.25% ***, 3/6/2014		322,868	305,210
Term Loan, Prime plus 6.0%, 9.25% ***, 3/6/2014		113,563	115,125
Claire's Stores, Inc., Term Loan B, LIBOR plus 2.75%, 3.033% ***, 5/29/2014		50,000	37,835
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 6.5%, 8.0%, *** 6/20/2013		37,378	35,836
Ford Motor Co., Term Loan, LIBOR plus 3.0%, 3.51% ***, 12/16/2013		84,483	75,296
Freescale Semiconductor, Inc., Incremental Term Loan, 12.5%, 12/15/2014		119,699	120,697
Golden Nugget, Inc., Second Lien Term Loan, LIBOR plus 3.25%, 3.5% ***, 12/31/2014		55,000	22,825
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit, LIBOR plus 2.1%, 2.283% ***, 3/26/2014		7,699	5,928
Term Loan, LIBOR plus 2.0%, 2.246% ***, 3/26/2014		265,449	204,396
Hexion Specialty Chemicals, Inc.:
Term Loan C2, LIBOR plus 2.25%, 2.563% ***, 5/6/2013		59,757	50,021
Term Loan C1, LIBOR plus 2.25%, 2.875% ***, 5/6/2013		237,438	198,756
IASIS Healthcare LLC, Term Loan, LIBOR plus 5.25%, 5.738% ***, 6/13/2014 (PIK)		101,969	88,331
Kabel Deutschland GmbH, Term Loan, LIBOR plus 5.25%, 8.453% ***, 11/19/2014	EUR	60,000	81,150
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 2.741% ***, 9/30/2014		48,590	42,916
Sbarro, Inc., Term Loan, LIBOR plus 4.5%, 4.788% ***, 1/31/2014		40,000	34,800
Texas Competitive Electric Holdings Co., LLC:
Term Loan B2, LIBOR plus 3.5%, 3.754% ***, 10/10/2014		190,545	152,220
Term Loan B3, LIBOR plus 3.5%, 3.754% ***, 10/10/2014		456,863	364,971

Tribune Co., Term Loan B, Prime plus 2.0%, 5.25% ***, 6/4/2014 **	88,875	44,438
VML US Finance LLC:
Term Delay Draw B, LIBOR plus 5.5%, 5.79% ***, 5/25/2012	21,968	21,048
Term Loan B, LIBOR plus 5.5%, 5.79% ***, 5/27/2013	38,032	36,440

		2,108,169
Sovereign Loans 0.5%
Export-Import Bank of Ukraine, 6.8%, 10/4/2012	105,000	88,725
Gazprom:
144A, 6.51%, 3/7/2022	130,000	119,119
144A, 8.125%, 7/31/2014	180,000	192,600

		400,444

Total Loan Participations and Assignments (Cost $2,720,518)		2,508,613
Preferred Securities 0.6%
Financials 0.5%
Capital One Capital V, 10.25%, 8/15/2039	330,000	364,657
Xerox Capital Trust I, 8.0%, 2/1/2027 (c)	35,000	34,212

		398,869
Materials 0.1%
Hercules, Inc., 6.5%, 6/30/2029	95,000	52,844

Total Preferred Securities (Cost $417,737)		451,713
	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.* (c)	2,318	9,998
Vertis Holdings, Inc.*	940	0

		9,998
Industrials 0.0%
World Color Press, Inc.* (c)	296	3,047
Materials 0.0%
GEO Specialty Chemicals, Inc.*	2,058	1,749

Total Common Stocks (Cost $64,822)		14,794
Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 12.0%*	10,000	0
Series AI, 144A, 12.0%*	20,000	0

Total Convertible Preferred Stocks (Cost $4,191)		0
Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	15,600	388
Industrials 0.0%
World Color Press, Inc., Expiration Date 7/20/2014*	336	689
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	85	0

Total Warrants (Cost $17,432)	1,077
Contract Amount	Value ($)

Call Options Purchased 0.1%
Call Options
Option on an interest rate swap expiring on March 14, 2012 for the obligation to receive a fixed rate of 1.72% versus the one-year EUR LIBOR, Expiration Date 3/10/2011 (Cost $54,651)	EUR	36,700,000	72,882
Shares	Value ($)

Securities Lending Collateral 1.6%
Daily Assets Fund Institutional, 0.29% (g) (h) (Cost $1,185,919)	1,185,919	1,185,919
Cash Equivalents 2.4%
Cash Management QP Trust, 0.18% (g) (Cost $1,769,292)	1,769,292	1,769,292
% of Net Assets	Value ($)

Total Investment Portfolio (Cost $74,201,116) †	102.3	75,778,971
Other Assets and Liabilities, Net	(2.3)	(1,682,570)

Net Assets	100.0	74,096,401

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
ARCO Chemical Co.	9.8%	2/1/2020	405,000	USD	423,400	273,375
Buffalo Thunder Development Authority	9.375%	12/15/2014	30,000	USD	30,000	5,325
CanWest MediaWorks LP	9.25%	8/1/2015	50,000	USD	50,000	5,000
Congoleum Corp.	8.625%	8/1/2008	125,000	USD	105,994	37,500
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	65,000	USD	65,225	1,788
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	29,280	USD	27,863	16,690
Idearc, Inc.	8.0%	11/15/2016	125,000	USD	99,731	5,625
New ASAT (Finance) Ltd.	9.25%	2/1/2011	90,000	USD	75,700	113
Pliant Corp.	11.85%	6/15/2009	10	USD	10	9
R.H. Donnelley Corp.	8.875%	10/15/2017	165,000	USD	157,483	9,488
Radnor Holdings Corp.	11.0%	3/15/2010	25,000	USD	15,888	31
Reader's Digest Association, Inc.	9.0%	2/15/2017	50,000	USD	48,392	750
Tribune Co.	5.25%	6/4/2014	88,875	USD	88,819	44,438
Tropicana Entertainment LLC	9.625%	12/15/2014	150,000	USD	122,979	94
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	15,000	USD	10,838	1,800
Young Broadcasting, Inc.	8.75%	1/15/2014	275,000	USD	224,631	344
1,546,953	402,370

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2009.

****	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $74,229,625. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $1,549,346. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,492,267 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,942,921.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 12/31/2009.
(c)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $1,143,813 which is 1.5% of net assets.
(d)	When-issued or delayed delivery security included.
(e)	At September 30, 2009 this security has been pledged, in whole or in part, as collateral for open swaps contracts.
(f)	At September 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
LIBOR: London InterBank Offered Rate
PIK: Denotes that all or a portion of the income is paid in kind.
Prime: Interest rate charged by banks to their most credit worthy customers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At September 30, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year US Treasury Note	12/21/2009	26	3,041,143	3,076,531	35,388
CAC 40 Index	10/16/2009	2	110,138	111,127	989
DAX Index	12/18/2009	3	619,940	622,783	2,843
DJ Euro Stoxx 50 Index	12/18/2009	22	906,098	919,773	13,675
Federal Republic of Germany Euro-Bund	12/8/2009	28	4,969,532	4,993,883	24,351
Federal Republic of Germany Euro-Schatz	12/8/2009	90	14,210,920	14,244,824	33,904
FTSE 100 Index	12/18/2009	7	562,451	569,533	7,082
FTSE MIB Index	12/18/2009	2	336,217	342,746	6,529
TOPIX Index	12/11/2009	6	628,174	608,255	(19,919)
Total net unrealized appreciation					104,842

At September 30, 2009, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	12/15/2009	21	1,933,227	1,933,283	(56)
10 Year Canadian Government Bond	12/18/2009	5	560,573	566,758	(6,185)
10 Year Japanese Government Bond	12/10/2009	5	7,725,322	7,761,377	(36,055)
2 Year US Treasury Note	12/31/2009	12	2,589,349	2,603,625	(14,276)
ASX SPI 200 Index	12/17/2009	1	101,362	104,695	(3,333)
Hang Seng Index	10/29/2009	2	276,563	269,611	6,952
IBEX 35 Index	10/16/2009	3	508,458	514,843	(6,385)
NASDAQ E-Mini 100 Index	12/18/2009	21	708,911	721,350	(12,439)
Russell E-Mini 2000 Index	12/18/2009	10	595,326	603,000	(7,674)
S&P E-Mini 500 Index	12/18/2009	7	365,208	368,515	(3,307)
United Kingdom Long Gilt Bond	12/29/2009	7	1,329,313	1,326,337	2,976
Total net unrealized depreciation					(79,782)

At September 30, 2009, open credit default swap contracts purchased were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/22/2009 9/20/2014	500,000[1]	0.98%	WestVaco Corp., 7.95%, 2/15/2031, BBB	(5,635)	(468)	(5,167)
6/22/2009 12/20/2014	500,000[2]	1.6%	Motorola Corp., 6.5%, 9/1/2025, BB+	8,221	14,162	(5,941)
Total net unrealized depreciation						(11,108)

At September 30, 2009, open credit default swap contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($) (j)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/22/2009 12/20/2014	500,000[2]	1.6%	Xerox Corp., 6.875%, 8/15/2011, BBB	(17,157)	(14,161)	(2,996)
(i)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
(j)

The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

At September 30, 2009, open interest rate swaps were as follows:
Effective/ Expiration Dates		Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund		Unrealized Appreciation/ (Depreciation) ($)

10/1/2010 10/1/2020		1,500,000[3]	Fixed — 3.9%	Floating — LIBOR		0

4/20/2009 4/20/2024	500,000[3]	Fixed — 7.5%	Floating — LIBOR	(242)
5/15/2009 5/15/2024	500,000[3]	Fixed — 7.5%	Floating — LIBOR	(260)
Total net unrealized depreciation on interest rate swaps	(502)

At September 30, 2009, open total return swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Depreciation($)

6/1/2009 6/1/2012	3,000,000[2]	0.425%	Global Interest Rate Strategy Index	(17,240)	2,200	(19,440)
Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Citigroup, Inc.
3	Morgan Stanley

As of September 30, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	498,219	NZD	715,000	10/14/2009	17,649	Bank of New York Mellon Corp.
USD	2,654,842	CHF	2,769,000	10/14/2009	17,465	UBS AG
USD	2,925,743	AUD	3,395,000	10/14/2009	65,931	Credit Suisse
GBP	296,000	USD	489,856	10/14/2009	16,834	Barclays Bank PLC
EUR	55,800	USD	82,433	10/30/2009	779	Citigroup, Inc.
EUR	1,052,200	USD	1,554,400	10/30/2009	14,686	Citigroup, Inc.
GBP	925,000	USD	1,529,390	12/16/2009	49,538	Morgan Stanley
EUR	1,100,000	USD	1,626,790	12/16/2009	17,774	Morgan Stanley
Total unrealized appreciation					200,656

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
SEK	2,079,000	USD	295,773	10/14/2009	(2,478)	Barclays Bank PLC
CAD	201,000	USD	186,462	10/14/2009	(1,280)	Barclays Bank PLC
NOK	1,758,000	USD	297,200	10/14/2009	(7,028)	Barclays Bank PLC
JPY	29,304,000	USD	317,529	10/14/2009	(8,954)	HSBC Bank USA
EUR	1,270,000	USD	1,849,107	10/14/2009	(9,334)	HSBC Bank USA
CAD	1,000,000	USD	916,557	10/15/2009	(16,168)	Morgan Stanley
JPY	375,000,000	USD	4,118,024	10/16/2009	(72,067)	Morgan Stanley
EUR	653,125	USD	951,035	12/16/2009	(4,318)	Morgan Stanley
EUR	996,875	USD	1,451,679	12/16/2009	(6,492)	Morgan Stanley
Total unrealized depreciation					(128,119)

Currency Abbreviations
ARS	Argentina Peso			GBP	British Pound
AUD	Australian Dollar			JPY	Japanese Yen
BRL	Brazilian Real			NOK	Norwegian Krone
CAD	Canadian Dollar			NZD	New Zealand Dollar
CHF	Swiss Franc			SEK	Swedish Krona
EUR	Euro			USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(k)
Corporate Bonds	$—	$ 48,403,001	$1,549,121	$49,952,122
Mortgage-Backed Securities Pass-Throughs	—	1,055,469	—	1,055,469
Asset-Backed	—	—	409,850	409,850
Commercial Mortgage-Backed Securities	—	1,722,759	—	1,722,759
Collateralized Mortgage Obligations	—	1,933,079	—	1,933,079
Government & Agency Obligations	—	13,186,033	598,020	13,784,053
Loan Participations and Assignments	—	2,485,788	22,825	2,508,613
Preferred Securities	—	451,713	—	451,713
Common Stocks(k)	3,047	9,998	1,749	14,794
Convertible Preferred Stocks(k)	—	0	—	0
Warrants(k)	—	—	1,077	1,077
Short-Term Investments(k)	1,185,919	2,686,641	—	3,872,560
Derivatives(l)	25,060	273,538	—	298,598
Total	$1,214,026	$72,208,019	$2,582,642	$76,004,687

Liabilities
Derivatives(l)	$—	$ (162,165)	$—	$(162,165)
Total	$—	$(162,165)	$—	$ (162,165)
(k)	See Investment Portfolio for additional detailed categorizations.
(l)

Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts and value of options purchased.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Asset-Backed	Government & Agency Obligations	Loan Participations and Assignments	Other Investments	Common Stocks	Warrants	Total
Balance as of December 31, 2008	$ 932,370	$ —	$ 815,353	$ 86,087	$ 40,800	$ 1,749	$ 1,224	$ 1,877,583
Total realized gain (loss)	—	756	(17,094)	(18,839)	—	—	—	(35,177)
Change in unrealized appreciation (depreciation)	(116,108)	—	89,012	58,195	26,614	—	(17,579)	40,134
Amortization premium/discount	3,396	—	(7,021)	865	115	—	—	(2,645)
Net purchases (sales)	606,734	409,094	(127,215)	(67,647)	(67,529)	—	17,432	770,869
Net transfers in (out) of Level 3	122,729	—	(155,015)	(35,836)	—	—	—	(68,122)
Balance as of September 30, 2009	$ 1,549,121	$ 409,850	$ 598,020	$ 22,825	$ —	$ 1,749	$ 1,077	$ 2,582,642
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2009	$ (146,912)	$ —	$ 4,020	$ 16,792	$ —	$ —	$ (147)	$ (126,247)

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September30, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$ —	$ (14,104)	$ —	$ —
Equity Contracts	$ (14,987)	$ —	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ 72,537	$ —
Interest Rate Contracts	$ 40,047	$ (19,942)	$ —	$ 18,231

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Strategic Value VIP

	Shares	Value ($)

Common Stocks 96.3%
Consumer Discretionary 7.7%
Auto Components 1.0%
Johnson Controls, Inc. (a)	113,614	2,903,974
Hotels Restaurants & Leisure 1.6%
Burger King Holdings, Inc.	76,571	1,346,884
Carnival Corp. (Units)	99,616	3,315,221

		4,662,105
Media 2.1%
Time Warner, Inc.	106,908	3,076,812
Walt Disney Co.	111,389	3,058,742

		6,135,554
Specialty Retail 3.0%
Best Buy Co., Inc.	68,078	2,554,286
GameStop Corp. "A"*	117,421	3,108,134
Lowe's Companies, Inc.	137,004	2,868,864

		8,531,284
Consumer Staples 10.3%
Beverages 1.7%
PepsiCo, Inc.	84,358	4,948,440
Food & Staples Retailing 2.7%
CVS Caremark Corp.	111,042	3,968,641
Kroger Co.	185,661	3,832,043

		7,800,684
Food Products 0.9%
Kraft Foods, Inc. "A"	101,072	2,655,162
Tobacco 5.0%
Altria Group, Inc.	432,352	7,700,189
Philip Morris International, Inc.	135,577	6,608,023

		14,308,212
Energy 15.8%
Energy Equipment & Services 2.2%
Halliburton Co.	55,340	1,500,821
Transocean Ltd.*	55,500	4,746,915

		6,247,736
Oil, Gas & Consumable Fuels 13.6%
Anadarko Petroleum Corp. (a)	93,949	5,893,421
Apache Corp.	67,950	6,239,849
Chevron Corp.	123,379	8,689,583
ConocoPhillips	160,562	7,250,980
Devon Energy Corp.	42,109	2,835,199
EnCana Corp.	73,922	4,258,646
Marathon Oil Corp.	89,398	2,851,796
XTO Energy, Inc.	30,000	1,239,600

		39,259,074

Financials 15.0%
Capital Markets 1.6%
Bank of New York Mellon Corp.	98,650	2,859,863
The Goldman Sachs Group, Inc.	9,279	1,710,584

		4,570,447
Commercial Banks 1.6%
KeyCorp	288,273	1,873,774
SunTrust Banks, Inc. (a)	119,296	2,690,125

		4,563,899
Consumer Finance 0.6%
Capital One Financial Corp. (a)	47,346	1,691,673
Diversified Financial Services 7.4%
Bank of America Corp.	666,059	11,269,718
JPMorgan Chase & Co.	185,225	8,116,560
The NASDAQ OMX Group, Inc.*	100,000	2,105,000

		21,491,278
Insurance 3.7%
Allstate Corp.	160,274	4,907,590
Fidelity National Financial, Inc. "A"	106,668	1,608,553
The Travelers Companies, Inc.	80,144	3,945,489

		10,461,632
Thrifts & Mortgage Finance 0.1%
Washington Mutual, Inc.*	1,394,944	341,761
Health Care 13.1%
Health Care Equipment & Supplies 1.2%
Baxter International, Inc.	59,124	3,370,659
Health Care Providers & Services 2.8%
Aetna, Inc.	154,195	4,291,247
UnitedHealth Group, Inc.	149,014	3,731,310

		8,022,557
Pharmaceuticals 9.1%
Abbott Laboratories	55,000	2,720,850
Merck & Co., Inc. (a)	215,914	6,829,360
Mylan, Inc.* (a)	265,695	4,253,777
Novartis AG (ADR)	98,857	4,980,416
Pfizer, Inc. (a)	456,775	7,559,626

		26,344,029
Industrials 11.6%
Aerospace & Defense 6.5%
Honeywell International, Inc.	185,155	6,878,508
ITT Corp.	83,319	4,345,086
United Technologies Corp.	122,203	7,445,829

		18,669,423
Air Freight & Logistics 1.0%
FedEx Corp.	39,134	2,943,659
Construction & Engineering 0.5%
URS Corp.*	30,000	1,309,500
Industrial Conglomerates 2.5%
General Electric Co. (a)	179,775	2,951,577
Tyco International Ltd.	121,485	4,188,803

		7,140,380

Machinery 1.1%
Dover Corp.	85,754	3,323,825
Information Technology 12.1%
Communications Equipment 1.2%
Cisco Systems, Inc.*	149,198	3,512,121
Computers & Peripherals 6.0%
Dell, Inc.*	307,489	4,692,282
Hewlett-Packard Co.	123,077	5,810,465
International Business Machines Corp.	43,112	5,156,626
Lexmark International, Inc. "A"*	70,925	1,527,725

		17,187,098
IT Services 1.6%
Accenture PLC "A"	123,514	4,603,367
Software 3.3%
Microsoft Corp.	246,288	6,376,396
Symantec Corp.*	197,145	3,246,978

		9,623,374
Materials 2.6%
Metals & Mining
BHP Billiton Ltd. (ADR) (a)	110,905	7,320,839
Telecommunication Services 5.6%
Diversified Telecommunication Services 4.1%
AT&T, Inc.	228,477	6,171,164
Verizon Communications, Inc.	190,772	5,774,668

		11,945,832
Wireless Telecommunication Services 1.5%
Vodafone Group PLC (ADR) (a)	186,425	4,194,563
Utilities 2.5%
Electric Utilities
American Electric Power Co., Inc.	71,705	2,222,138
Exelon Corp.	53,706	2,664,892
Southern Co.	71,292	2,257,817

		7,144,847

Total Common Stocks (Cost $249,951,877)		277,228,988
Securities Lending Collateral 15.1%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $43,682,400)	43,682,400	43,682,400
Cash Equivalents 3.4%
Cash Management QP Trust, 0.18% (b) (Cost $9,701,254)	9,701,254	9,701,254
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $303,335,531) †	114.8	330,612,642
Other Assets and Liabilities, Net (a)	(14.8)	(42,607,239)

Net Assets	100.0	288,005,403

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.

†

The cost for federal income tax purposes was $304,958,441. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $25,654,201. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $46,911,990 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $21,257,789.

(a)

All or a portion of these securities were on loan amounting to $41,090,167. In addition, included in other assets and liabilities, net is a pending sale, amounting to $950,636 that is also on loan. The value of all securities loaned at September 30, 2009 amounted to $42,040,803 which is 14.6% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(d)	$277,228,988	$—	$—	$277,228,988
Short-Term Investments(d)	43,682,400	9,701,254	—	53,383,654
Total	$320,911,388	$9,701,254	$—	$330,612,642
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Technology VIP

	Shares	Value ($)

Common Stocks 99.3%
Consumer Discretionary 0.9%
Internet & Catalog Retail
Amazon.com, Inc.*	3,800	354,768
Priceline.com, Inc.*	2,000	331,640

		686,408
Information Technology 98.4%
Communications Equipment 18.2%
Brocade Communications Systems, Inc.*	71,300	560,418
Cisco Systems, Inc.*	167,800	3,950,012
Comverse Technology, Inc.*	51,134	447,422
F5 Networks, Inc.*	9,600	380,448
Harris Stratex Networks, Inc. "A"*	2,533	17,731
Juniper Networks, Inc.*	33,800	913,276
Motorola, Inc.	146,700	1,260,153
Polycom, Inc.*	25,500	682,125
QUALCOMM, Inc.	87,016	3,913,980
Research In Motion Ltd.*	19,600	1,323,980
Sonus Networks, Inc.*	123,400	261,608

		13,711,153
Computers & Peripherals 23.8%
Apple, Inc.*	33,600	6,228,432
EMC Corp.*	65,300	1,112,712
Hewlett-Packard Co.	102,100	4,820,141
International Business Machines Corp.	39,300	4,700,673
Lexmark International, Inc. "A"* (a)	29,400	633,276
SanDisk Corp.*	19,400	420,980

		17,916,214
Electronic Equipment, Instruments & Components 1.2%
Corning, Inc.	60,100	920,131
Internet Software & Services 12.6%
Akamai Technologies, Inc.* (a)	7,100	139,728
Digital River, Inc.*	13,700	552,384
eBay, Inc.*	45,600	1,076,616
Equinix, Inc.* (a)	5,900	542,800
Google, Inc. "A"*	11,300	5,603,105
LogMeIn, Inc.*	26,013	476,298
Yahoo!, Inc.*	61,500	1,095,315

		9,486,246
IT Services 6.5%
Accenture PLC "A"	10,500	391,335
Amdocs Ltd.*	16,400	440,832
Cognizant Technology Solutions Corp. "A"*	28,200	1,090,212
CyberSource Corp.*	17,600	293,392
Fiserv, Inc.*	11,600	559,120
Global Payments, Inc.	24,300	1,134,810

MasterCard, Inc. "A" (a)	2,000	404,300
Visa, Inc. "A"	9,000	621,990

		4,935,991
Semiconductors & Semiconductor Equipment 18.4%
Applied Materials, Inc.	25,700	344,380
ASML Holding NV (NY Registered Shares) (a)	15,100	446,507
Atheros Communications* (a)	15,800	419,174
Avago Technologies Ltd.*	18,229	311,169
Broadcom Corp. "A"*	31,800	975,942
Cymer, Inc.*	9,700	376,942
FormFactor, Inc.* (a)	11,000	263,120
Intel Corp.	199,489	3,904,000
KLA-Tencor Corp. (a)	13,600	487,696
Lam Research Corp.*	9,300	317,688
Marvell Technology Group Ltd.*	16,600	268,754
MediaTek, Inc.	24,535	409,268
Microchip Technology, Inc. (a)	8,700	230,550
Micron Technology, Inc.* (a)	75,000	615,000
Microsemi Corp.*	15,200	240,008
MKS Instruments, Inc.*	10,800	208,332
Monolithic Power Systems, Inc.*	14,100	330,645
National Semiconductor Corp.	14,900	212,623
Netlogic Microsystems, Inc.*	15,000	675,000
NVIDIA Corp.*	26,700	401,301
ON Semiconductor Corp.*	14,800	122,100
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	59,402	651,046
Texas Instruments, Inc.	56,000	1,326,640
Xilinx, Inc.	13,900	325,538

		13,863,423
Software 17.7%
Activision Blizzard, Inc.*	45,600	564,984
Adobe Systems, Inc.*	18,500	611,240
ANSYS, Inc.*	5,400	202,338
ArcSight, Inc.*	19,500	469,365
Ariba, Inc.*	59,600	691,360
Autodesk, Inc.*	16,000	380,800
BMC Software, Inc.*	15,700	589,221
Check Point Software Technologies Ltd.*	11,800	334,530
Citrix Systems, Inc.*	5,000	196,150
Informatica Corp.*	22,300	503,534
McAfee, Inc.*	15,400	674,366
Microsoft Corp.	155,820	4,034,180
Nintendo Co., Ltd.	1,200	306,837
Oracle Corp.	91,400	1,904,776
Rovi Corp.*	10,410	349,776
Salesforce.com, Inc.* (a)	1,600	91,088
Sybase, Inc.* (a)	9,500	369,550
Symantec Corp.*	19,800	326,106
VanceInfo Technologies, Inc. (ADR)*	38,000	738,720

		13,338,921

Total Common Stocks (Cost $53,460,017)		74,858,487
Securities Lending Collateral 5.3%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $4,012,476)	4,012,476	4,012,476

Cash Equivalents 1.0%
Cash Management QP Trust, 0.18% (b) (Cost $758,482)	758,482	758,482
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $58,230,975) †	105.6	79,629,445
Other Assets and Liabilities, Net	(5.6)	(4,239,077)

Net Assets	100.0	75,390,368

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $64,487,890. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $15,141,555. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $22,773,678 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,632,123.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $3,894,359 which is 5.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments
Internet & Catalog Retail	$686,408	$—	$—	$686,408
Communications Equipment	13,711,153	—	—	13,711,153
Computers & Peripherals	17,916,214	—	—	17,916,214
Electronic Equipment, Instruments & Components	920,131	—	—	920,131
Internet Software & Services	9,486,246	—	—	9,486,246
IT Services	4,935,991	—	—	4,935,991
Semiconductors & Semiconductor Equipment	13,454,155	409,268	—	13,863,423
Software	13,032,084	306,837	—	13,338,921
Short-Term Investments(d)	4,012,476	758,482	—	4,770,958
Total	$78,154,858	$1,474,587	$—	$79,629,445
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Turner Mid Cap Growth VIP

	Shares	Value ($)

Common Stocks 100.5%
Consumer Discretionary 17.5%
Auto Components 1.1%
Goodyear Tire & Rubber Co.*	31,680	539,510
Hotels Restaurants & Leisure 5.6%
Darden Restaurants, Inc.	8,250	281,572
Penn National Gaming, Inc.*	10,210	282,409
Starwood Hotels & Resorts Worldwide, Inc. (a)	23,190	765,966
WMS Industries, Inc.* (a)	15,475	689,566
Wynn Resorts Ltd.* (a)	10,970	777,663

		2,797,176
Household Durables 2.3%
Black & Decker Corp. (a)	7,420	343,472
D.R. Horton, Inc.	35,670	406,995
Pulte Homes, Inc.	39,150	430,258

		1,180,725
Media 0.7%
Cablevision Systems Corp. (New York Group) "A"	13,850	328,938
Multiline Retail 1.2%
Nordstrom, Inc. (a)	20,230	617,824
Specialty Retail 4.5%
Bed Bath & Beyond, Inc.*	17,990	675,345
Guess?, Inc.	21,350	790,804
Urban Outfitters, Inc.*	27,400	826,658

		2,292,807
Textiles, Apparel & Luxury Goods 2.1%
Coach, Inc.	23,230	764,732
The Warnaco Group, Inc.*	7,170	314,476

		1,079,208
Consumer Staples 7.3%
Beverages 0.9%
Hansen Natural Corp.*	11,890	436,838
Food & Staples Retailing 1.6%
Whole Foods Market, Inc.* (a)	27,300	832,377
Food Products 0.8%
Green Mountain Coffee Roasters, Inc.* (a)	5,520	407,597
Household Products 1.3%
Energizer Holdings, Inc.*	9,880	655,439
Personal Products 2.7%
Alberto-Culver Co.	12,790	354,027
Avon Products, Inc.	29,910	1,015,744

		1,369,771

Energy 6.9%
Energy Equipment & Services 2.8%
Cameron International Corp.*	23,260	879,693
Nabors Industries Ltd.*	26,320	550,088

		1,429,781
Oil, Gas & Consumable Fuels 4.1%
CONSOL Energy, Inc.	14,970	675,297
Petrohawk Energy Corp.*	25,270	611,787
Range Resources Corp. (a)	15,474	763,796

		2,050,880
Financials 10.8%
Capital Markets 3.5%
Affiliated Managers Group, Inc.* (a)	5,650	367,307
T. Rowe Price Group, Inc. (a)	17,860	816,202
TD Ameritrade Holding Corp.*	30,360	595,663

		1,779,172
Commercial Banks 0.8%
Fifth Third Bancorp.	40,330	408,543
Consumer Finance 0.9%
Discover Financial Services	26,670	432,854
Diversified Financial Services 2.0%
IntercontinentalExchange, Inc.*	5,340	518,994
MSCI, Inc. "A"*	16,990	503,244

		1,022,238
Insurance 1.7%
Genworth Financial, Inc. "A"	48,040	574,078
Hartford Financial Services Group, Inc.	10,090	267,385

		841,463
Real Estate Investment Trusts 1.2%
Digital Realty Trust, Inc. (REIT) (a)	13,290	607,486
Real Estate Management & Development 0.7%
CB Richard Ellis Group, Inc. "A"* (a)	31,430	368,988
Health Care 14.4%
Biotechnology 3.6%
Alexion Pharmaceuticals, Inc.*	18,320	815,973
United Therapeutics Corp.* (a)	14,000	685,860
Vertex Pharmaceuticals, Inc.* (a)	7,830	296,757

		1,798,590
Health Care Equipment & Supplies 2.3%
Beckman Coulter, Inc.	7,460	514,292
Intuitive Surgical, Inc.*	2,440	639,890

		1,154,182
Health Care Providers & Services 4.9%
AmerisourceBergen Corp.	18,280	409,106
CIGNA Corp.	10,200	286,518
Community Health Systems, Inc.* (a)	10,150	324,089
DaVita, Inc.*	7,990	452,554
Health Management Associates, Inc. "A"*	28,290	211,892
Laboratory Corp. of America Holdings* (a)	5,670	372,519
Omnicare, Inc.	18,280	411,666

		2,468,344
Life Sciences Tools & Services 2.8%
Illumina, Inc.* (a)	17,400	739,500

Life Technologies Corp.*	9,040	420,812
Waters Corp.*	4,630	258,632

		1,418,944
Pharmaceuticals 0.8%
Watson Pharmaceuticals, Inc.*	10,790	395,346
Industrials 10.8%
Aerospace & Defense 1.4%
Precision Castparts Corp.	7,100	723,277
Air Freight & Logistics 1.5%
C.H. Robinson Worldwide, Inc. (a)	13,110	757,102
Airlines 1.1%
Continental Airlines, Inc. "B"* (a)	31,770	522,299
Construction & Engineering 0.3%
URS Corp.*	3,600	157,140
Industrial Conglomerates 0.9%
McDermott International, Inc.*	18,500	467,495
Machinery 3.8%
Cummins, Inc.	16,150	723,682
Joy Global, Inc.	8,430	412,564
Navistar International Corp.*	6,890	257,824
Parker Hannifin Corp.	9,480	491,443

		1,885,513
Professional Services 1.0%
Robert Half International, Inc. (a)	20,690	517,664
Trading Companies & Distributors 0.8%
Fastenal Co. (a)	10,830	419,121
Information Technology 25.6%
Communications Equipment 5.3%
Alcatel-Lucent (ADR)*	119,840	538,081
Brocade Communications Systems, Inc.*	60,660	476,788
Ciena Corp.* (a)	21,810	355,067
F5 Networks, Inc.*	24,040	952,705
Juniper Networks, Inc.*	13,450	363,419

		2,686,060
Computers & Peripherals 1.7%
NetApp, Inc.*	31,060	828,681
Internet Software & Services 2.2%
MercadoLibre, Inc.* (a)	7,660	294,604
VeriSign, Inc.* (a)	21,920	519,285
VistaPrint NV*	5,890	298,917

		1,112,806
IT Services 2.6%
Fiserv, Inc.*	13,000	626,600
Global Payments, Inc.	14,680	685,556

		1,312,156
Semiconductors & Semiconductor Equipment 11.0%
ASML Holding NV (NY Registered)	19,750	584,008
Atheros Communications* (a)	23,170	614,700
Broadcom Corp. "A"*	24,380	748,222
Lam Research Corp.*	18,540	633,326
Marvell Technology Group Ltd.*	45,500	736,645

Micron Technology, Inc.* (a)	105,160	862,312
Netlogic Microsystems, Inc.*	7,650	344,250
PMC-Sierra, Inc.*	41,970	401,233
Varian Semiconductor Equipment Associates, Inc.*	19,590	643,336

		5,568,032
Software 2.8%
McAfee, Inc.*	19,140	838,141
Salesforce.com, Inc.* (a)	9,640	548,805

		1,386,946
Materials 5.5%
Chemicals 2.8%
Airgas, Inc.	7,520	363,742
CF Industries Holdings, Inc.	6,460	557,046
Ecolab, Inc.	11,290	521,937

		1,442,725
Metals & Mining 2.7%
Alcoa, Inc.	35,030	459,594
Thompson Creek Metals Co., Inc.*	14,050	169,583
United States Steel Corp. (a)	16,230	720,125

		1,349,302
Telecommunication Services 0.9%
Wireless Telecommunication Services
Millicom International Cellular SA*	6,030	438,622
Utilities 0.8%
Gas Utilities
Questar Corp.	10,170	381,985

Total Common Stocks (Cost $38,085,279)		50,671,947
Securities Lending Collateral 21.9%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $11,044,651)	11,044,651	11,044,651
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $49,129,930) †	122.4	61,716,598
Other Assets and Liabilities, Net	(22.4)	(11,295,004)

Net Assets	100.0	50,421,594

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $50,125,317. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $11,591,281. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,137,265 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,545,984.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $10,766,242 which is 21.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(d)	$50,671,947	$—	$—	$50,671,947
Short-Term Investments	11,044,651	—	—	11,044,651
Total	$61,716,598	$—	$—	$61,716,598
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series II

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Variable Series II

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 19, 2009